UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

John Fitzgerald

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of March 31, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Diversified Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 97.3%

	Common Stocks — 97.3%

	Aerospace & Defense — 2.0%
85	Precision Castparts Corp.	8,704
183	Rockwell Collins, Inc.	10,431

		19,135

	Auto Components — 3.4%
196	BorgWarner, Inc.	8,453
843	Gentex Corp. (c)	14,463
212	WABCO Holdings, Inc.	9,685

		32,601

	Biotechnology — 2.7%
225	BioMarin Pharmaceutical, Inc. (a) (c)	7,962
190	Celgene Corp. (a)	11,636
401	Millennium Pharmaceuticals, Inc. (a)	6,198

		25,796

	Capital Markets — 6.7%
87	Affiliated Managers Group, Inc. (a) (c)	7,932
331	Investment Technology Group, Inc. (a)	15,287
129	Northern Trust Corp.	8,589
625	Och-Ziff Capital Management Group LLC, Class A	13,127
158	T. Rowe Price Group, Inc. (c)	7,911
706	TD AMERITRADE Holding Corp. (a) (c)	11,652

		64,498

	Chemicals — 2.3%
234	Ecolab, Inc.	10,147
375	Rockwood Holdings, Inc. (a)	12,279

		22,426

	Commercial Services & Supplies — 4.9%
591	Corrections Corp. of America (a)	16,262
302	Stericycle, Inc. (a)	15,569
502	Waste Connections, Inc. (a)	15,436

		47,267

	Communications Equipment — 1.2%
241	Harris Corp.	11,699

	Computers & Peripherals — 0.8%
390	Seagate Technology, (Cayman Islands) (c)	8,172

	Construction & Engineering — 0.8%
164	Shaw Group, Inc. (The) (a)	7,733

	Diversified Consumer Services — 0.6%
129	Apollo Group, Inc., Class A (a)	5,591

	Diversified Financial Services — 2.0%
415	Interactive Brokers Group, Inc., Class A (a) (c)	10,649
96	Nymex Holdings, Inc.	8,700

		19,349

	Diversified Telecommunication Services — 1.9%
1,211	Time Warner Telecom, Inc., Class A (a) (c)	18,753

	Electrical Equipment — 3.3%
41	First Solar, Inc. (a)	9,414
149	General Cable Corp. (a)	8,772
240	Roper Industries, Inc.	14,294

		32,480

	Electronic Equipment & Instruments — 4.5%
665	Amphenol Corp., Class A	24,782
263	Dolby Laboratories, Inc., Class A (a)	9,554
322	FLIR Systems, Inc. (a)	9,702

		44,038

	Energy Equipment & Services — 5.6%
293	Cameron International Corp. (a)	12,196
159	Exterran Holdings, Inc. (a)	10,271
259	Helmerich & Payne, Inc.	12,130
141	National Oilwell Varco, Inc. (a)	8,237
184	Oceaneering International, Inc. (a)	11,563

		54,397

	Food & Staples Retailing — 1.3%
381	Whole Foods Market, Inc. (c)	12,546

	Food Products — 1.3%
198	Wm. Wrigley Jr., Co.	12,423

	Gas Utilities — 1.5%
255	Questar Corp.	14,427

	Health Care Equipment & Supplies — 5.0%
126	Beckman Coulter, Inc.	8,149
356	Dentsply International, Inc.	13,739
260	Hologic, Inc. (a)	14,431

JPMorgan Diversified Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Health Care Equipment & Supplies — Continued
244	IDEXX Laboratories, Inc. (a)	12,029

		48,348

	Health Care Providers & Services — 3.4%
183	Coventry Health Care, Inc. (a)	7,372
220	DaVita, Inc. (a)	10,505
138	Humana, Inc. (a)	6,212
332	VCA Antech, Inc. (a)	9,071

		33,160

	Health Care Technology — 1.0%
248	Cerner Corp. (a) (c)	9,237

	Hotels, Restaurants & Leisure — 1.3%
443	Burger King Holdings, Inc. (c)	12,245

	Household Durables — 0.9%
165	Garmin Ltd., (Cayman Islands) (c)	8,936

	Industrial Conglomerates — 1.0%
182	McDermott International, Inc. (a)	9,982

	Insurance — 1.0%
298	Philadelphia Consolidated Holding Co. (a)	9,579

	Internet Software & Services — 0.5%
227	DealerTrack Holdings, Inc. (a)	4,592

	IT Services — 4.4%
625	Genpact Ltd., (Bermuda) (a) (c)	7,657
123	MasterCard, Inc., Class A (c)	27,479
457	VeriFone Holdings, Inc. (a) (c)	7,258

		42,394

	Life Sciences Tools & Services — 3.0%
191	Covance, Inc. (a)	15,832
179	Illumina, Inc. (a) (c)	13,570

		29,402

	Machinery — 3.5%
70	Bucyrus International, Inc., Class A (c)	7,085
164	Cummins, Inc.	7,697
253	Kaydon Corp.	11,096
233	Pall Corp.	8,163

		34,041

	Media — 1.7%
266	John Wiley & Sons, Inc., Class A	10,563
98	Morningstar, Inc. (a)	6,019

		16,582

	Metals & Mining — 1.1%
154	Century Aluminum Co. (a)	10,200

	Multiline Retail — 0.4%
340	Saks, Inc. (a) (c)	4,242

	Office Electronics — 1.0%
286	Zebra Technologies Corp., Class A (a)	9,531

	Oil, Gas & Consumable Fuels — 5.9%
309	Cabot Oil & Gas Corp.	15,709
411	Forest Oil Corp. (a)	20,131
116	Peabody Energy Corp.	5,903
450	Southwestern Energy Co. (a)	15,165

		56,908

	Pharmaceuticals — 1.4%
86	Allergan, Inc.	4,838
157	Shire plc. ADR, (United Kingdom)	9,080

		13,918

	Road & Rail — 1.9%
315	J.B. Hunt Transport Services, Inc.	9,903
162	Norfolk Southern Corp.	8,773

		18,676

	Semiconductors & Semiconductor Equipment — 4.5%
352	Broadcom Corp., Class A (a)	6,791
215	KLA-Tencor Corp.	7,988
182	MEMC Electronic Materials, Inc. (a)	12,897
570	NVIDIA Corp. (a)	11,280
248	Tessera Technologies, Inc. (a) (c)	5,161

		44,117

	Software — 4.6%
339	Amdocs Ltd., (United Kingdom) (a)	9,628
248	ANSYS, Inc. (a)	8,571
203	Autodesk, Inc. (a)	6,399
249	Electronic Arts, Inc. (a) (c)	12,422
436	Nuance Communications, Inc. (a)	7,590

		44,610

JPMorgan Diversified Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Specialty Retail — 3.0%
122	Best Buy Co., Inc.	5,070
222	J Crew Group, Inc. (a) (c)	9,791
112	Penske Auto Group, Inc. (c)	2,173
388	Urban Outfitters, Inc. (a)	12,176

		29,210

	Total Long-Term Investments (Cost $873,994)	943,241

	Short-Term Investment — 2.4%

	Investment Company — 2.4%
23,634	JPMorgan Liquid Assets Money Market Fund, Institutional Class (Cost $23,634) (b) (m)	23,634

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 9.6%

	Certificate of Deposit — 0.5%
4,500	Calyon, New York, FRN, 2.40%, 03/15/10	4,499

	Corporate Notes — 6.3%
5,000	Banque Federative du Credit Mutuel, (France), FRN, 2.90%, 08/01/08	5,000
5,000	BBVA U.S. Senior SAU, (Spain), FRN, 2.95%, 03/12/10	4,979
9,700	Caixa d’Estalvis de Catalunya, (Spain), FRN, 3.04%, 06/30/08	9,691
5,000	First Tennessee Bank N.A., FRN, 2.84%, 08/15/08	5,000
6,000	General Electric Capital Corp., FRN, 2.40%, 03/12/10	5,928
5,000	Macquarie Bank Ltd., (Australia), FRN, 2.62%, 08/20/08	5,000
1,000	Monumental Global Funding III, FRN, 2.40%, 03/26/10	1,000
7,000	Monumental Global Funding III, FRN, 3.14%, 05/24/10	6,855
5,000	National Rural Utilities Cooperative Finance Corp., FRN, 3.12%, 09/04/08	5,000
6,000	Nationwide Building Society, (United Kingdom), FRN, 3.14%, 07/03/08	6,000
2,000	Pricoa Global Funding I, FRN, 2.41%, 12/15/09	2,000
5,000	Pricoa Global Funding I, FRN, 2.65%, 09/26/08	5,000

		61,453

	Repurchase Agreements — 2.1%
4,000	Barclays Capital, Inc., 2.50%, dated 03/31/08, due 04/01/08, repurchase price $4,000, collateralized by U.S. Government Agency Mortgages	4,000
11,970	Credit Suisse (USA) LLC, 3.01%, dated 03/31/08, due 04/01/08, repurchase price $11,971, collateralized by U.S. Government Agency Mortgages	11,970
4,000	Lehman Brothers, Inc., 2.99%, dated 03/31/08, due 04/01/08, repurchase price $4,000, collateralized by U.S. Government Agency Mortgages	4,000

		19,970

	Time Deposits — 0.7%
2,000	Caisse Nationale des Caisses d’Epargne, (France), 3.10%, 04/01/08	2,000
3,000	Dresdner Bank, 3.50%, 04/01/08	3,000
2,000	ING Bank NV, Seoul, 3.60%, 04/01/08	2,000

		7,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $93,169)	92,922

	Total Investments — 109.3% (Cost $990,797)	1,059,797

	Liabilities in Excess of Other Assets — (9.3)%	(90,589)

	NET ASSETS — 100.0%	$969,208

Percentages indicated are based on net assets.

JPMorgan Diversified Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$141,411
Aggregate gross unrealized depreciation	(72,410)

Net unrealized appreciation/depreciation	$69,001

Federal income tax cost of investments	$990,797

ABBREVIATIONS AND DEFINITIONS:

ADR	American Depositary Receipt

FRN	Floating Rate Note. The interest rate shown is the rate in effect as of 3/31/2008.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reserve purchase agreements.

JPMorgan Diversified Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 99.1%

	Common Stocks — 99.1%

	Aerospace & Defense — 2.3%
45	Alliant Techsystems, Inc. (a)	4,655
132	Spirit Aerosystems Holdings, Inc., Class A (a)	2,921

		7,576

	Auto Components — 0.7%
48	WABCO Holdings, Inc.	2,203

	Beverages — 1.8%
44	Brown-Forman Corp., Class B	2,918
79	Fomento Economico Mexicano	3,280

	S.A.B. de C.V. ADR, (Mexico)	6,198

	Building Products — 1.0%
188	Owens Corning, Inc. (a) (c)	3,407

	Capital Markets — 3.2%
36	Affiliated Managers Group, Inc. (a)	3,257
120	Charles Schwab Corp. (The)	2,254
83	Cohen & Steers, Inc. (c)	2,207
15	Northern Trust Corp.	977
41	T. Rowe Price Group, Inc.	2,059

		10,754

	Chemicals — 4.1%
107	Albemarle Corp.	3,896
39	Lubrizol Corp.	2,154
46	PPG Industries, Inc.	2,771
52	Rohm & Haas Co.	2,823
36	Sigma-Aldrich Corp.	2,130

		13,774

	Commercial Banks — 5.0%
51	City National Corp.	2,508
90	Cullen/Frost Bankers, Inc.	4,747
44	East West Bancorp, Inc. (c)	776
56	M&T Bank Corp.	4,522
292	Synovus Financial Corp. (c)	3,224
53	United Community Banks, Inc. (c)	907

		16,684

	Commercial Services & Supplies — 0.6%
68	Republic Services, Inc.	1,982

	Computers & Peripherals — 0.6%
88	NCR Corp. (a)	2,002

	Construction Materials — 1.1%
67	Cemex S.A.B. de C.V. ADR, (Mexico) (a)	1,758
30	Vulcan Materials Co. (c)	1,965

		3,723

	Containers & Packaging — 0.8%
39	Ball Corp.	1,787
79	Temple-Inland, Inc. (c)	1,002

		2,789

	Distributors — 0.8%
66	Genuine Parts Co.	2,634

	Diversified Telecommunication Services — 1.3%
59	CenturyTel, Inc.	1,944
183	Qwest Communications International, Inc. (c)	831
141	Windstream Corp.	1,691

		4,466

	Electric Utilities — 4.1%
119	American Electric Power Co., Inc.	4,957
58	Edison International	2,835
42	FirstEnergy Corp.	2,882
135	Westar Energy, Inc.	3,083

		13,757

	Electrical Equipment — 0.7%
51	Ametek, Inc.	2,220

	Electronic Equipment & Instruments — 1.7%
60	Amphenol Corp., Class A	2,250
101	Arrow Electronics, Inc. (a)	3,409

		5,659

	Energy Equipment & Services — 1.4%
96	Helix Energy Solutions Group, Inc. (a)	3,037
31	Unit Corp. (a)	1,756

		4,793

	Food & Staples Retailing — 2.6%
63	Great Atlantic & Pacific Tea Co., Inc. (a) (c)	1,644
167	Safeway, Inc.	4,890
72	SUPERVALU, Inc.	2,161

		8,695

JPMorgan Diversified Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Food Products — 1.4%
43	Archer-Daniels-Midland Co.	1,766
103	Dean Foods Co.	2,059
16	Wm. Wrigley, Jr., Co.	1,016

		4,841

	Gas Utilities — 3.0%
42	Energen Corp.	2,598
76	ONEOK, Inc.	3,392
36	Questar Corp.	2,042
82	UGI Corp.	2,051

		10,083

	Health Care Equipment & Supplies — 0.3%
12	Becton, Dickinson & Co.	1,056

	Health Care Providers & Services — 2.8%
148	Community Health Systems, Inc. (a)	4,951
73	Coventry Health Care, Inc. (a)	2,960
58	Lincare Holdings, Inc. (a)	1,642

		9,553

	Hotels, Restaurants & Leisure — 4.1%
147	Burger King Holdings, Inc.	4,058
138	Marriott International, Inc., Class A	4,748
13	MGM Mirage (a)	777
87	Vail Resorts, Inc. (a) (c)	4,187

		13,770

	Household Durables — 2.2%
68	Fortune Brands, Inc.	4,712
24	Jarden Corp. (a) (c)	514
44	KB Home (c)	1,083
50	Toll Brothers, Inc. (a)	1,163

		7,472

	Household Products — 0.4%
21	Clorox Co.	1,198

	Industrial Conglomerates — 0.6%
61	Carlisle Cos., Inc.	2,023

	Insurance — 9.2%
63	Assurant, Inc.	3,826
87	Cincinnati Financial Corp.	3,298
35	Everest Re Group Ltd., (Bermuda)	3,166
47	IPC Holdings Ltd., (Bermuda)	1,303
100	Loews Corp.	4,010
303	Old Republic International Corp.	3,906
162	OneBeacon Insurance Group Ltd.	3,087
33	Principal Financial Group, Inc.	1,828
58	ProAssurance Corp. (a) (c)	3,111
34	Protective Life Corp.	1,387
73	W.R. Berkley Corp.	2,019

		30,941

	Internet & Catalog Retail — 0.6%
14	Amazon.com, Inc. (a)	1,013
48	Expedia, Inc. (a)	1,046

		2,059

	IT Services — 2.2%
65	Fidelity National Information Services, Inc.	2,489
151	Total System Services, Inc.	3,573
54	Western Union Co. (The)	1,146

		7,208

	Machinery — 2.6%
39	Dover Corp.	1,611
37	Harsco Corp.	2,043
16	Joy Global, Inc.	1,062
59	Kennametal, Inc.	1,733
63	Oshkosh Corp.	2,275

		8,724

	Media — 4.1%
84	AH Belo Corp., Class A (a) (c)	965
87	Belo Corp., Class A	914
88	Cablevision Systems Corp., Class A (a)	1,879
121	Clear Channel Communications, Inc.	3,546
80	Clear Channel Outdoor Holdings, Inc., Class A (a) (c)	1,520
44	Lamar Advertising Co., Class A (a) (c)	1,577
59	Omnicom Group, Inc.	2,602
1	Washington Post Co. (The), Class B	801

		13,804

	Metals & Mining — 0.6%
33	Carpenter Technology Corp.	1,847

JPMorgan Diversified Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Multi-Utilities — 3.8%
252	CMS Energy Corp.	3,415
67	MDU Resources Group, Inc. (c)	1,657
57	NSTAR	1,731
106	PG&E Corp.	3,885
110	Xcel Energy, Inc.	2,202

		12,890

	Oil, Gas & Consumable Fuels — 6.6%
62	CVR Energy, Inc. (a) (c)	1,428
29	Devon Energy Corp.	3,029
53	Kinder Morgan Management LLC (a)	2,677
39	Murphy Oil Corp.	3,228
41	Newfield Exploration Co. (a)	2,188
60	Penn Virginia Corp. (c)	2,646
93	Teekay Corp., (Bahamas) (c)	3,958
87	Williams Cos., Inc.	2,856

		22,010

	Pharmaceuticals — 0.9%
169	Warner Chilcott Ltd., Class A (a)	3,042

	Real Estate Investment Trusts (REITs) — 4.6%
86	Cousins Properties, Inc. (c)	2,135
93	Kimco Realty Corp.	3,627
37	PS Business Parks, Inc.	1,899
24	Public Storage	2,153
41	Rayonier, Inc.	1,801
19	Regency Centers Corp.	1,204
31	Vornado Realty Trust	2,683

		15,502

	Real Estate Management & Development — 1.4%
67	Brookfield Asset Management, Inc., Class A, (Canada)	1,803
143	Brookfield Properties Corp., (Canada)	2,770

		4,573

	Software — 0.6%
85	Jack Henry & Associates, Inc. (c)	2,099

	Specialty Retail — 6.1%
43	Abercrombie & Fitch Co., Class A	3,138
42	AutoZone, Inc. (a)	4,770
42	Sherwin-Williams Co. (The)	2,122
161	Staples, Inc.	3,551
103	Tiffany & Co.	4,320
77	TJX Cos., Inc.	2,553

		20,454

	Textiles, Apparel & Luxury Goods — 3.0%
91	Coach, Inc. (a)	2,747
9	Columbia Sportswear Co. (c)	379
56	Phillips-Van Heusen Corp.	2,135
61	V.F. Corp.	4,747

		10,008

	Thrifts & Mortgage Finance — 2.8%
34	Federal National Mortgage Association	887
72	FirstFed Financial Corp. (a) (c)	1,955
47	Freddie Mac	1,185
93	Hudson City Bancorp, Inc.	1,639
224	People’s United Financial, Inc.	3,869

		9,535

	Tobacco — 1.0%
47	Loews Corp. - Carolina Group	3,381

	Wireless Telecommunication Services — 0.4%
37	Telephone & Data Systems, Inc.	1,373

	Total Long-Term Investments (Cost $304,120)	332,762

	Short-Term Investment — 1.1%

	Investment Company — 1.1%
3,513	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m) (Cost $3,513)	3,513

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 10.3%

	Certificate of Deposit — 0.7%
2,500	Calyon, New York, FRN, 2.40%, 03/15/10	2,500

	Corporate Notes — 8.1%
2,000	Banque Federative du Credit Mutuel, (France), FRN, 2.90%, 08/01/08	2,000
4,000	BBVA U.S. Senior SAU, (Spain), FRN, 2.95%, 03/12/10	3,984

JPMorgan Diversified Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Corporate Notes — Continued
4,000	General Electric Capital Corp., FRN, 2.40%, 03/12/10	3,952
3,000	Macquarie Bank Ltd., (Australia), FRN, 2.62%, 08/20/08	3,000
2,000	Metropolitan Life Global Funding I, FRN, 2.59%, 08/21/08	2,000
3,000	Monumental Global Funding III, FRN, 3.14%, 05/24/10	2,938
3,000	Pricoa Global Funding I, FRN, 2.41%, 12/15/09	3,000
3,000	Unicredito Italiano Bank Ireland plc (Ireland), FRN, 3.09%, 08/08/08	3,000
3,000	Wachovia Bank N.A., FRN, 2.36%, 02/23/09	3,000

		26,874

	Repurchase Agreements — 1.1%
3,494	Barclays Capital, Inc., 2.50%, dated 03/31/08, due 04/01/08, repurchase price $3,494, collateralized by U.S. Government Agency Mortgages	3,494
172	Credit Suisse First Boston LLC, 3.01%, dated 03/31/08, due 04/01/08, repurchase price $172, collateralized by U.S. Government Agency Mortgages	172

		3,666

	Time Deposits — 0.4%
750	Caisse Nationale des Caisses d’Epargne, (France), 3.10%, 04/01/08	750
750	ING Bank NV, Seoul, 3.60%, 04/01/08	750

		1,500

	Total Investments of Cash Collateral for Securities on Loan (Cost $34,666)	34,540

	Total Investments — 110.5% (Proceeds $342,299 )	370,815

	Liabilities in Excess of Other Assets — (10.5)%	(35,106)

	NET ASSETS — 100.0%	$335,709

Percentages indicated are based on net assets.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,050
Aggregate gross unrealized depreciation	(23,534)

Net unrealized appreciation/depreciation	$28,516

Federal income tax cost of investments	$342,299

ABBREVIATIONS AND DEFINITIONS:

ADR	American Depositary Receipt

FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

JPMorgan Equity Income Fund
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 96.0%

Common Stocks — 94.6%

Aerospace & Defense — 1.6%
62	United Technologies Corp.	4,239

Beverages — 4.1%
109	Anheuser-Busch Cos., Inc.	5,148
92	Coca-Cola Co. (The)	5,588
		10,736

Capital Markets — 3.2%
112	Bank of New York Mellon Corp. (The)	4,661
43	Morgan Stanley	1,974
58	W.P. Carey & Co. LLC	1,750
		8,385

Chemicals — 2.8%
21	Air Products & Chemicals, Inc.	1,905
30	PPG Industries, Inc.	1,821
67	Rohm & Haas Co.	3,618
		7,344

Commercial Banks — 3.3%
14	M&T Bank Corp.	1,159
43	SunTrust Banks, Inc.	2,377
99	Synovus Financial Corp. (c)	1,098
114	TCF Financial Corp.	2,036
65	Wells Fargo & Co.	1,900
		8,570

Commercial Services & Supplies — 1.0%
73	Pitney Bowes, Inc.	2,570

Construction Materials — 2.0%
109	Cemex, S.A.B. de C.V. ADR (Mexico) (a) (c)	2,844
34	Vulcan Materials Co. (c)	2,258
		5,102

Containers & Packaging — 0.4%
	83	Temple-Inland, Inc. (c)	1,053
Distributors - 1.2%
	78	Genuine Parts Co.	3,133

Diversified Financial Services — 3.2%
138	Bank of America Corp.	5,229
152	Citigroup, Inc.	3,247
		8,476

Diversified Telecommunication Services — 6.5%
203	AT&T, Inc.	7,792
110	Consolidated Communications Holdings, Inc. (c)	1,658
139	Verizon Communications, Inc.	5,052
196	Windstream Corp.	2,342
		16,844

Electric Utilities — 3.4%
69	American Electric Power Co., Inc.	2,881

	40	FirstEnergy Corp.	2,738
	133	Northeast Utilities	3,268
			8,887
Electrical Equipment - 2.0%
	100	Emerson Electric Co.	5,125
Food Staples Retailing - 0.3%
	28	SUPERVALU, Inc.	845

Food Products — 4.8%
191	B&G Foods, Inc., Class A	2,104
49	General Mills, Inc.	2,904
54	Kellogg Co.	2,812
99	Kraft Foods, Inc., Class A	3,059
27	Wm. Wrigley, Jr., Co.	1,684
		12,563

Household Durables — 1.4%
15	Black & Decker Corp.	998
36	Fortune Brands, Inc.	2,495
		3,493

Household Products — 1.9%
72	Procter & Gamble Co.	5,031

Industrial Conglomerates — 2.3%
165	General Electric Co.	6,118

Insurance — 6.1%
68	Allstate Corp. (The)	3,287
96	Chubb Corp. (The)	4,740
30	Hartford Financial Services Group, Inc.	2,265
63	IPC Holdings Ltd. (Bermuda)	1,764
32	Old Republic International Corp.	412
82	OneBeacon Insurance Group Ltd.	1,562
40	Travelers Cos., Inc. (The)	1,924
		15,954

Marine — 1.8%
166	Seaspan Corp. (Hong Kong) (c)	4,718

Media — 1.1%
143	Regal Entertainment Group, Class A (c)	2,757

Multi-Utilities — 3.5%
127	CMS Energy Corp.	1,718
109	PG&E Corp.	3,995
168	Xcel Energy, Inc.	3,352
		9,065

Oil, Gas & Consumable Fuels — 13.1%
87	Chevron Corp.	7,465
76	ConocoPhillips	5,807
91	Energy Transfer Equity LP	2,836
162	Exxon Mobil Corp.	13,660
78	NuStar GP Holdings LLC	1,982
34	Royal Dutch Shell plc ADR (Netherlands)	2,311
		34,061

Pharmaceuticals — 8.1%
72	Abbott Laboratories	3,943

67	Johnson & Johnson	4,372
105	Merck & Co., Inc.	3,992
64	Novartis AG ADR (Switzerland)	3,279
174	Pfizer, Inc.	3,646
45	Wyeth	1,867
		21,099

Real Estate Investment Trusts (REITs) — 3.8%
24	Agree Realty Corp. (c)	670
30	Plum Creek Timber Co., Inc. (c)	1,204
31	Public Storage	2,765
58	Rayonier, Inc.	2,534
42	Regency Centers Corp. (c)	2,746
		9,919

Real Estate Management & Development — 0.3%
28	Forestar Real Estate Group, Inc. (a) (c)	687

Semiconductors & Semiconductor Equipment — 1.2%
151	Intel Corp.	3,202

Specialty Retail — 0.8%
96	Limited Brands, Inc.	1,637
10	Sherwin-Williams Co. (The)	485
		2,122

Textiles, Apparel & Luxury Goods — 1.9%
62	V.F. Corp.	4,829

Thrifts & Mortgage Finance — 2.3%
90	Freddie Mac	2,266
209	People's United Financial, Inc.	3,618
		5,884

Tobacco — 4.5%
87	Altria Group, Inc.	1,923
75	Loews Corp. - Carolina Group	5,405
87	Philip Morris International, Inc. (a)	4,380
		11,708

Transportation Infrastructure — 0.3%
29	Macquarie Infrastructure Co. LLC (c)	851

Wireless Telecommunication Services — 0.4%
27	Crown Castle International Corp. (a) (c)	934
	Total Common Stocks
	(Cost $182,075)	246,304

Principal Amount ($)

Convertible Bonds — 1.4%

Media — 1.4%
3,000	Liberty Media LLC
	3.25%, 03/15/31	2,025
40	Tribune Co.
	2.00%, 05/15/29	1,520
	Total Convertible Bonds
	(Cost $6,101)	3,545
	Total Long-Term Investments
	(Cost $188,176)	249,849
Shares

Short-Term Investment — 3.6%

Investment Company — 3.6%
9,436	JPMorgan Prime Money Market Fund, Institutional Fund, (b) (m)	9,436
(Cost $9,436)

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 5.7%

Corporate Note — 0.1%
235	HBOS Treasury Services plc,
	FRN, 3.19%, 08/29/08	236

Repurchase Agreements — 5.5%
1,846	Banc of America Securities LLC, 2.40%, dated 03/31/08, due 04/01/08, repurchase price $1,846, collateralized by U.S. Government Agency Mortgages	1,846
3,100	Barclays Capital, 2.50%, dated 03/31/08, due 04/01/08, repurchase price $3,100, collateralized by U.S. Government Agency Mortgages	3,100
3,100	Credit Suisse First Boston LLC, 3.01%, dated 03/31/08, due 04/01/08, repurchase price $3,100, collateralized by U.S. Government Agency Mortgages	3,100
3,000	Goldman Sachs & Co., 2.75%, dated 03/31/08, due 04/01/08, repurchase price $3,000, collateralized by U.S. Government Agency Mortgages	3,000
3,100	Lehman Brothers, Inc., 2.99%, dated 03/31/08, due 04/01/08, repurchase price $3,100, collateralized by U.S. Government Agency Mortgages	3,100
225	Merrill Lynch, 2.25%, dated 03/31/08, due 04/01/08, repurchase price $225, collateralized by U.S. Government Agency Mortgages	225
		14,371

Time Deposits — 0.1%
200	Caisse Nationale des Caisses d' Epargne (France),
	3.10%, 04/01/08	200
200	ING Bank,
	3.60%, 04/01/08	200
		400
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $15,007)	15,007

Total Investments — 105.3%
(Cost $212,619)	274,292

Liabilities in Excess of Other Assets — (5.3)%	(13,929)

NET ASSETS-- 100.0%	$260,363

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a) - Non-income producing security.
(b) - Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c) - Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(m) - All or a portion of this security is reserved for current or potential holdings of futures, swaps,options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR - American Depositary Receipt
FRN - Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,618
Aggregate gross unrealized depreciation	(12,945)
Net unrealized appreciation/depreciation	$61,673
Federal income tax cost of investments	$212,619

JPMorgan Equity Index Fund
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

Long-Term Investments — 98.6%

Common Stocks — 98.6%

Aerospace & Defense — 2.8%
124	Boeing Co.	9,240
65	General Dynamics Corp.	5,447
20	Goodrich Corp.	1,169
121	Honeywell International, Inc.	6,823
20	L-3 Communications Holdings, Inc.	2,174
56	Lockheed Martin Corp.	5,530
55	Northrop Grumman Corp.	4,271
23	Precision Castparts Corp.	2,304
69	Raytheon Co.	4,475
26	Rockwell Collins, Inc.	1,508
159	United Technologies Corp.	10,973
		53,914

Air Freight & Logistics — 1.0%
28	CH Robinson Worldwide, Inc.	1,514
35	Expeditors International of Washington, Inc. (c)	1,564
50	FedEx Corp.	4,659
168	United Parcel Service, Inc., Class B	12,270
		20,007

Airlines — 0.1%
120	Southwest Airlines Co.	1,482

Auto Components — 0.2%
39	Goodyear Tire & Rubber Co. (The) (a)	1,007
96	Johnson Controls, Inc.	3,260
		4,267

Automobiles — 0.3%
359	Ford Motor Co. (a) (c)	2,050
92	General Motors Corp. (c)	1,752
39	Harley-Davidson, Inc. (c)	1,453
		5,255

Beverages — 2.6%
116	Anheuser-Busch Cos., Inc.	5,512
14	Brown-Forman Corp., Class B	907
325	Coca-Cola Co. (The)	19,763
47	Coca-Cola Enterprises, Inc.	1,130
32	Constellation Brands, Inc., Class A (a)	557
22	Molson Coors Brewing Co., Class B	1,175
22	Pepsi Bottling Group, Inc.	756
260	PepsiCo, Inc. (c)	18,787
		48,587

Biotechnology — 1.4%
177	Amgen, Inc. (a)	7,382
48	Biogen Idec, Inc. (a) (c)	2,984
71	Celgene Corp. (a)	4,332
43	Genzyme Corp. (a)	3,240

151	Gilead Sciences, Inc. (a)	7,775
25,713

Building Products — 0.1%
59	Masco Corp. (c)	1,175
28	Trane, Inc.	1,296
		2,471

Capital Markets — 3.0%
32	American Capital Strategies Ltd. (c)	1,083
37	Ameriprise Financial, Inc.	1,912
185	Bank of New York Mellon Corp. (The)	7,737
19	Bear Stearns Cos., Inc. (The) (c) (q) (y)	201
153	Charles Schwab Corp. (The)	2,872
75	E*Trade Financial Corp. (a) (c)	290
14	Federated Investors, Inc., Class B (c)	550
26	Franklin Resources, Inc.	2,478
64	Goldman Sachs Group, Inc. (The)	10,616
24	Janus Capital Group, Inc.	559
22	Legg Mason, Inc.	1,226
86	Lehman Brothers Holdings, Inc. (c)	3,244
158	Merrill Lynch & Co., Inc.	6,430
179	Morgan Stanley	8,200
31	Northern Trust Corp.	2,072
63	State Street Corp.	4,972
43	T. Rowe Price Group, Inc. (c)	2,142
		56,584

Chemicals — 2.0%
35	Air Products & Chemicals, Inc.	3,205
9	Ashland, Inc. (c)	430
153	Dow Chemical Co. (The)	5,625
146	E.l. du Pont de Nemours & Co.	6,832
13	Eastman Chemical Co.	809
29	Ecolab, Inc.	1,238
18	Hercules, Inc.	337
13	International Flavors & Fragrances, Inc.	580
89	Monsanto Co.	9,926
27	PPG Industries, Inc.	1,610
51	Praxair, Inc.	4,286
20	Rohm & Haas Co.	1,101
21	Sigma-Aldrich Corp. (c)	1,254
		37,233

Commercial Banks — 2.8%
89	BB&T Corp. (c)	2,845
24	Comerica, Inc.	858
87	Fifth Third Bancorp (c)	1,811
21	First Horizon National Corp. (c)	288
59	Huntington Bancshares, Inc. (c)	639
65	KeyCorp	1,422
13	M&T Bank Corp. (c)	1,006
43	Marshall & Ilsley Corp. (c)	986
103	National City Corp.	1,025

55	PNC Financial Services Group, Inc.	3,630
113	Regions Financial Corp.	2,225
57	SunTrust Banks, Inc.	3,142
281	U.S. Bancorp	9,093
322	Wachovia Corp.	8,693
536	Wells Fargo & Co.	15,585
17	Zions Bancorp	793
		54,041

Commercial Services & Supplies — 0.5%
55	Allied Waste Industries, Inc. (a)	592
17	Avery Dennison Corp. (c)	852
21	Cintas Corp.	606
21	Equifax, Inc.	726
20	Monster Worldwide, Inc. (a) (c)	494
34	Pitney Bowes, Inc.	1,201
35	R.R. Donnelley & Sons Co.	1,058
26	Robert Half International, Inc.	664
80	Waste Management, Inc.	2,700
		8,893

Communications Equipment — 2.5%
14	Ciena Corp. (a) (c)	436
968	Cisco Systems, Inc. (a)	23,328
256	Corning, Inc.	6,149
37	JDS Uniphase Corp. (a) (c)	489
85	Juniper Networks, Inc. (a)	2,126
366	Motorola, Inc.	3,407
262	QUALCOMM, Inc.	10,738
67	Tellabs, Inc. (a) (c)	366
		47,039

Computers & Peripherals — 4.3%
143	Apple, Inc. (a)	20,487
364	Dell, Inc. (a)	7,252
341	EMC Corp. (a)	4,893
400	Hewlett-Packard Co.	18,286
225	International Business Machines Corp.	25,893
15	Lexmark International, Inc., Class A (a)	474
56	NetApp, Inc. (a) (c)	1,119
22	QLogic Corp. (a)	335
37	SanDisk Corp. (a)	840
129	Sun Microsystems, Inc. (a)	2,000
29	Teradata Corp. (a)	643
		82,222

Construction & Engineering — 0.2%
14	Fluor Corp. (c)	2,031
20	Jacobs Engineering Group, Inc. (a)	1,451
		3,482

Construction Materials — 0.1%
18	Vulcan Materials Co. (c)	1,169

Consumer Finance — 0.7%
188	American Express Co.	8,211

61	Capital One Financial Corp.	2,982
78	Discover Financial Services (c)	1,274
76	SLM Corp. (a)	1,164
		13,631

Containers & Packaging — 0.1%
16	Ball Corp.	728
16	Bemis Co., Inc. (c)	412
21	Pactiv Corp. (a)	555
26	Sealed Air Corp.	663
		2,358

Distributors — 0.1%
27	Genuine Parts Co.	1,080

Diversified Consumer Services — 0.1%
22	Apollo Group, Inc., Class A (a)	964
53	H&R Block, Inc.	1,097
		2,061

Diversified Financial Services — 4.2%
722	Bank of America Corp.	27,357
31	CIT Group, Inc.	368
846	Citigroup, Inc.	18,116
9	CME Group, Inc.	4,063
11	IntercontinentalExchange, Inc. (a)	1,487
552	JPMorgan Chase & Co. (q)	23,698
27	Leucadia National Corp. (c)	1,243
33	Moody's Corp. (c)	1,164
43	NYSE Euronext	2,656
		80,152

Diversified Telecommunication Services — 3.1%
980	AT&T, Inc.	37,553
17	CenturyTel, Inc.	576
53	Citizens Communications Co.	559
25	Embarq Corp.	999
250	Qwest Communications International, Inc. (c)	1,131
466	Verizon Communications, Inc.	17,000
74	Windstream Corp.	881
		58,699

Electric Utilities — 2.1%
27	Allegheny Energy, Inc.	1,372
65	American Electric Power Co., Inc.	2,708
205	Duke Energy Corp.	3,662
53	Edison International	2,594
31	Entergy Corp.	3,387
107	Exelon Corp.	8,729
50	FirstEnergy Corp.	3,398
66	FPL Group, Inc.	4,152
33	Pepco Holdings, Inc.	808
16	Pinnacle West Capital Corp.	573
61	PPL Corp.	2,785
42	Progress Energy, Inc. (c)	1,762
124	Southern Co. (The)	4,424

40,354

Electrical Equipment — 0.5%
29	Cooper Industries Ltd., Class A	1,149
128	Emerson Electric Co.	6,581
24	Rockwell Automation, Inc.	1,384
		9,114

Electronic Equipment & Instruments — 0.3%
59	Agilent Technologies, Inc. (a)	1,769
34	Jabil Circuit, Inc. (c)	320
23	Molex, Inc.	529
79	Tyco Electronics Ltd. (Bermuda)	2,717
		5,335

Energy Equipment & Services — 2.7%
50	Baker Hughes, Inc.	3,443
48	BJ Services Co.	1,357
35	Cameron International Corp. (a)	1,477
23	ENSCO International, Inc.	1,464
143	Halliburton Co.	5,623
46	Nabors Industries Ltd. (Bermuda) (a)	1,540
58	National Oilwell Varco, Inc. (a)	3,385
44	Noble Corp.	2,168
18	Rowan Cos., Inc. (c)	745
195	Schlumberger Ltd.	16,927
33	Smith International, Inc.	2,095
52	Transocean, Inc. (a)	6,979
55	Weatherford International Ltd. (a)	3,993
		51,196

Food & Staples Retailing — 2.6%
71	Costco Wholesale Corp.	4,589
233	CVS/Caremark Corp.	9,423
109	Kroger Co. (The)	2,776
72	Safeway, Inc.	2,099
34	SUPERVALU, Inc.	1,030
98	SYSCO Corp.	2,845
384	Wal-Mart Stores, Inc.	20,220
161	Walgreen Co.	6,134
23	Whole Foods Market, Inc. (c)	747
		49,863

Food Products — 1.6%
105	Archer-Daniels-Midland Co.	4,303
36	Campbell Soup Co.	1,214
79	ConAgra Foods, Inc.	1,897
25	Dean Foods Co.	494
55	General Mills, Inc.	3,276
51	H.J. Heinz Co.	2,405
27	Hershey Co. (The) (c)	1,029
42	Kellogg Co.	2,225
249	Kraft Foods, Inc., Class A	7,724
21	McCormick & Co., Inc. (Non-Voting) (c)	769
116	Sara Lee Corp.	1,617

44	Tyson Foods, Inc., Class A	709
35	Wm. Wrigley, Jr., Co.	2,210
		29,872

Gas Utilities — 0.1%
7	Nicor, Inc. (c)	246
28	Questar Corp.	1,587
		1,833

Health Care Equipment & Supplies — 1.9%
103	Baxter International, Inc.	5,959
40	Becton, Dickinson & Co.	3,404
218	Boston Scientific Corp. (a)	2,808
81	Covidien Ltd.	3,585
16	CR Bard, Inc.	1,571
26	Hospira, Inc. (a)	1,103
182	Medtronic, Inc.	8,824
56	St. Jude Medical, Inc. (a)	2,414
39	Stryker Corp.	2,520
20	Varian Medical Systems, Inc. (a)	956
38	Zimmer Holdings, Inc. (a)	2,949
		36,093

Health Care Providers & Services — 1.8%
81	Aetna, Inc.	3,395
26	AmerisourceBergen Corp.	1,082
58	Cardinal Health, Inc.	3,042
45	Cigna Corp.	1,846
25	Coventry Health Care, Inc. (a)	1,014
41	Express Scripts, Inc. (a)	2,641
28	Humana, Inc. (a)	1,240
18	Laboratory Corp. of America Holdings (a) (c)	1,323
47	McKesson Corp.	2,462
85	Medco Health Solutions, Inc. (a)	3,727
21	Patterson Cos., Inc. (a) (c)	763
26	Quest Diagnostics, Inc. (c)	1,157
77	Tenet Healthcare Corp. (a)	436
203	UnitedHealth Group, Inc.	6,985
88	WellPoint, Inc. (a)	3,885
		34,998

Health Care Technology — 0.0% (g)
30	IMS Health, Inc.	626

Hotels, Restaurants & Leisure — 1.3%
71	Carnival Corp.	2,871
23	Darden Restaurants, Inc.	758
51	International Game Technology	2,043
49	Marriott International, Inc., Class A	1,680
187	McDonald's Corp.	10,433
119	Starbucks Corp. (a)	2,076
31	Starwood Hotels & Resorts Worldwide, Inc.	1,583
14	Wendy's International, Inc.	327
29	Wyndham Worldwide Corp.	595
77	Yum! Brands, Inc.	2,874

25,240

Household Durables — 0.5%
10	Black & Decker Corp.	654
20	Centex Corp. (c)	481
45	D.R. Horton, Inc.	701
25	Fortune Brands, Inc.	1,739
10	Harman International Industries, Inc. (c)	428
13	KB Home (c)	309
27	Leggett & Platt, Inc.	415
23	Lennar Corp., Class A (c)	425
45	Newell Rubbermaid, Inc.	1,028
35	Pulte Homes, Inc.	505
9	Snap-On, Inc.	477
13	Stanley Works (The)	606
12	Whirlpool Corp. (c)	1,066
		8,834

Household Products — 2.5%
23	Clorox Co.	1,278
83	Colgate-Palmolive Co.	6,452
68	Kimberly-Clark Corp.	4,407
500	Procter & Gamble Co.	35,030
		47,167

Independent Power Producers & Energy Traders — 0.3%
109	AES Corp. (The) (a)	1,812
29	Constellation Energy Group, Inc.	2,551
81	Dynegy, Inc., Class A (a)	636
		4,999

Industrial Conglomerates — 3.9%
115	3M Co.	9,099
1,622	General Electric Co. (k)	60,036
40	Textron, Inc.	2,239
79	Tyco International Ltd. (Bermuda)	3,470
		74,844

Insurance — 4.0%
54	ACE Ltd. (Bermuda)	2,951
77	Aflac, Inc.	5,009
91	Allstate Corp. (The)	4,375
47	AMBAC Financial Group, Inc. (c)	268
410	American International Group, Inc.	17,722
50	AON Corp.	1,995
16	Assurant, Inc.	946
60	Chubb Corp. (The)	2,976
27	Cincinnati Financial Corp.	1,022
70	Genworth Financial, Inc., Class A	1,591
51	Hartford Financial Services Group, Inc.	3,865
43	Lincoln National Corp.	2,235
71	Loews Corp.	2,872
85	Marsh & McLennan Cos., Inc.	2,061
34	MBIA, Inc. (c)	417
115	MetLife, Inc.	6,942

42	Principal Financial Group, Inc.	2,339
110	Progressive Corp. (The) (c)	1,771
72	Prudential Financial, Inc.	5,669
15	Safeco Corp.	640
15	Torchmark Corp.	888
101	Travelers Cos., Inc. (The)	4,822
56	Unum Group	1,241
29	XL Capital Ltd., Class A (Bermuda)	854
		75,471

Internet & Catalog Retail — 0.3%
50	Amazon.com, Inc. (a)	3,573
34	Expedia, Inc. (a) (c)	741
29	IAC/InterActive Corp. (a)	609
		4,923

Internet Software & Services — 1.6%
27	Akamai Technologies, Inc. (a) (c)	765
181	eBay, Inc. (a)	5,407
38	Google, Inc., Class A (a)	16,593
35	VeriSign, Inc. (a) (c)	1,152
217	Yahoo!, Inc. (a)	6,284
		30,201

IT Services — 0.9%
16	Affiliated Computer Services, Inc., Class A (a)	781
85	Automatic Data Processing, Inc.	3,600
47	Cognizant Technology Solutions Corp., Class A (a)	1,351
27	Computer Sciences Corp. (a)	1,084
21	Convergys Corp. (a)	310
83	Electronic Data Systems Corp.	1,378
28	Fidelity National Information Services, Inc.	1,060
27	Fiserv, Inc. (a)	1,285
53	Paychex, Inc.	1,801
32	Total System Services, Inc.	764
57	Unisys Corp. (a)	254
122	Western Union Co. (The)	2,590
		16,258

Leisure Equipment & Products — 0.1%
14	Brunswick Corp. (c)	227
47	Eastman Kodak Co. (c)	827
23	Hasbro, Inc.	647
59	Mattel, Inc.	1,168
		2,869

Life Sciences Tools & Services — 0.3%
27	Applera Corp. - Applied Biosystems Group	894
9	Millipore Corp. (a)	603
19	PerkinElmer, Inc. (c)	463
68	Thermo Fisher Scientific, Inc. (a) (c)	3,865
16	Waters Corp. (a)	904
		6,729

Machinery — 1.9%
101	Caterpillar, Inc.	7,936

33	Cummins, Inc.	1,538
41	Danaher Corp.	3,145
71	Deere & Co.	5,698
31	Dover Corp.	1,303
24	Eaton Corp.	1,896
65	Illinois Tool Works, Inc.	3,137
44	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	1,974
29	ITT Corp.	1,528
21	Manitowoc Co., Inc. (The)	861
60	PACCAR, Inc.	2,680
20	Pall Corp.	698
27	Parker Hannifin Corp.	1,896
17	Terex Corp. (a)	1,032
		35,322

Media — 2.8%
111	CBS Corp., Class B	2,442
81	Clear Channel Communications, Inc.	2,363
489	Comcast Corp., Class A	9,460
116	DIRECTV Group, Inc. (The) (a)	2,869
15	E.W. Scripps Co., Class A (c)	611
37	Gannett Co., Inc. (c)	1,084
77	Interpublic Group of Companies, Inc. (The) (a) (c)	644
52	McGraw-Hill Cos., Inc. (The) (c)	1,938
6	Meredith Corp. (c)	234
23	New York Times Co. (The), Class A (c)	441
374	News Corp., Class A	7,008
52	Omnicom Group, Inc.	2,301
581	Time Warner, Inc.	8,145
104	Viacom, Inc., Class B (a)	4,125
306	Walt Disney Co. (The)	9,599
1	Washington Post Co. (The), Class B	624
		53,888

Metals & Mining — 1.1%
132	Alcoa, Inc.	4,770
16	Allegheny Technologies, Inc.	1,170
62	Freeport-McMoRan Copper & Gold, Inc.	5,983
74	Newmont Mining Corp.	3,335
47	Nucor Corp.	3,170
16	Titanium Metals Corp. (c)	242
19	United States Steel Corp.	2,428
		21,098

Multi-Utilities — 1.1%
34	Ameren Corp. (c)	1,493
53	CenterPoint Energy, Inc.	759
37	CMS Energy Corp.	495
44	Consolidated Edison, Inc. (c)	1,755
93	Dominion Resources, Inc.	3,814
27	DTE Energy Co. (c)	1,031
12	Integrys Energy Group, Inc.	579
45	NiSource, Inc.	768

58	PG&E Corp.	2,128
83	Public Service Enterprise Group, Inc.	3,320
42	Sempra Energy	2,262
34	TECO Energy, Inc.	546
70	Xcel Energy, Inc.	1,391
		20,341

Multiline Retail — 0.8%
15	Big Lots, Inc. (a) (c)	328
9	Dillard's, Inc., Class A (c)	160
23	Family Dollar Stores, Inc.	445
36	J.C. Penney Co., Inc.	1,358
51	Kohl's Corp. (a)	2,185
70	Macy's, Inc.	1,622
29	Nordstrom, Inc.	948
12	Sears Holdings Corp. (a) (c)	1,210
133	Target Corp.	6,740
		14,996

Office Electronics — 0.1%
149	Xerox Corp.	2,231

Oil, Gas & Consumable Fuels — 10.4%
76	Anadarko Petroleum Corp.	4,793
54	Apache Corp.	6,536
74	Chesapeake Energy Corp. (c)	3,430
337	Chevron Corp.	28,796
254	ConocoPhillips	19,332
30	Consol Energy, Inc.	2,051
72	Devon Energy Corp.	7,532
114	El Paso Corp. (c)	1,894
40	EOG Resources, Inc.	4,815
869	Exxon Mobil Corp.	73,508
45	Hess Corp.	3,995
115	Marathon Oil Corp.	5,252
31	Murphy Oil Corp.	2,532
28	Noble Energy, Inc.	2,032
134	Occidental Petroleum Corp.	9,777
44	Peabody Energy Corp.	2,245
24	Range Resources Corp.	1,545
103	Spectra Energy Corp.	2,338
19	Sunoco, Inc.	1,002
22	Tesoro Corp.	671
87	Valero Energy Corp.	4,265
95	Williams Cos., Inc.	3,134
83	XTO Energy, Inc.	5,128
		196,603

Paper & Forest Products — 0.3%
69	International Paper Co.	1,890
28	MeadWestvaco Corp. (c)	769
34	Weyerhaeuser Co. (c)	2,214
		4,873

Personal Products — 0.2%

69	Avon Products, Inc.	2,741
19	Estee Lauder Cos., Inc. (The), Class A	850
		3,591

Pharmaceuticals — 6.1%
251	Abbott Laboratories	13,848
50	Allergan, Inc.	2,802
18	Barr Pharmaceuticals, Inc. (a)	847
322	Bristol-Myers Squibb Co.	6,849
161	Eli Lilly & Co.	8,290
51	Forest Laboratories, Inc. (a)	2,024
460	Johnson & Johnson	29,850
40	King Pharmaceuticals, Inc. (a)	348
352	Merck & Co., Inc.	13,349
49	Mylan Laboratories, Inc. (c)	574
1,098	Pfizer, Inc.	22,987
263	Schering-Plough Corp.	3,794
17	Watson Pharmaceuticals, Inc. (a)	494
217	Wyeth	9,076
		115,132

Real Estate Investment Trusts (REITs) — 1.2%
15	Apartment Investment & Management Co.	534
12	AvalonBay Communities, Inc.	1,205
19	Boston Properties, Inc.	1,787
19	Developers Diversified Realty Corp. (c)	813
44	Equity Residential	1,817
43	General Growth Properties, Inc.	1,653
38	HCP, Inc.	1,295
85	Host Hotels & Resorts, Inc. (c)	1,354
41	Kimco Realty Corp.	1,609
28	Plum Creek Timber Co., Inc. (c)	1,131
42	ProLogis (c)	2,469
20	Public Storage	1,793
36	Simon Property Group, Inc.	3,366
22	Vornado Realty Trust	1,890
		22,716

Real Estate Management & Development — 0.0% (g)
28	CB Richard Ellis Group, Inc., Class A (a) (c)	611

Road & Rail — 0.9%
48	Burlington Northern Santa Fe Corp.	4,434
66	CSX Corp.	3,674
61	Norfolk Southern Corp.	3,321
9	Ryder System, Inc. (c)	574
42	Union Pacific Corp.	5,310
		17,313

Semiconductors & Semiconductor Equipment — 2.4%
98	Advanced Micro Devices, Inc. (a) (c)	579
50	Altera Corp.	920
48	Analog Devices, Inc.	1,409
220	Applied Materials, Inc. (c)	4,290
76	Broadcom Corp., Class A (a)	1,463

940	Intel Corp.	19,914
29	KLA-Tencor Corp.	1,085
36	Linear Technology Corp. (c)	1,102
107	LSI Corp. (a)	532
37	MEMC Electronic Materials, Inc. (a)	2,631
31	Microchip Technology, Inc. (c)	1,004
124	Micron Technology, Inc. (a)	737
37	National Semiconductor Corp.	675
17	Novellus Systems, Inc. (a)	349
90	NVIDIA Corp. (a)	1,786
28	Teradyne, Inc. (a) (c)	352
215	Texas Instruments, Inc.	6,091
47	Xilinx, Inc.	1,105
		46,024

Software — 3.4%
92	Adobe Systems, Inc. (a)	3,289
38	Autodesk, Inc. (a)	1,181
31	BMC Software, Inc. (a)	1,015
63	CA, Inc.	1,426
30	Citrix Systems, Inc. (a)	883
45	Compuware Corp. (a) (c)	327
51	Electronic Arts, Inc. (a)	2,569
53	Intuit, Inc. (a)	1,438
1,300	Microsoft Corp.	36,901
57	Novell, Inc. (a) (c)	360
643	Oracle Corp. (a)	12,567
138	Symantec Corp. (a)	2,285
		64,241

Specialty Retail — 1.6%
14	Abercrombie & Fitch Co., Class A	1,024
22	AutoNation, Inc. (a) (c)	328
7	AutoZone, Inc. (a)	795
43	Bed Bath & Beyond, Inc. (a) (c)	1,255
57	Best Buy Co., Inc.	2,373
26	GameStop Corp., Class A (a)	1,352
74	Gap, Inc. (The)	1,454
274	Home Depot, Inc.	7,668
50	Limited Brands, Inc. (c)	863
238	Lowe's Cos., Inc.	5,451
44	Office Depot, Inc. (a)	490
12	OfficeMax, Inc. (c)	236
21	RadioShack Corp.	346
17	Sherwin-Williams Co. (The)	845
114	Staples, Inc.	2,518
21	Tiffany & Co. (c)	863
71	TJX Cos., Inc.	2,348
		30,209

Textiles, Apparel & Luxury Goods — 0.4%
57	Coach, Inc. (a)	1,724
14	Jones Apparel Group, Inc. (c)	189

16	Liz Claiborne, Inc. (c)	293
62	Nike, Inc., Class B	4,229
10	Polo Ralph Lauren Corp.	558
14	V.F. Corp.	1,104
		8,097

Thrifts & Mortgage Finance — 0.6%
94	Countrywide Financial Corp. (c)	519
159	Fannie Mae	4,183
105	Freddie Mac	2,657
84	Hudson City Bancorp, Inc. (c)	1,489
19	MGIC Investment Corp. (c)	204
59	Sovereign Bancorp, Inc. (c)	547
143	Washington Mutual, Inc. (c)	1,477
		11,076

Tobacco — 1.5%
342	Altria Group, Inc.	7,603
342	Philip Morris International, Inc. (a)	17,323
28	Reynolds American, Inc. (c)	1,641
24	UST, Inc.	1,324
		27,891

Trading Companies & Distributors — 0.0% (g)
11	W.W. Grainger, Inc.	833

Wireless Telecommunication Services — 0.3%
66	American Tower Corp., Class A (a)	2,578
463	Sprint Nextel Corp.	3,096
		5,674
	Total Long-Term Investments
	(Cost $1,010,575)	1,869,919

Short-Term Investment — 1.3%

Investment Company — 1.3%
25,177	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m)
	(Cost $25,177)	25,177

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 4.2%

Certificates of Deposit — 0.1%
2,500	Calyon, New York,
	FRN, 2.40%, 03/15/10	2,499

Corporate Notes — 1.8%
5,500	BBVA Senior Finance S.A. (Spain),
	FRN, 2.95%, 03/12/10	5,477
5,000	Beta Finance, Inc.,
	FRN, 2.38%, 02/20/09 (i) (s)	4,913
1,500	Caixa d'Estalvisde Catalunya (Spain),
	FRN, 3.04%, 06/30/08	1,499
4,225	HBOS Treasury Services plc (United Kingdom),
	FRN, 3.19%, 08/29/08	4,225
6,000	Metropolitan Life Global Funding I,
	FRN, 2.59%, 08/21/08	6,000
1,700	Monumental Global Funding III,
	FRN, 3.14%, 05/24/10	1,665

5,000	Nationwide Building Society (United Kingdom),
	FRN, 3.14%, 07/03/08	5,000
5,000	Pricoa Global Funding I,
	FRN, 2.65%, 09/26/08	5,000
		33,779

Repurchase Agreements — 1.8%
4	Banc of America Securities LLC, 2.40%, dated 03/31/08, due 04/01/08, repurchase price $4, collateralized by U.S. Government Agency Mortgages	4
5,551	Barclays Capital, Inc., 2.50%, dated 03/31/08, due 04/01/08, repurchase price $5,551, collateralized by U.S. Government Agency Mortgages	5,551
14,000	Credit Suisse (USA) LLC, 3.01%, dated 03/31/08, due 04/01/08, repurchase price $14,001, collateralized by U.S. Government Agency Mortgages	14,000
14,000	Lehman Brothers, Inc., 2.99%, dated 03/31/08, due 04/01/08, repurchase price $14,001, collateralized by U.S. Government Agency Mortgages	14,000
		33,555

Time Deposit — 0.5%
3,000	Banco Santander Central Hispano SA (Spain),
	3.25%, 04/01/08	3,000
2,000	Caisse Nationale des Caisses d'Epargne et de Prevoyance (France), 3.10%, 04/01/08	2,000
3,000	Dresdner Bank,
	3.50%, 04/01/08	3,000
2,000	ING Bank NV,
	3.60%, 04/01/08	2,000
		10,000
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $79,977)	79,833

Total Investments — 104.1%
(Cost $1,115,729)	1,974,929

Other Assets in Excess of Liabilities — (4.1%)	(78,395)

NET ASSETS — 100.0%	$1,896,534

Percentages indicated are based on net assets.

Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value at 03/31/08	Unrealized Appreciation (Depreciation)
	Long Futures Outstanding
76	S&P 500 Index	June, 2008	$25,156	$256

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(q)	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.
(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

(y)	The Bear Stearns Companies Inc. and its affiliates are affiliated with JPMorgan Chase & Co.
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.

As of March 31, 2008 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	929,900
Aggregate gross unrealized depreciation	(70,700)
Net unrealized appreciation	$859,200
Federal income tax cost of investments	$1,115,729

JPMorgan Intrepid Mid Cap Fund
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 97.7%

Common Stocks — 97.7%

Aerospace & Defense — 2.5%
55	Goodrich Corp.	3,180
26	L-3 Communications Holdings, Inc.	2,799
42	Northrop Grumman Corp.	3,229
55	Precision Castparts Corp.	5,574
51	TransDigm Group, Inc. (a) (c)	1,875
		16,657

Auto Components — 1.4%
42	Autoliv, Inc. (Sweden)	2,083
47	BorgWarner, Inc.	2,014
102	Johnson Controls, Inc.	3,461
73	Lear Corp. (a) (c)	1,892
		9,450

Beverages — 1.3%
55	Coca-Cola Enterprises, Inc.	1,336
114	Pepsi Bottling Group, Inc.	3,872
131	PepsiAmericas, Inc.	3,352
		8,560

Building Products — 0.3%
66	Lennox International, Inc.	2,381

Capital Markets — 3.1%
129	American Capital Strategies Ltd. (c)	4,389
97	Federated Investors, Inc., Class B	3,787
209	Invesco Ltd.	5,089
51	Investment Technology Group, Inc. (a)	2,351
57	Raymond James Financial, Inc. (c)	1,303
244	TD AMERITRADE Holding Corp. (a)	4,025
		20,944

Chemicals — 1.6%
109	Celanese Corp., Class A	4,260
34	CF Industries Holdings, Inc.	3,482
91	Terra Industries, Inc. (a)	3,237
		10,979

Commercial Banks — 1.8%
95	Bancorpsouth, Inc.	2,205
56	Bank of Hawaii Corp.	2,760
48	BOK Financial Corp. (c)	2,502
35	PNC Financial Services Group, Inc.	2,262
124	TCF Financial Corp.	2,215
		11,944

Commercial Services & Supplies — 1.9%
405	Allied Waste Industries, Inc. (a)	4,378
66	Herman Miller, Inc. (c)	1,619
161	R.R. Donnelley & Sons Co.	4,886
38	Watson Wyatt Worldwide, Inc., Class A (c)	2,151

13,034

Communications Equipment — 0.3%
66	CommScope, Inc. (a)	2,295

Computers & Peripherals — 1.1%
153	Seagate Technology (Cayman Islands)	3,200
151	Western Digital Corp. (a)	4,069
		7,269

Construction & Engineering — 0.9%
108	McDermott International, Inc. (a)	5,932

Containers & Packaging — 0.7%
88	Owens-Illinois, Inc. (a)	4,971

Diversified Consumer Services — 1.9%
83	Apollo Group, Inc., Class A (a)	3,590
78	DeVry, Inc.	3,259
52	ITT Educational Services, Inc. (a) (c)	2,389
77	Weight Watchers International, Inc.	3,586
		12,824

Diversified Financial Services — 0.6%
112	Nasdaq OMX Group, Inc. (The) (a)	4,342

Diversified Telecommunication Services — 1.9%
123	CenturyTel, Inc.	4,079
111	Embarq Corp.	4,463
354	Windstream Corp.	4,225
		12,767

Electric Utilities — 1.8%
95	DPL, Inc. (c)	2,426
126	Edison International	6,152
48	FirstEnergy Corp.	3,314
		11,892

Electrical Equipment — 0.7%
52	Belden, Inc. (c)	1,844
60	Hubbell, Inc., Class B	2,604
		4,448

Electronic Equipment & Instruments — 1.8%
137	Arrow Electronics, Inc. (a)	4,610
149	Avnet, Inc. (a)	4,870
28	Mettler-Toledo International, Inc. (a)	2,758
		12,238

Energy Equipment & Services — 5.5%
91	ENSCO International, Inc.	5,680
138	Global Industries Ltd. (a)	2,222
81	Grant Prideco, Inc. (a)	4,007
95	Helmerich & Payne, Inc.	4,462
129	National Oilwell Varco, Inc. (a)	7,513
49	Oil States International, Inc. (a)	2,214
169	Patterson-UTI Energy, Inc.	4,432
103	Superior Energy Services, Inc. (a)	4,061
47	Tidewater, Inc.	2,568
		37,159

Food & Staples Retailing — 0.4%

70	BJ's Wholesale Club, Inc. (a)	2,495

Food Products — 0.7%
99	Flowers Foods, Inc. (c)	2,440
59	Fresh Del Monte Produce, Inc. (Cayman Islands) (a)	2,137
		4,577

Gas Utilities — 1.7%
68	Energen Corp.	4,208
99	National Fuel Gas Co.	4,693
103	Southern Union Co.	2,401
		11,302

Health Care Equipment & Supplies — 0.6%
81	Kinetic Concepts, Inc. (a)	3,749

Health Care Providers & Services — 4.7%
80	Aetna, Inc.	3,350
57	AMERIGROUP Corp. (a)	1,552
140	Cigna Corp.	5,672
93	Coventry Health Care, Inc. (a)	3,749
51	Express Scripts, Inc. (a)	3,274
98	Health Net, Inc. (a)	3,003
101	Humana, Inc. (a)	4,531
52	Laboratory Corp. of America Holdings (a)	3,832
62	Medco Health Solutions, Inc. (a)	2,719
		31,682

Hotels, Restaurants & Leisure — 0.3%
58	Bally Technologies, Inc. (a)	1,995

Household Durables — 2.1%
81	Garmin Ltd. (Cayman Islands) (c)	4,375
66	Snap-On, Inc.	3,351
91	Stanley Works (The)	4,343
53	Tupperware Brands Corp.	2,050
		14,119

Household Products — 0.7%
49	Energizer Holdings, Inc. (a)	4,449

Independent Power Producers & Energy Traders — 0.8%
154	Mirant Corp. (a) (c)	5,589

Industrial Conglomerates — 0.3%
36	Walter Industries, Inc.	2,273

Insurance — 4.5%
56	Allied World Assurance Co. Holdings Ltd. (Bermuda)	2,235
60	Arch Capital Group Ltd. (Bermuda) (a)	4,093
69	Aspen Insurance Holdings Ltd. (Bermuda)	1,810
55	Assurant, Inc.	3,359
119	Axis Capital Holdings Ltd. (Bermuda)	4,050
72	Endurance Specialty Holdings Ltd. (Bermuda)	2,646
63	Odyssey Re Holdings Corp. (c)	2,312
54	PartnerRe Ltd. (Bermuda) (c)	4,120
62	Platinum Underwriters Holdings Ltd. (Bermuda)	1,996
74	RenaissanceRe Holdings Ltd. (Bermuda)	3,852
		30,473

Internet & Catalog Retail — 1.1%

195	Expedia, Inc. (a) (c)	4,258
27	priceline.com, Inc. (a) (c)	3,227
		7,485

IT Services — 3.3%
97	Accenture Ltd., Class A (Bermuda)	3,412
56	Affiliated Computer Services, Inc., Class A (a)	2,796
89	Alliance Data Systems Corp. (a)	4,243
70	Fiserv, Inc. (a)	3,366
104	Hewitt Associates, Inc., Class A (a)	4,124
18	MasterCard, Inc., Class A (c)	4,058
		21,999

Leisure Equipment & Products — 0.6%
155	Hasbro, Inc.	4,324

Life Sciences Tools & Services — 1.7%
127	Applera Corp. - Applied Biosystems Group	4,177
48	Invitrogen Corp. (a)	4,128
61	Thermo Fisher Scientific, Inc. (a)	3,467
		11,772

Machinery — 4.8%
76	AGCO Corp. (a)	4,575
107	Cummins, Inc.	5,028
67	Eaton Corp.	5,330
66	Gardner Denver, Inc. (a)	2,437
111	Manitowoc Co., Inc. (The) (c)	4,537
88	Parker-Hannifin Corp.	6,113
42	SPX Corp.	4,395
		32,415

Marine — 0.6%
66	Kirby Corp. (a)	3,756

Media — 2.3%
80	CBS Corp., Class B	1,762
93	Interactive Data Corp.	2,636
53	Meredith Corp.	2,027
76	Omnicom Group, Inc.	3,371
105	Regal Entertainment Group, Class A (c)	2,016
86	Viacom, Inc., Class B (a)	3,404
		15,216

Metals & Mining — 3.5%
84	AK Steel Holding Corp.	4,582
37	Cleveland-Cliffs, Inc.	4,469
66	Reliance Steel & Aluminum Co.	3,975
131	Steel Dynamics, Inc.	4,315
50	United States Steel Corp.	6,293
		23,634

Multi-Utilities — 3.9%
116	Alliant Energy Corp.	4,068
318	CenterPoint Energy, Inc.	4,532
82	Dominion Resources, Inc.	3,353
166	MDU Resources Group, Inc.	4,080
88	Public Service Enterprise Group, Inc.	3,521

253	TECO Energy, Inc.	4,040
91	Vectren Corp.	2,436
		26,030

Office Electronics — 0.8%
381	Xerox Corp.	5,708

Oil, Gas & Consumable Fuels — 5.8%
42	Apache Corp.	5,038
79	Cimarex Energy Co.	4,325
128	Frontier Oil Corp.	3,500
87	Frontline Ltd. (Bermuda) (c)	3,990
58	Holly Corp.	2,513
74	Mariner Energy, Inc. (a) (c)	2,004
77	Murphy Oil Corp.	6,333
81	Noble Energy, Inc.	5,897
59	Valero Energy Corp.	2,907
78	W&T Offshore, Inc. (c)	2,647
		39,154

Personal Products — 0.6%
85	Herbalife Ltd. (Cayman Islands)	4,028

Pharmaceuticals — 1.4%
79	Perrigo Co.	2,969
240	Warner Chilcott Ltd., Class A (a) (c)	4,320
69	Watson Pharmaceuticals, Inc. (a)	2,032
		9,321

Real Estate Investment Trusts (REITs) — 4.6%
77	AMB Property Corp.	4,185
283	Annaly Capital Management, Inc.	4,337
38	General Growth Properties, Inc.	1,431
113	Hospitality Properties Trust	3,844
87	Nationwide Health Properties, Inc. (c)	2,930
109	ProLogis	6,392
74	Realty Income Corp. (c)	1,883
79	Senior Housing Properties Trust	1,868
94	Ventas, Inc.	4,235
		31,105

Real Estate Management & Development — 0.5%
45	Jones Lang LaSalle, Inc. (c)	3,504

Road & Rail — 1.7%
138	CSX Corp.	7,738
59	Ryder System, Inc.	3,606
		11,344

Semiconductors & Semiconductor Equipment — 3.2%
188	Amkor Technology, Inc. (a) (c)	2,015
81	Cree, Inc. (a) (c)	2,253
124	Lam Research Corp. (a)	4,747
80	MEMC Electronic Materials, Inc. (a)	5,651
278	NVIDIA Corp. (a)	5,495
274	ON Semiconductor Corp. (a) (c)	1,556
		21,717

Software — 2.9%

147	BMC Software, Inc. (a)	4,781
241	CA, Inc.	5,418
336	Compuware Corp. (a)	2,463
75	Sybase, Inc. (a)	1,962
195	Symantec Corp. (a)	3,248
87	Synopsys, Inc. (a)	1,985
		19,857

Specialty Retail — 3.4%
80	Aeropostale, Inc. (a)	2,163
39	AutoZone, Inc. (a)	4,439
72	GameStop Corp., Class A (a)	3,733
261	Gap, Inc. (The)	5,137
173	RadioShack Corp.	2,805
91	Sherwin-Williams Co. (The)	4,626
		22,903

Textiles, Apparel & Luxury Goods — 0.3%
70	Fossil, Inc. (a) (c)	2,132

Thrifts & Mortgage Finance — 1.1%
83	Astoria Financial Corp.	2,246
194	Hudson City Bancorp, Inc.	3,428
78	Washington Federal, Inc.	1,782
		7,456

Tobacco — 1.7%
66	Loews Corp. - Carolina Group	4,808
37	Reynolds American, Inc. (c)	2,208
85	UST, Inc.	4,618
		11,634
	Total Long-Term Investments
	(Cost $641,304)	659,283

Short-Term Investment — 2.5%

Investment Company — 2.5%
16,610	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m)
	(Cost $16,610)	16,610

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 8.7%

Certificates of Deposit — 0.4%
2,500	Calyon, New York,
	FRN, 2.40%, 01/01/80	2,493

Corporate Notes — 5.8%
4,000	Anglo Irish Bank Corp. plc, (Ireland)
	FRN, 3.13%, 09/05/08	3,974
4,000	Banque Federative du Credit Mutuel, (France)
	FRN, 2.90%, 08/01/08	3,993
4,000	BBVA Senior Finance S.A., (Spain)
	FRN, 2.95%, 03/12/10	3,984
4,000	Caixa d'Estalvis de Catalunya, (Spain)
	FRN, 3.04%, 06/30/08	3,996
5,000	General Electric Capital Corp.,
	FRN, 2.40%, 03/12/10	4,940
4,000	Macquarie Bank Ltd., (Australia)

	FRN, 2.62%, 08/20/08	4,000
4,500	Monumental Global Funding,
	FRN, 3.14%, 05/24/10	4,407
5,000	National Rural Utilities Cooperative Finance Corp.,
	FRN, 3.12%, 09/04/08	4,992
5,000	Pricoa Global Funding I,
	FRN, 2.65%, 09/26/08	4,981
		39,267

Repurchase Agreements — 1.8%
1,502	Barclays Capital, Inc., 2.50%, dated 03/31/08, due 04/01/08, repurchase
	price $1,502, collateralized by U.S. Government Agency Mortgages	1,502
5,450	Credit Suisse First Boston LLC, 3.01%, dated 03/31/08, due 04/01/08,
	repurchase price $5,451, collateralized by U.S. Government Agency Mortgages	5,450
4,894	Lehman Brothers, Inc., 2.99%, dated 03/31/08, due 04/01/08, repurchase
	price $4,895, collateralized by U.S. Government Agency Mortgages	4,894
		11,846

Time Deposit — 0.7%
1,000	Banco Santander S.A. (Spain),
	3.25%, 04/01/08	1,000
1,000	Caisse Nat Des Cais D'Epar (Italy),
	3.10%, 04/01/08	1,000
1,000	Dresdner Bank,
	3.50%, 04/01/08	1,000
1,000	ING Bank N.V. (Seoul),
	3.60%, 04/01/08	1,000
1,000	Natixis (Italy),
	3.10%, 04/01/08	1,000
		5,000
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $58,845)	58,606

Total Investments — 108.9%
(Cost $716,759)	734,499

Liabilities in Excess of Other Assets — (8.9)%	(59,781)

NET ASSETS — 100.0%	$674,718

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March, 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,023
Aggregate gross unrealized depreciation	(51,283)
Net unrealized appreciation/depreciation	$17,740

Federal income tax cost of investments	$716,759

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 99.6%
22,168	JPMorgan Core Bond Fund, Select Class (b)	242,071
30,951	JPMorgan Core Plus Bond Fund, Select Class (b)	239,564
2,210	JPMorgan Emerging Markets Debt Fund, Select Class (b)	18,142
12,277	JPMorgan Government Bond Fund, Select Class (b)	129,150
19,799	JPMorgan High Yield Bond Fund, Select Class (b)	149,286
4,375	JPMorgan International Equity Index Fund, Select Class (b)	117,462
4,805	JPMorgan Intrepid America Fund, Select Class (b)	118,594
3,080	JPMorgan Intrepid Growth Fund, Select Class (b)	66,398
2,652	JPMorgan Intrepid Mid Cap Fund, Select Class (b)	37,850
1,243	JPMorgan Intrepid Plus Fund, Select Class (a) (b)	18,669
1,220	JPMorgan Large Cap Growth Fund, Select Class (a) (b)	22,122
7,711	JPMorgan Large Cap Value Fund, Select Class (b)	86,597
19,978	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b)	19,978
7,742	JPMorgan Market Expansion Index Fund, Select Class (b)	76,493
14,377	JPMorgan Multi-Cap Market Neutral Fund, Select Class (b)	147,653
1,892	JPMorgan Real Return Fund, Select Class (b)	18,916
8,628	JPMorgan Short Duration Bond Fund, Select Class (b)	92,837
16,597	JPMorgan U.S. Equity Fund, Select Class (b)	161,985
5,801	JPMorgan U.S. Large Cap Core Plus Fund, Select Class (b)	109,866

	Total Investments — 99.6% (Cost $1,822,980)	1,873,633

	Other Assets in Excess of Liabilities — 0.4%	6,778

	NET ASSETS — 100.0%	$1,880,411

Percentages indicated are based on net assets.

Allocation Of Investments *

Taxable Fixed Income Funds	47.5%
Domestic Equity Funds	37.3
Specialty Funds	7.9
International Equity Funds	6.3
Money Market Funds	1.1

* Percentages indicated are based upon total investments as of March 31, 2008. The funds composition is subject to change.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,105
Aggregate gross unrealized depreciation	(29,452)

Net unrealized appreciation/depreciation	$50,653

Federal income tax cost of investments	$1,822,980

ABBREVIATIONS AND DEFINITIONS:

(a) Non-income producing security.

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 99.5%
11,846	JPMorgan Core Bond Fund, Select Class (b)	129,360
19,920	JPMorgan Core Plus Bond Fund, Select Class (b)	154,181
1,020	JPMorgan Emerging Markets Debt Fund, Select Class (b)	8,372
11,347	JPMorgan Government Bond Fund, Select Class (b)	119,374
6,846	JPMorgan High Yield Bond Fund, Select Class (b)	51,621
1,008	JPMorgan International Equity Index Fund, Select Class (b)	27,064
1,478	JPMorgan Intrepid America Fund, Select Class (b)	36,479
914	JPMorgan Intrepid Growth Fund, Select Class (b)	19,713
1,217	JPMorgan Intrepid Mid Cap Fund, Select Class (b)	17,370
563	JPMorgan Intrepid Plus Fund, Select Class (a) (b)	8,463
1,719	JPMorgan Large Cap Value Fund, Select Class (b)	19,309
11,842	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b)	11,842
5,808	JPMorgan Multi-Cap Market Neutral Fund, Select Class (b)	59,648
837	JPMorgan Real Return Fund, Select Class (b)	8,373
4,716	JPMorgan U.S. Equity Fund, Select Class (b)	46,028
2,308	JPMorgan U.S. Large Cap Core Plus Fund, Select Class (b)	43,704
11,208	JPMorgan Ultra Short Term Bond Fund, Select Class (b)	101,882

	Total Investments — 99.5% (Cost $859,501)	862,783
	Other Assets in Excess of Liabilities — 0.5%	4,714

	NET ASSETS — 100.0%	$867,497

Percentages indicated are based on net assets.

Allocation Of Investments *

Taxable Fixed Income Funds	66.4%
Domestic Equity Funds	22.2
Specialty Funds	6.9
International Equity Funds	3.1
Money Market Funds	1.4

* Percentages indicated are based upon total investments as of March 31, 2008. The funds composition is subject to change.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,050
Aggregate gross unrealized depreciation	(13,768)

Net unrealized appreciation/depreciation	$3,282

Federal income tax cost of investments	$859,501

ABBREVIATIONS AND DEFINITIONS :

(a)	Non-income producing security.

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 99.8%
8,642	JPMorgan Core Bond Fund, Select Class (b)	94,372
19,034	JPMorgan Core Plus Bond Fund, Select Class (b)	147,321
2,285	JPMorgan Emerging Markets Debt Fund, Select Class (b)	18,759
19,804	JPMorgan High Yield Bond Fund, Select Class (b)	149,320
8,730	JPMorgan Intermediate Bond Fund, Select Class (b)	92,452
1,291	JPMorgan International Equity Fund, Select Class (b)	37,959
4,415	JPMorgan International Equity Index Fund, Select Class (b)	118,540
7,172	JPMorgan Intrepid America Fund, Select Class (b)	177,009
3,513	JPMorgan Intrepid Growth Fund, Select Class (b)	75,742
3,988	JPMorgan Intrepid Mid Cap Fund, Select Class (b)	56,906
1,247	JPMorgan Intrepid Plus Fund, Select Class (b)	18,723
6,542	JPMorgan Large Cap Growth Fund, Select Class (b)	118,614
13,526	JPMorgan Large Cap Value Fund, Select Class (b)	151,897
13,296	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b)	13,296
9,688	JPMorgan Market Expansion Index Fund, Select Class (b)	95,721
14,374	JPMorgan Multi-Cap Market Neutral Fund, Select Class (b)	147,616
1,862	JPMorgan Real Return Fund, Select Class (b)	18,621
2,078	JPMorgan Small Cap Value Fund, Select Class (b)	37,994
21,822	JPMorgan U.S. Equity Fund, Select Class (b)	212,984
5,008	JPMorgan U.S. Large Cap Core Plus Fund, Select Class (b)	94,858

	Total Investments — 99.8% (Cost $1,819,261)	1,878,704

	Other Assets in Excess of Liabilities — 0.2%	4,418

	NET ASSETS — 100.0%	$1,883,122

Percentages indicated are based on net assets.

Allocation Of Investments *

Domestic Equity Funds	55.4%
Taxable Fixed Income Funds	27.7
International Equity Funds	8.3
Specialty Funds	7.9
Money Market Funds	0.7

* Percentages indicated are based upon total investments as of March 31, 2008. The funds composition is subject to change.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$113,203
Aggregate gross unrealized depreciation	(53,760)

Net unrealized appreciation/depreciation	$59,443

Federal income tax cost of investments	$1,819,261

ABBREVIATIONS AND DEFINITIONS:

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008
(Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 99.7%
1,598	JPMorgan Emerging Markets Debt Fund, Select Class (b)	13,116
3,769	JPMorgan Government Bond Fund, Select Class (b)	39,646
5,306	JPMorgan High Yield Bond Fund, Select Class (b)	40,008
1,402	JPMorgan International Equity Fund, Select Class (b)	41,219
4,674	JPMorgan International Equity Index Fund, Select Class (b)	125,502
5,475	JPMorgan Intrepid America Fund, Select Class (b)	135,135
3,563	JPMorgan Intrepid Growth Fund, Select Class (b)	76,824
4,734	JPMorgan Intrepid Mid Cap Fund, Select Class (b)	67,555
896	JPMorgan Intrepid Plus Fund, Select Class (a) (b)	13,460
7,021	JPMorgan Large Cap Growth Fund, Select Class (a) (b)	127,292
14,105	JPMorgan Large Cap Value Fund, Select Class (b)	158,403
12,877	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m)	12,877
8,265	JPMorgan Market Expansion Index Fund, Select Class (b)	81,658
10,251	JPMorgan Multi-Cap Market Neutral Fund, Select Class (b)	105,281
1,340	JPMorgan Real Return Fund, Select Class (b)	13,404
2,223	JPMorgan Small Cap Value Fund, Select Class (b)	40,632
18,058	JPMorgan U.S. Equity Fund, Select Class (b)	176,245
3,570	JPMorgan U.S. Large Cap Core Plus Fund, Select Class (b)	67,624
1,492	JPMorgan Ultra Short Term Bond Fund, Select Class (b)	13,558

	Total Investments — 99.7% (Cost $1,313,038)	1,349,439

	Other Assets in Excess of Liabilities — 0.3%	3,994

	NET ASSETS — 100.0%	$1,353,433

Allocation Of Investments *

Domestic Equity Funds	70.0%

International Equity Funds	12.4

Taxable Fixed Income Funds	8.9

Specialty Funds	7.8

Money Market Funds	0.9

* Percentages indicated are based upon total investments as of March 31, 2008. The funds composition is subject to change.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,366
Aggregate gross unrealized depreciation	(65,965)

Net unrealized appreciation/depreciation	$36,401

Federal income tax cost of investments	$1,313,038

ABBREVIATIONS AND DEFINITIONS:

(a) Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

Percentages indicated are based on net assets.

JPMorgan Large Cap Growth Fund
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 99.0%

Common Stocks — 99.0%

Aerospace & Defense — 5.7%
263	General Dynamics Corp.	21,949
244	Lockheed Martin Corp.	24,263
62	Precision Castparts Corp.	6,327
		52,539

Biotechnology — 3.1%
544	Gilead Sciences, Inc. (a)	28,036

Capital Markets — 2.6%
86	Goldman Sachs Group, Inc. (The)	14,166
240	Lazard Ltd., Class A (Bermuda)	9,181
		23,347

Chemicals — 9.1%
374	Monsanto Co.	41,664
169	Potash Corp. of Saskatchewan (Canada)	26,265
183	Praxair, Inc.	15,372
		83,301

Communications Equipment — 4.0%
336	Cisco Systems, Inc. (a)	8,085
163	Nokia OYJ ADR (Finland)	5,203
206	Research In Motion Ltd. (Canada) (a)	23,109
		36,397

Computers & Peripherals — 7.2%
236	Apple, Inc. (a)	33,833
471	Hewlett-Packard Co.	21,497
94	International Business Machines Corp.	10,855
		66,185

Construction & Engineering — 2.4%
173	Jacobs Engineering Group, Inc. (a)	12,695
202	Shaw Group, Inc. (The) (a)	9,518
		22,213

Diversified Financial Services — 2.9%
40	CME Group, Inc.	18,652
59	IntercontinentalExchange, Inc. (a)	7,703
		26,355

Electrical Equipment — 2.0%
77	First Solar, Inc. (a)	17,875

Energy Equipment & Services — 4.9%
223	National Oilwell Varco, Inc. (a)	13,000
236	Schlumberger Ltd.	20,496
87	Transocean, Inc. (a)	11,787
		45,283

Food & Staples Retailing — 1.4%
305	CVS/Caremark Corp.	12,364

Health Care Equipment & Supplies — 2.4%
295	Baxter International, Inc.	17,045

16	Intuitive Surgical, Inc. (a)	5,071
22,116

Health Care Providers & Services — 3.2%
333	Express Scripts, Inc. (a)	21,391
173	Medco Health Solutions, Inc. (a)	7,580
		28,971

Hotels, Restaurants & Leisure — 3.4%
46	Las Vegas Sands Corp. (a) (c)	3,371
400	McDonald's Corp.	22,333
97	MGM Mirage (a) (c)	5,690
		31,394

Household Products — 1.0%
114	Colgate-Palmolive Co.	8,866

Insurance — 0.9%
19	Markel Corp. (a)	8,175

Internet & Catalog Retail — 1.1%
143	Amazon.com, Inc. (a)	10,206

Internet Software & Services — 3.8%
79	Google, Inc., Class A (a)	34,746

IT Services — 4.2%
173	MasterCard, Inc., Class A (c)	38,517

Life Sciences Tools & Services — 2.0%
317	Thermo Fisher Scientific, Inc. (a)	18,009

Machinery — 1.8%
209	Deere & Co.	16,825

Media — 1.3%
487	DIRECTV Group, Inc. (The) (a)	12,079

Metals & Mining — 2.8%
346	Cia Vale do Rio Doce ADR (Brazil)	11,969
109	United States Steel Corp.	13,765
		25,734

Oil, Gas & Consumable Fuels — 4.5%
115	Hess Corp.	10,132
118	Occidental Petroleum Corp.	8,656
51	Petroleo Brasileiro S.A. ADR (Brazil)	5,249
128	Valero Energy Corp.	6,263
181	XTO Energy, Inc.	11,211
		41,511

Pharmaceuticals — 4.2%
261	Abbott Laboratories (m)	14,416
70	Allergan, Inc.	3,965
107	Shire plc ADR (United Kingdom)	6,176
291	Teva Pharmaceutical Industries Ltd. ADR (Israel)	13,437
		37,994

Road & Rail — 1.6%
162	Burlington Northern Santa Fe Corp.	14,974

Semiconductors & Semiconductor Equipment — 3.1%
290	MEMC Electronic Materials, Inc. (a)	20,543
394	NVIDIA Corp. (a)	7,798
		28,341

Software — 2.0%
200	Microsoft Corp.	5,665
666	Oracle Corp. (a)	13,034
		18,699

Specialty Retail — 3.1%
42	Abercrombie & Fitch Co., Class A	3,057
258	GameStop Corp., Class A (a)	13,321
55	Tiffany & Co. (c)	2,319
306	TJX Cos., Inc.	10,110
		28,807

Tobacco — 3.1%
388	Altria Group, Inc.	8,616
388	Philip Morris International, Inc. (a)	19,631
		28,247

Wireless Telecommunication Services — 4.2%
233	America Movil S.A.B. de C.V., Series L, ADR (Mexico) (c)	14,842
111	Mobile Telesystems OJSC ADR (Russia) (c)	8,381
514	Vimpel-Communications ADR (Russia)	15,361
		38,584
	Total Long-Term Investments
	(Cost $681,488)	906,690

Short-Term Investment — 0.4%

Investment Company — 0.4%
3,561	JPMorgan Liquid Assets Money Market Fund,
	Institutional Class (b) (m)
	(Cost $3,561)	3,561

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 5.5%

Certificate of Deposit — 0.2%
2,000	Calyon, New York,
	FRN, 2.40%, 03/15/10	2,000

Corporate Notes — 0.9%
2,000	BBVA US Senior SAU (Spain),
	FRN, 2.95%, 03/12/10	1,992
3,000	Beta Finance, Inc.,
	FRN, 2.38%, 02/20/09 (i) (s)	2,948
3,500	Monumental Global Funding III,
	FRN, 3.14%, 05/24/10	3,428
		8,368

Repurchase Agreements — 3.9%
11,000	Barclays Capital, 2.50%, dated 03/31/08, due 04/01/08, repurchase price $11,001, collateralized by U.S. Government Agency Mortgages	11,000

8,309	Credit Suisse First Boston LLC, 3.01%, dated 03/31/08, due 04/01/08, repurchase price $8,310, collateralized by U.S. Government Agency Mortgages	8,309
8,000	Goldman Sachs & Co., 2.75%, dated 03/31/08, due 04/01/08, repurchase price $8,001, collateralized by U.S. Government Agency Mortgages	8,000
8,000	Lehman Brothers, Inc., 2.99%, dated 03/31/08, due 04/01/08, repurchase price $8,001, collateralized by U.S. Government Agency Mortgages	8,000
		35,309

Time Deposits — 0.5%
1,000	Banco Santander Central Hispano S.A. (Spain),
	3.25%, 04/01/08	1,000
1,000	Caisse Nationale des Caisses d'Espargne et de Prevoyance (France),
	3.10%, 04/01/08	1,000
1,000	Dresdner Bank,
	3.50%, 04/01/08	1,000
1,000	Ing Bank N.V.,
	3.60%, 04/01/08	1,000
1,000	Natixis,
	3.10%, 04/01/08	1,000
		5,000
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $50,808)	50,677

Total Investments — 104.9%
(Cost $735,857)	960,928

Liabilities in Excess of Other Assets — (4.9)%	(45,058)

NET ASSETS — 100.0%	$915,870

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money Market Fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

ADR	American Depositary Receipt
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$260,740
Aggregate gross unrealized depreciation	(35,669)
Net unrealized appreciation/depreciation	$225,071
Federal income tax cost of investments	$735,857

JPMorgan Large Cap Value Fund
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 99.5%

Common Stocks — 99.5%

Aerospace & Defense — 1.3%
214	Spirit Aerosystems Holdings, Inc., Class A (a)	4,751
49	United Technologies Corp.	3,338
		8,089

Auto Components — 0.9%
84	Johnson Controls, Inc.	2,822
126	TRW Automotive Holdings Corp. (a)	2,940
		5,762

Beverages — 0.3%
112	Constellation Brands, Inc., Class A (a)	1,974

Biotechnology — 0.2%
27	Amgen, Inc. (a)	1,128

Capital Markets — 4.6%
132	Lehman Brothers Holdings, Inc. (c)	4,965
112	Merrill Lynch & Co., Inc.	4,575
176	Morgan Stanley	8,025
643	TD AMERITRADE Holding Corp. (a) (c)	10,619
		28,184

Chemicals — 1.8%
202	Rohm & Haas Co.	10,919

Commercial Banks — 3.4%
320	Huntington Bancshares, Inc.	3,443
133	TCF Financial Corp. (c)	2,374
87	U.S. Bancorp	2,823
98	Wachovia Corp.	2,651
219	Wells Fargo & Co.	6,370
72	Zions Bancorp	3,298
		20,959

Communications Equipment — 1.5%
77	Cisco Systems, Inc. (a)	1,848
197	Corning, Inc.	4,724
305	Motorola, Inc.	2,836
		9,408

Computers & Peripherals — 0.5%
28	International Business Machines Corp.	3,247

Consumer Finance — 0.8%
101	Capital One Financial Corp.	4,951

Containers & Packaging — 0.7%
166	Pactiv Corp. (a)	4,359

Diversified Consumer Services — 0.5%
66	ITT Educational Services, Inc. (a) (c)	3,050

Diversified Financial Services — 6.5%
606	Bank of America Corp.	22,956
193	CIT Group, Inc.	2,289
686	Citigroup, Inc.	14,688

39,933

Diversified Telecommunication Services — 5.3%
87	AT&T, Inc.	3,313
797	Verizon Communications, Inc.	29,054
		32,367

Electric Utilities — 3.8%
165	American Electric Power Co., Inc.	6,873
155	Edison International	7,613
63	FirstEnergy Corp.	4,337
334	Sierra Pacific Resources	4,216
		23,039

Electronic Equipment & Instruments — 1.4%
112	Avnet, Inc. (a)	3,656
138	Tyco Electronics Ltd. (Bermuda)	4,738
		8,394

Energy Equipment & Services — 1.9%
160	Halliburton Co.	6,281
65	Schlumberger Ltd.	5,611
		11,892

Food & Staples Retailing — 2.3%
477	Safeway, Inc.	13,997

Food Products — 1.9%
82	General Mills, Inc.	4,886
225	Kraft Foods, Inc., Class A	6,965
		11,851

Health Care Providers & Services — 0.8%
110	WellPoint, Inc. (a)	4,837

Hotels, Restaurants & Leisure — 0.4%
65	Royal Caribbean Cruises Ltd. (c)	2,132

Household Products — 3.1%
270	Procter & Gamble Co.	18,919

Industrial Conglomerates — 4.0%
554	General Electric Co.	20,511
85	Tyco International Ltd. (Bermuda)	3,755
		24,266

Insurance — 6.9%
56	Allstate Corp. (The)	2,682
146	American International Group, Inc.	6,315
26	Assurant, Inc.	1,605
806	Genworth Financial, Inc., Class A	18,252
80	Hartford Financial Services Group, Inc.	6,092
33	Prudential Financial, Inc.	2,590
98	Travelers Cos., Inc. (The)	4,699
		42,235

Machinery — 3.1%
25	Caterpillar, Inc.	1,918
168	Dover Corp.	6,998
47	Joy Global, Inc.	3,036
169	Kennametal, Inc.	4,968
42	PACCAR, Inc.	1,877

18,797

Media — 4.5%
157	Comcast Corp., Class A	3,038
398	News Corp., Class A	7,468
111	RH Donnelley Corp. (a) (c)	563
204	Time Warner Cable, Inc., Class A (a)	5,088
387	Time Warner, Inc.	5,429
195	Walt Disney Co. (The)	6,103
		27,689

Metals & Mining — 1.7%
81	Alcoa, Inc.	2,921
61	United States Steel Corp.	7,675
		10,596

Multi-Utilities — 2.8%
402	CMS Energy Corp.	5,442
100	Consolidated Edison, Inc. (c)	3,966
87	SCANA Corp.	3,193
219	Xcel Energy, Inc.	4,359
		16,960

Multiline Retail — 0.5%
77	Kohl's Corp. (a)	3,290

Oil, Gas & Consumable Fuels — 13.9%
214	Chevron Corp.	18,284
131	ConocoPhillips	10,011
409	Exxon Mobil Corp.	34,564
23	Hess Corp.	2,054
199	Marathon Oil Corp.	9,093
46	Occidental Petroleum Corp.	3,366
37	Sunoco, Inc.	1,931
92	XTO Energy, Inc.	5,713
		85,016

Paper & Forest Products — 1.4%
1,253	Domtar Corp. (Canada) (a)	8,556

Pharmaceuticals — 6.0%
73	Abbott Laboratories	4,026
138	Bristol-Myers Squibb Co.	2,929
260	Merck & Co., Inc.	9,852
395	Pfizer, Inc.	8,275
458	Schering-Plough Corp.	6,597
122	Wyeth	5,099
		36,778

Real Estate Investment Trusts (REITs) — 1.2%
17	Alexandria Real Estate Equities, Inc. (c)	1,595
94	Apartment Investment & Management Co.	3,377
25	Public Storage	2,171
		7,143

Road & Rail — 2.2%
22	Burlington Northern Santa Fe Corp.	1,983
169	Hertz Global Holdings, Inc. (a)	2,035
171	Norfolk Southern Corp.	9,267

13,285

Semiconductors & Semiconductor Equipment — 0.5%
128	Xilinx, Inc.	3,033

Software — 0.7%
255	Symantec Corp. (a)	4,243

Specialty Retail — 0.5%
135	Staples, Inc.	2,987

Thrifts & Mortgage Finance — 4.4%
93	Doral Financial Corp. (a) (c)	1,883
157	Fannie Mae	4,119
620	Freddie Mac	15,691
499	MGIC Investment Corp. (c)	5,258
		26,951

Tobacco — 1.3%
112	Altria Group, Inc.	2,480
112	Philip Morris International, Inc. (a)	5,650
		8,130
	Total Long-Term Investments
	(Cost $608,803)	609,346

Short-Term Investment — 1.0%

Investment Company — 1.0%
6,159	JPMorgan Liquid Assets Money Market Fund,
	Institutional Class (b) (m)
	(Cost $6,159)	6,159

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 3.4%

Certificate of Deposit — 0.2%
1,250	Calyon, New York,
	FRN, 2.40%, 03/15/10	1,250

Corporate Notes — 1.0%
1,000	Banque Federative du Credit Mutuel (France),
	FRN, 2.90%, 08/01/08	1,000
2,000	BBVA US Senior SAU (Spain),
	FRN, 2.95%, 03/12/10	1,992
739	HBOS Treasury Services plc (United Kingdom),
	FRN, 3.19%, 08/29/08	739
1,000	Macquarie Bank Ltd. (Australia),
	FRN, 2.62%, 08/20/08	1,000
1,500	Monumental Global Funding III,
	FRN, 3.14%, 05/24/10	1,469
		6,200

Repurchase Agreements — 2.0%
3,978	Barclays Capital, 2.50%, dated 03/31/08, due 04/01/08, repurchase price
	$3,978, collateralized by U.S. Government Agency Mortgages	3,978
4,000	Credit Suisse First Boston LLC, 3.01%, dated 03/31/08, due 04/01/08,
	repurchase price $4,000, collateralized by U.S. Government Agency
	Mortgages	4,000
4,000	Lehman Brothers, Inc., 2.99%, dated 03/31/08, due 04/01/08, repurchase
	price $4,000, collateralized by U.S. Government Agency Mortgages	4,000
		11,978

Time Deposits — 0.2%
750	Caisse Nationale des Caisses d'Espargne et de Prevoyance (France),
	3.10%, 04/01/08	750
750	Ing Bank NV,
	3.60%, 04/01/08	750
		1,500
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $20,967)	20,928

Total Investments — 103.9%
(Cost $635,929)	636,433

Liabilities in Excess of Other Assets — (3.9)%	(23,799)

NET ASSETS — 100.0%	$612,634

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,488
Aggregate gross unrealized depreciation	(81,984)
Net unrealized appreciation/depreciation	$504
Federal income tax cost of investments	$635,929

JPMorgan Market Expansion Index Fund
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 98.6%

Common Stocks — 98.6%

Aerospace & Defense — 1.5%
	11	AAR Corp. (a) (c)	298
	10	Alliant Techsystems, Inc. (a)	1,021
	4	Applied Signal Technology, Inc.	51
	7	Cubic Corp.	212
	10	Curtiss-Wright Corp. (c)	409
	48	DRS Technologies, Inc.	2,783
	33	Esterline Technologies Corp. (a)	1,654
	21	GenCorp, Inc. (a) (c)	214
	23	Orbital Sciences Corp. (a) (c)	553
	20	Teledyne Technologies, Inc. (a) (c)	954
	12	Triumph Group, Inc. (c)	708
			8,857

Air Freight & Logistics — 0.1%
	11	Forward Air Corp. (c)	394
	14	Hub Group, Inc., Class A (a)	469
			863

Airlines — 0.3%
	16	Alaska Air Group, Inc. (a) (c)	304
	10	Frontier Airlines Holdings, Inc. (a) (c)	25
	11	Mesa Air Group, Inc. (a)	25
	77	SkyWest, Inc.	1,620
			1,974

Auto Components — 1.2%
	81	ArvinMeritor, Inc. (c)	1,017
	60	BorgWarner, Inc.	2,584
	5	Drew Industries, Inc. (a) (c)	112
	73	Gentex Corp.	1,255
	74	Lear Corp. (a)	1,917
	14	Modine Manufacturing Co. (c)	209
	12	Spartan Motors, Inc.	102
	5	Standard Motor Products, Inc.	28
	10	Superior Industries International, Inc. (c)	203
			7,427

Automobiles — 0.2%
	22	Fleetwood Enterprises, Inc. (a) (c)	102
	11	Monaco Coach Corp. (c)	105
	22	Thor Industries, Inc. (c)	664
	14	Winnebago Industries, Inc. (c)	233
			1,104

Beverages — 0.0% (g)
	4	Boston Beer Co., Inc., Class A (a) (c)	195

Biotechnology — 1.2%
	47	Alkermes, Inc. (a)	554
	25	ArQule, Inc. (a) (c)	106

	22	Cephalon, Inc. (a) (c)	1,387
	22	Cubist Pharmaceuticals, Inc. (a)	405
	12	LifeCell Corp. (a) (c)	517
	10	Martek Biosciences Corp. (a) (c)	296
	106	Millennium Pharmaceuticals, Inc. (a)	1,632
	10	Regeneron Pharmaceuticals, Inc. (a)	183
	24	Savient Pharmaceuticals, Inc. (a) (c)	482
	64	Vertex Pharmaceuticals, Inc. (a) (c)	1,521
			7,083

Building Products — 0.5%
	9	Apogee Enterprises, Inc.	143
	12	Gibraltar Industries, Inc. (c)	142
	11	Griffon Corp. (a)	93
	49	Lennox International, Inc.	1,779
	8	NCI Building Systems, Inc. (a) (c)	187
	15	Universal Forest Products, Inc. (c)	482
			2,826

Capital Markets — 1.3%
	47	Apollo Investment Corp. (c)	739
	57	Eaton Vance Corp.	1,740
	41	Investment Technology Group, Inc. (a)	1,900
	22	LaBranche & Co., Inc. (a)	95
	32	optionsXpress Holdings, Inc. (c)	655
	7	Piper Jaffray Cos. (a) (c)	229
	90	Raymond James Financial, Inc. (c)	2,071
	8	SEI Investments Co.	209
	9	SWS Group, Inc.	104
	9	TradeStation Group, Inc. (a)	79
			7,821

Chemicals — 3.2%
	10	A Schulman, Inc.	210
	27	Airgas, Inc.	1,222
	7	Arch Chemicals, Inc.	273
	19	CF Industries Holdings, Inc.	1,988
	11	Cytec Industries, Inc.	592
	19	Ferro Corp.	283
	-(h)	FMC Corp.	16
	14	Georgia Gulf Corp. (c)	98
	37	H.B. Fuller Co. (c)	763
	47	Lubrizol Corp.	2,585
	4	Material Sciences Corp. (a)	29
	16	Minerals Technologies, Inc. (c)	989
	6	NewMarket Corp. (c)	432
	97	Olin Corp. (c)	1,920
	39	OM Group, Inc. (a)	2,118
	29	Omnova Solutions, Inc. (a)	117
	2	Penford Corp.	42
	31	PolyOne Corp. (a)	197
	3	Quaker Chemical Corp.	85
	58	RPM International, Inc.	1,206

	26	Scotts Miracle-Gro Co. (The), Class A	854
	17	Sensient Technologies Corp. (c)	508
	59	Terra Industries, Inc. (a)	2,110
	9	Tronox, Inc., Class B	35
	14	Zep, Inc.	226
			18,898

Commercial Banks — 3.7%
	59	Associated Banc-Corp.	1,580
	13	Boston Private Financial Holdings, Inc. (c)	142
	12	Cascade Bancorp (c)	111
	45	Cathay General Bancorp (c)	928
	12	Central Pacific Financial Corp. (c)	224
	12	City National Corp.	571
	7	Columbia Banking System, Inc. (c)	156
	12	Community Bank System, Inc. (c)	294
	25	Cullen/Frost Bankers, Inc.	1,310
	75	East West Bancorp, Inc. (c)	1,334
	32	First Bancorp (c)	328
	29	First Commonwealth Financial Corp. (c)	334
	13	First Financial Bancorp (c)	178
	63	FirstMerit Corp.	1,309
	16	Frontier Financial Corp. (c)	281
	19	Glacier Bancorp, Inc. (c)	360
	16	Hanmi Financial Corp.	115
	8	Independent Bank Corp. (c)	81
	10	Irwin Financial Corp. (c)	54
	9	Nara Bancorp, Inc. (c)	118
	32	National Penn Bancshares, Inc. (c)	574
	26	Old National Bancorp (c)	475
	8	PrivateBancorp, Inc. (c)	241
	13	Prosperity Bancshares, Inc. (c)	365
	12	Provident Bankshares Corp. (c)	133
	12	Signature Bank (a)	303
	11	South Financial Group, Inc. (The) (c)	167
	8	Sterling Bancorp (c)	120
	21	Sterling Bancshares, Inc. (c)	209
	20	Sterling Financial Corp. (c)	309
	43	SVB Financial Group (a) (c)	1,874
	132	Synovus Financial Corp. (c)	1,462
	123	TCF Financial Corp.	2,202
	15	UCBH Holdings, Inc. (c)	113
	14	UMB Financial Corp. (c)	576
	24	Umpqua Holdings Corp. (c)	373
	17	United Bancshares, Inc. (c)	466
	15	United Community Banks, Inc. (c)	247
	24	Whitney Holding Corp. (c)	606
	27	Wilmington Trust Corp. (c)	841
	6	Wilshire Bancorp, Inc. (c)	48
	6	Wintrust Financial Corp. (c)	215
			21,727

Commercial Services & Supplies — 4.6%
	16	ABM Industries, Inc. (c)	362
	37	Administaff, Inc. (c)	862
	2	Angelica Corp.	39
	13	Bowne & Co., Inc.	205
	14	Brink's Co. (The)	966
	6	CDI Corp. (c)	158
	17	ChoicePoint, Inc. (a)	800
	5	Consolidated Graphics, Inc. (a)	258
	35	Copart, Inc. (a)	1,352
	48	Corporate Executive Board Co.	1,961
	49	Corrections Corp. of America (a)	1,361
	35	Deluxe Corp.	679
	26	Dun & Bradstreet Corp.	2,115
	9	G&K Services, Inc., Class A (c)	310
	13	Healthcare Services Group, Inc. (c)	275
	7	Heidrick & Struggles International, Inc. (c)	231
	52	Herman Miller, Inc.	1,281
	11	HNI Corp. (c)	300
	17	Interface, Inc., Class A	236
	13	Kelly Services, Inc., Class A (c)	272
	18	Korn/Ferry International (a)	303
	60	Manpower, Inc.	3,356
	14	Mobile Mini, Inc. (a)	264
	20	Navigant Consulting, Inc. (a) (c)	381
	10	On Assignment, Inc. (a)	64
	53	Republic Services, Inc.	1,540
	17	Rollins, Inc.	293
	9	School Specialty, Inc. (a) (c)	290
	20	Spherion Corp. (a)	125
	11	Standard Register Co. (The) (c)	89
	35	Stericycle, Inc. (a)	1,810
	17	TrueBlue, Inc. (a)	228
	39	United Stationers, Inc. (a) (c)	1,877
	8	Viad Corp. (c)	300
	8	Volt Information Sciences, Inc. (a) (c)	128
	37	Waste Connections, Inc. (a)	1,141
	17	Watson Wyatt Worldwide, Inc., Class A	957
			27,169

Communications Equipment — 1.7%
	151	3Com Corp. (a)	347
	47	ADC Telecommunications, Inc. (a) (c)	573
	227	Arris Group, Inc. (a)	1,323
	4	Bel Fuse, Inc., Class B	105
	7	Black Box Corp.	202
	16	Blue Coat Systems, Inc. (a)	364
	59	CommScope, Inc. (a)	2,055
	8	Comtech Telecommunications Corp. (a)	330
	10	Digi International, Inc. (a)	121
	13	Ditech Networks, Inc. (a) (c)	37

	14	Dycom Industries, Inc. (a) (c)	165
	58	Foundry Networks, Inc. (a) (c)	666
	24	Harmonic, Inc. (a)	179
	25	Harris Corp.	1,193
	13	NETGEAR, Inc. (a)	269
	13	Network Equipment Technologies, Inc. (a) (c)	82
	11	PC-Tel, Inc. (a)	74
	55	Plantronics, Inc. (c)	1,056
	18	Polycom, Inc. (a)	402
	18	Symmetricom, Inc. (a) (c)	64
	5	Tollgrade Communications, Inc. (a)	29
	9	ViaSat, Inc. (a)	186
			9,822

Computers & Peripherals — 1.3%
	44	Adaptec, Inc. (a) (c)	131
	16	Diebold, Inc.	588
	10	Hutchinson Technology, Inc. (a) (c)	162
	12	Imation Corp. (c)	282
	9	Intevac, Inc. (a)	113
	135	NCR Corp. (a)	3,080
	12	Novatel Wireless, Inc. (a) (c)	113
	40	Palm, Inc. (c)	200
	8	Stratasys, Inc. (a) (c)	148
	10	Synaptics, Inc. (a) (c)	229
	110	Western Digital Corp. (a)	2,963
			8,009

Construction & Engineering — 1.2%
	108	EMCOR Group, Inc. (a)	2,390
	9	Insituform Technologies, Inc. (a) (c)	121
	77	KBR, Inc.	2,123
	28	Shaw Group, Inc. (The) (a)	1,301
	40	URS Corp. (a)	1,294
			7,229

Construction Materials — 0.4%
	18	Headwaters, Inc. (a) (c)	231
	18	Martin Marietta Materials, Inc. (c)	1,888
			2,119

Consumer Finance — 0.1%
	11	Cash America International, Inc. (c)	411
	11	First Cash Financial Services, Inc. (a) (c)	115
	8	Rewards Network, Inc. (a)	37
	7	World Acceptance Corp. (a) (c)	231
			794

Containers & Packaging — 0.6%
	21	AptarGroup, Inc.	824
	5	Chesapeake Corp. (c)	24
	11	Myers Industries, Inc.	142
	11	Packaging Corp. of America	242
	53	Rock-Tenn Co., Class A	1,580
	32	Sonoco Products Co.	904

			3,716

Distributors — 0.0% (g)
	8	Audiovox Corp. (a) (c)	85
	11	Building Materials Holding Corp. (c)	49
			134

Diversified Consumer Services — 1.2%
	11	Bright Horizons Family Solutions, Inc. (a)	463
	8	Coinstar, Inc. (a) (c)	219
	5	CPI Corp. (c)	87
	32	DeVry, Inc.	1,346
	17	ITT Educational Services, Inc. (a) (c)	797
	13	Matthews International Corp., Class A	636
	7	Pre-Paid Legal Services, Inc. (a)	277
	29	Regis Corp.	793
	112	Service Corp. International	1,133
	39	Sotheby's	1,127
	9	Universal Technical Institute, Inc. (a) (c)	104
			6,982

Diversified Financial Services — 0.1%
	9	Financial Federal Corp. (c)	202
	6	Portfolio Recovery Associates, Inc. (c)	269
			471

Diversified Telecommunication Services — 0.2%
	99	Cincinnati Bell, Inc. (a)	422
	35	Fairpoint Communications, Inc.	313
	22	General Communication, Inc., Class A (a) (c)	138
			873

Electric Utilities — 0.8%
	7	Central Vermont Public Service Corp. (c)	158
	20	El Paso Electric Co. (a)	428
	21	Great Plains Energy, Inc. (c)	529
	44	Hawaiian Electric Industries, Inc. (c)	1,050
	26	Idacorp, Inc. (c)	838
	103	Sierra Pacific Resources	1,306
	10	UIL Holdings Corp. (c)	304
	14	UniSource Energy Corp.	310
			4,923

Electrical Equipment — 2.4%
	8	A.O. Smith Corp. (c)	259
	58	Acuity Brands, Inc.	2,499
	34	Ametek, Inc.	1,509
	46	Belden, Inc. (c)	1,617
	10	C&D Technology, Inc. (a) (c)	48
	48	Hubbell, Inc., Class B	2,099
	11	Magnetek, Inc. (a) (c)	38
	52	Regal-Beloit Corp. (c)	1,906
	29	Roper Industries, Inc.	1,738
	55	Thomas & Betts Corp. (a)	2,008
	16	Vicor Corp. (c)	195
	11	Woodward Governor Co. (c)	299

			14,215

Electronic Equipment & Instruments — 2.7%
	12	Agilysys, Inc. (c)	140
	96	Amphenol Corp., Class A	3,579
	29	Arrow Electronics, Inc. (a)	974
	96	Avnet, Inc. (a)	3,140
	25	Benchmark Electronics, Inc. (a)	445
	21	Brightpoint, Inc. (a)	177
	14	Checkpoint Systems, Inc. (a)	379
	18	Cognex Corp. (c)	388
	11	CTS Corp.	118
	9	Electro Scientific Industries, Inc. (a) (c)	149
	6	FARO Technologies, Inc. (a)	202
	19	Gerber Scientific, Inc. (a) (c)	168
	47	Ingram Micro, Inc. (a)	751
	21	Insight Enterprises, Inc. (a)	374
	5	Keithley Instruments, Inc. (c)	50
	35	KEMET Corp. (a) (c)	140
	8	Littelfuse, Inc. (a)	273
	8	LoJack Corp. (a) (c)	97
	7	Mercury Computer Systems, Inc. (a)	41
	12	Methode Electronics, Inc.	138
	8	MTS Systems Corp. (c)	261
	11	National Instruments Corp.	292
	16	Newport Corp. (a) (c)	177
	8	Park Electrochemical Corp.	216
	10	Photon Dynamics, Inc. (a)	103
	6	Planar Systems, Inc. (a)	23
	28	Plexus Corp. (a)	799
	7	Radisys Corp. (a) (c)	73
	7	Rogers Corp. (a)	227
	10	ScanSource, Inc. (a)	378
	7	SYNNEX Corp. (a)	142
	31	Tech Data Corp. (a)	1,012
	5	Technitrol, Inc. (c)	116
	17	TTM Technologies, Inc. (a)	192
	19	Vishay Intertechnology, Inc. (a)	175
	7	X-Rite, Inc. (a) (c)	41
			15,950

Energy Equipment & Services — 5.6%
	21	Atwood Oceanics, Inc. (a)	1,929
	9	Basic Energy Services, Inc. (a) (c)	197
	9	Bristow Group, Inc. (a) (c)	499
	4	Exterran Holdings, Inc. (a)	262
	47	FMC Technologies, Inc. (a)	2,697
	57	Grant Prideco, Inc. (a)	2,811
	4	Gulf Island Fabrication, Inc. (c)	125
	26	Helix Energy Solutions Group, Inc. (a)	824
	48	Helmerich & Payne, Inc.	2,250
	10	Hornbeck Offshore Services, Inc. (a) (c)	458

	29	ION Geophysical Corp. (a) (c)	405
	6	Lufkin Industries, Inc. (c)	373
	10	Matrix Service Co. (a)	167
	7	NATCO Group, Inc. (a)	329
	14	Oceaneering International, Inc. (a)	903
	142	Patterson-UTI Energy, Inc.	3,725
	20	Pioneer Drilling Co (a)	314
	93	Pride International, Inc. (a)	3,255
	20	SEACOR Holdings, Inc. (a)	1,692
	83	Superior Energy Services, Inc. (a)	3,294
	6	Superior Well Services, Inc. (a) (c)	140
	54	Tidewater, Inc.	2,949
	48	Unit Corp. (a)	2,693
	18	W-H Energy Services, Inc. (a) (c)	1,244
			33,535

Food & Staples Retailing — 0.7%
	7	Andersons, Inc. (c)	304
	11	BJ's Wholesale Club, Inc. (a)	385
	61	Casey's General Stores, Inc.	1,369
	22	Longs Drug Stores Corp.	949
	4	Nash Finch Co. (c)	132
	13	Performance Food Group Co. (a)	431
	5	Ruddick Corp. (c)	203
	9	Spartan Stores, Inc. (c)	180
			3,953

Food Products — 0.9%
	22	Corn Products International, Inc.	800
	15	Flowers Foods, Inc.	362
	15	Hain Celestial Group, Inc. (a) (c)	432
	27	Hormel Foods Corp.	1,129
	6	J&J Snack Foods Corp. (c)	157
	17	JM Smucker Co. (The)	879
	13	Lancaster Colony Corp.	526
	10	Lance, Inc. (c)	188
	4	Ralcorp Holdings, Inc. (a)	257
	6	Sanderson Farms, Inc. (c)	239
	11	Tootsie Roll Industries, Inc. (c)	285
	11	TreeHouse Foods, Inc. (a) (c)	244
			5,498

Gas Utilities — 2.4%
	39	AGL Resources, Inc.	1,344
	25	Atmos Energy Corp.	633
	42	Energen Corp.	2,628
	9	Equitable Resources, Inc.	517
	9	Laclede Group, Inc. (The) (c)	303
	38	National Fuel Gas Co.	1,807
	27	New Jersey Resources Corp.	838
	81	ONEOK, Inc.	3,624
	18	Piedmont Natural Gas Co. (c)	464
	12	South Jersey Industries, Inc.	405

	26	UGI Corp.	652
	29	WGL Holdings, Inc.	940
			14,155

Health Care Equipment & Supplies — 4.0%
	9	Abaxis, Inc. (a)	200
	4	Analogic Corp.	296
	4	ArthroCare Corp. (a) (c)	130
	20	Beckman Coulter, Inc.	1,304
	9	BioLase Technology, Inc. (a) (c)	27
	12	CONMED Corp. (a)	304
	22	Cooper Cos., Inc. (The) (c)	750
	9	CryoLife, Inc. (a) (c)	88
	9	Cyberonics, Inc. (a) (c)	128
	5	Datascope Corp. (c)	201
	85	Dentsply International, Inc.	3,274
	49	Edwards Lifesciences Corp. (a)	2,161
	27	Gen-Probe, Inc. (a)	1,301
	9	Greatbatch, Inc. (a) (c)	159
	24	Hillenbrand Industries, Inc.	1,146
	19	Hologic, Inc. (a)	1,062
	5	ICU Medical, Inc. (a) (c)	136
	5	IDEXX Laboratories, Inc. (a)	230
	17	Intuitive Surgical, Inc. (a)	5,487
	11	Invacare Corp. (c)	240
	4	Kensey Nash Corp. (a) (c)	130
	40	Kinetic Concepts, Inc. (a)	1,857
	5	Meridian Bioscience, Inc. (c)	180
	11	Merit Medical Systems, Inc. (a)	167
	5	Osteotech, Inc. (a)	24
	7	Palomar Medical Technologies, Inc. (a) (c)	108
	7	Possis Medical, Inc. (a) (c)	130
	36	STERIS Corp.	957
	6	SurModics, Inc. (a) (c)	257
	15	Symmetry Medical, Inc. (a)	252
	13	Theragenics Corp. (a)	53
	4	Vital Signs, Inc. (c)	217
	12	West Pharmaceutical Services, Inc. (c)	552
			23,508

Health Care Providers & Services — 3.6%
	4	Air Methods Corp. (a) (c)	180
	18	Amedisys, Inc. (a)	708
	11	AMERIGROUP Corp. (a)	290
	13	AMN Healthcare Services, Inc. (a)	204
	11	AmSurg Corp. (a)	265
	92	Apria Healthcare Group, Inc. (a) (c)	1,809
	18	Centene Corp. (a)	249
	22	Chemed Corp. (c)	915
	11	Cross Country Healthcare, Inc. (a) (c)	142
	10	Gentiva Health Services, Inc. (a)	209
	49	Health Net, Inc. (a)	1,504

	26	HealthExtras, Inc. (a)	643
	60	Henry Schein, Inc. (a)	3,435
	9	HMS Holdings Corp. (a)	247
	11	inVentiv Health, Inc. (a)	321
	66	Kindred Healthcare, Inc. (a)	1,439
	9	LCA-Vision, Inc. (c)	108
	6	LHC Group, Inc. (a)	97
	34	LifePoint Hospitals, Inc. (a)	941
	84	Lincare Holdings, Inc. (a)	2,348
	6	MedCath Corp. (a)	101
	8	Matria Healthcare, Inc. (a)	189
	5	Molina Healthcare, Inc. (a) (c)	120
	14	Odyssey HealthCare, Inc. (a) (c)	125
	67	Omnicare, Inc. (c)	1,215
	28	Owens & Minor, Inc. (c)	1,104
	14	Pediatrix Medical Group, Inc. (a)	943
	5	PharMerica Corp. (a) (c)	77
	3	Psychiatric Solutions, Inc. (a)	118
	6	RehabCare Group, Inc. (a)	85
	8	Res-Care, Inc. (a)	138
	28	Sunrise Senior Living, Inc. (a) (c)	634
	13	WellCare Health Plans, Inc. (a)	521
			21,424

Health Care Technology — 0.2%
	22	Cerner Corp. (a) (c)	837
	14	Omnicell, Inc. (a)	275
	17	Phase Forward, Inc. (a) (c)	288
			1,400

Hotels, Restaurants & Leisure — 1.7%
	41	Bob Evans Farms, Inc. (c)	1,135
	6	Buffalo Wild Wings, Inc. (a) (c)	154
	12	California Pizza Kitchen, Inc. (a) (c)	156
	57	CBRL Group, Inc. (c)	2,055
	13	Chipotle Mexican Grill, Inc., Class A (a) (c)	1,476
	5	IHOP Corp. (c)	262
	15	International Speedway Corp., Class A	599
	43	Jack in the Box, Inc. (a)	1,158
	8	Landry's Restaurants, Inc. (c)	133
	10	Marcus Corp. (c)	185
	4	Monarch Casino & Resort, Inc. (a)	75
	17	Multimedia Games, Inc. (a) (c)	90
	6	O'Charleys, Inc. (c)	72
	5	Panera Bread Co., Class A (a) (c)	203
	13	Papa John's International, Inc. (a)	324
	5	Peet's Coffee & Tea, Inc. (a) (c)	113
	10	PF Chang's China Bistro, Inc. (a) (c)	294
	7	Red Robin Gourmet Burgers, Inc. (a) (c)	257
	6	Ruth's Chris Steak House, Inc. (a) (c)	44
	14	Shuffle Master, Inc. (a) (c)	77
	38	Sonic Corp. (a) (c)	833

	9	Steak n Shake Co. (The) (a) (c)	72
	22	Texas Roadhouse, Inc., Class A (a) (c)	211
	26	Triarc Cos., Inc., Class B (c)	181
			10,159

Household Durables — 1.5%
	47	American Greetings Corp., Class A (c)	878
	4	Basset Furniture Industries, Inc.	48
	11	Blyth, Inc. (c)	213
	32	Champion Enterprises, Inc. (a) (c)	317
	11	Ethan Allen Interiors, Inc. (c)	326
	21	La-Z-Boy, Inc. (c)	174
	5	Libbey, Inc. (c)	83
	5	M/I Homes, Inc. (c)	85
	19	Mohawk Industries, Inc. (a) (c)	1,335
	2	National Presto Industries, Inc. (c)	118
	5	NVR, Inc. (a) (c)	3,136
	5	Russ Berrie & Co., Inc. (a) (c)	76
	3	Skyline Corp.	77
	20	Toll Brothers, Inc. (a)	470
	30	Tupperware Brands Corp.	1,170
	6	Universal Electronics, Inc. (a) (c)	139
			8,645

Household Products — 0.3%
	27	Central Garden and Pet Co., Class A (a) (c)	120
	18	Church & Dwight Co., Inc.	973
	4	Energizer Holdings, Inc. (a)	392
	22	Spectrum Brands, Inc. (a) (c)	103
	5	WD-40 Co. (c)	174
			1,762

Industrial Conglomerates — 0.3%
	5	Carlisle Cos., Inc.	176
	4	Standex International Corp.	94
	21	Teleflex, Inc.	988
	13	Tredegar Corp.	229
			1,487

Insurance — 3.6%
	90	American Financial Group, Inc.	2,303
	16	Arthur J. Gallagher & Co. (c)	369
	16	Commerce Group, Inc.	594
	26	Delphi Financial Group, Inc., Class A	767
	42	Everest Re Group Ltd. (Bermuda)	3,803
	72	Fidelity National Financial, Inc., Class A (c)	1,325
	28	First American Corp. (c)	955
	14	Hanover Insurance Group, Inc. (The)	577
	33	HCC Insurance Holdings, Inc.	754
	18	Horace Mann Educators Corp.	310
	8	Infinity Property & Casualty Corp.	347
	6	LandAmerica Financial Group, Inc. (c)	234
	5	Navigators Group, Inc. (a)	278
	37	Philadelphia Consolidated Holding Co. (a)	1,176

	10	Presidential Life Corp.	168
	20	Protective Life Corp.	808
	2	RLI Corp.	113
	6	Safety Insurance Group, Inc.	199
	1	SCPIE Holdings, Inc. (a)	39
	53	StanCorp Financial Group, Inc.	2,517
	7	Stewart Information Services Corp. (c)	210
	9	Tower Group, Inc. (c)	235
	7	United Fire & Casualty Co. (c)	262
	19	Unitrin, Inc. (c)	664
	87	W.R. Berkley Corp.	2,420
			21,427

Internet & Catalog Retail — 0.2%
	6	Blue Nile, Inc. (a) (c)	310
	19	NetFlix, Inc. (a) (c)	652
	10	PetMed Express, Inc. (a) (c)	107
	8	Stamps.com, Inc. (a) (c)	82
			1,151
Internet Software & Services — 0.5
	4	Bankrate, Inc. (a) (c)	199
	12	DealerTrack Holdings, Inc. (a)	236
	17	Digital River, Inc. (a) (c)	516
	11	InfoSpace, Inc. (c)	130
	20	j2 Global Communications, Inc. (a) (c)	451
	11	Knot, Inc. (The) (a) (c)	128
	12	Perficient, Inc. (a)	93
	25	United Online, Inc.	268
	37	ValueClick, Inc. (a)	640
	19	Websense, Inc. (a) (c)	350
			3,011

IT Services — 1.8%
	28	Acxiom Corp.	328
	27	Alliance Data Systems Corp. (a)	1,276
	87	Broadridge Financial Solutions, Inc.	1,534
	18	CACI International, Inc., Class A (a)	821
	21	CIBER, Inc. (a)	103
	56	CSG Systems International, Inc. (a)	638
	26	CyberSource Corp. (a)	376
	25	DST Systems, Inc. (a) (c)	1,626
	11	Gevity HR, Inc. (c)	94
	16	Global Payments, Inc.	657
	8	Hewitt Associates, Inc., Class A (a)	322
	8	Mantech International Corp., Class A (a)	368
	9	MAXIMUS, Inc. (c)	320
	33	Metavante Technologies, Inc. (a)	658
	18	MPS Group, Inc. (a)	214
	5	SI International, Inc. (a)	101
	38	SRA International, Inc., Class A (a)	921
	5	StarTek, Inc. (a)	45
	7	SYKES Enterprises, Inc. (a)	121

			10,523

Leisure Equipment & Products — 0.5%
	8	Arctic Cat, Inc. (c)	55
	45	Callaway Golf Co. (c)	664
	9	JAKKS Pacific, Inc. (a) (c)	245
	6	MarineMax, Inc. (a) (c)	78
	14	Nautilus, Inc. (c)	45
	41	Polaris Industries, Inc. (c)	1,696
	9	RC2 Corp. (a)	180
	9	Sturm Ruger & Co., Inc. (a) (c)	78
			3,041

Life Sciences Tools & Services — 1.7%
	8	Cambrex Corp. (c)	53
	31	Charles River Laboratories International, Inc. (a)	1,848
	24	Covance, Inc. (a)	2,028
	10	Enzo Biochem, Inc. (a) (c)	94
	38	Invitrogen Corp. (a)	3,238
	5	Kendle International, Inc. (a)	225
	27	Pharmaceutical Product Development, Inc.	1,136
	8	PharmaNet Development Group, Inc. (a) (c)	191
	10	Techne Corp. (a)	672
	14	Varian, Inc. (a)	800
			10,285

Machinery — 4.5%
	62	AGCO Corp. (a)	3,731
	13	Albany International Corp. (c)	480
	6	Astec Industries, Inc. (a)	251
	4	Cascade Corp. (c)	211
	34	Crane Co.	1,362
	8	EnPro Industries, Inc. (a) (c)	263
	18	Federal Signal Corp. (c)	253
	20	Flowserve Corp.	2,036
	61	Gardner Denver, Inc. (a)	2,260
	32	Harsco Corp.	1,773
	39	Joy Global, Inc.	2,564
	23	Kennametal, Inc.	685
	-(h)	Lincoln Electric Holdings, Inc.	1
	4	Lindsay Corp. (c)	416
	4	Lydall, Inc. (a)	51
	14	Mueller Industries, Inc.	390
	51	Oshkosh Truck Corp.	1,857
	31	Pentair, Inc.	994
	10	Robbins & Myers, Inc.	318
	24	SPX Corp.	2,486
	47	Timken Co.	1,395
	89	Trinity Industries, Inc. (c)	2,384
	11	Wabash National Corp.	103
	20	Watts Water Technologies, Inc., Class A (c)	565
			26,829

Marine — 0.3%

	33	Kirby Corp. (a)	1,889

Media — 0.8%
	4	4Kids Entertainment, Inc. (a) (c)	35
	7	AH Belo Corp., Class A (a)	81
	19	Arbitron, Inc.	810
	40	Harte-Hanks, Inc. (c)	546
	18	John Wiley & Sons, Inc., Class A	720
	16	Lee Enterprises, Inc. (c)	155
	27	Live Nation, Inc. (a) (c)	325
	9	Media General, Inc., Class A (c)	125
	33	Radio One, Inc., Class D (a) (c)	50
	50	Scholastic Corp. (a) (c)	1,513
	15	Valassis Communications, Inc. (a)	163
			4,523

Metals & Mining — 2.0%
	7	AM Castle & Co.	195
	8	AMCOL International Corp. (c)	251
	5	Brush Engineered Materials, Inc. (a)	119
	29	Carpenter Technology Corp.	1,639
	17	Century Aluminum Co. (a)	1,129
	3	Cleveland-Cliffs, Inc.	329
	47	Commercial Metals Co.	1,403
	14	Quanex Corp.	716
	39	Reliance Steel & Aluminum Co.	2,316
	84	Steel Dynamics, Inc.	2,767
	53	Worthington Industries, Inc. (c)	893
			11,757

Multi-Utilities — 3.1%
	52	Alliant Energy Corp.	1,833
	151	Aquila, Inc. (a)	483
	20	Avista Corp.	397
	5	CH Energy Group, Inc. (c)	209
	62	Energy East Corp.	1,501
	138	MDU Resources Group, Inc. (c)	3,391
	35	NSTAR	1,077
	24	OGE Energy Corp.	737
	127	PNM Resources, Inc. (c)	1,579
	45	Puget Energy, Inc.	1,155
	54	SCANA Corp.	1,971
	55	Vectren Corp.	1,463
	60	Wisconsin Energy Corp. (c)	2,627
			18,423

Multiline Retail — 0.5%
	24	99 Cents Only Stores (a) (c)	236
	53	Big Lots, Inc. (a) (c)	1,191
	45	Dollar Tree, Inc. (a)	1,240
	15	Fred's, Inc., Class A (c)	151
	12	Tuesday Morning Corp. (a) (c)	64
			2,882

Oil, Gas & Consumable Fuels — 4.2%

	5	Arch Coal, Inc.	197
	38	Cimarex Energy Co.	2,086
	106	Denbury Resources, Inc. (a)	3,035
	15	Encore Acquisition Co. (a)	588
	51	Frontier Oil Corp.	1,389
	38	Massey Energy Co. (c)	1,399
	41	Newfield Exploration Co. (a)	2,167
	-(h)	Noble Energy, Inc.	23
	15	Overseas Shipholding Group (c)	1,033
	10	Patriot Coal Corp. (a)	468
	7	Petroleum Development Corp. (a) (c)	458
	17	Petroquest Energy, Inc. (a)	297
	43	Pioneer Natural Resources Co.	2,118
	21	Plains Exploration & Production Co. (a)	1,098
	116	Southwestern Energy Co. (a)	3,895
	32	St. Mary Land & Exploration Co.	1,237
	22	Stone Energy Corp. (a)	1,126
	52	Swift Energy Co. (a) (c)	2,339
	20	Western Refining, Inc.	275
			25,228

Paper & Forest Products — 0.1%
	12	Buckeye Technologies, Inc. (a)	129
	4	Deltic Timber Corp.	218
	6	Neenah Paper, Inc. (c)	155
	5	Schweitzer-Mauduit International, Inc.	113
	18	Wausau Paper Corp. (c)	149
			764

Personal Products — 0.4%
	23	Alberto-Culver Co.	619
	8	Chattem, Inc. (a) (c)	498
	6	Mannatech, Inc. (c)	46
	32	NBTY, Inc. (a)	949
	4	USANA Health Sciences, Inc. (a) (c)	88
			2,200

Pharmaceuticals — 1.2%
	19	Alpharma, Inc., Class A (a) (c)	501
	117	Endo Pharmaceuticals Holdings, Inc. (a)	2,790
	83	Medicis Pharmaceutical Corp., Class A (c)	1,638
	7	Noven Pharmaceuticals, Inc. (a) (c)	67
	8	Par Pharmaceutical Cos., Inc. (a) (c)	145
	22	Perrigo Co.	827
	18	Salix Pharmaceuticals Ltd. (a)	114
	11	Sciele Pharma, Inc. (a) (c)	224
	33	Sepracor, Inc. (a)	653
	27	ViroPharma, Inc. (a) (c)	244
			7,203

Real Estate Investment Trusts (REITs) — 5.7%
	12	Acadia Realty Trust (c)	301
	13	Alexandria Real Estate Equities, Inc. (c)	1,162
	37	AMB Property Corp.	1,991

	26	BioMed Realty Trust, Inc. (c)	620
	20	BRE Properties, Inc. (c)	923
	22	Camden Property Trust	1,127
	18	Colonial Properties Trust (c)	441
	17	Cousins Properties, Inc. (c)	428
	3	Deerfield Capital Corp. (m)	4
	37	DiamondRock Hospitality Co.	469
	56	Duke Realty Corp.	1,286
	8	EastGroup Properties, Inc.	389
	11	Entertainment Properties Trust (c)	527
	15	Equity One, Inc. (c)	357
	9	Essex Property Trust, Inc. (c)	1,030
	25	Extra Space Storage, Inc. (c)	406
	22	Federal Realty Investment Trust (c)	1,699
	32	Health Care REIT, Inc. (c)	1,450
	22	Highwoods Properties, Inc.	689
	13	Home Properties, Inc.	638
	36	Hospitality Properties Trust	1,233
	21	Inland Real Estate Corp. (c) (m)	315
	13	Kilroy Realty Corp.	659
	11	Kite Realty Group Trust	161
	29	Lexington Realty Trust (c)	413
	35	Liberty Property Trust	1,092
	8	LTC Properties, Inc. (c)	200
	28	Macerich Co. (The)	1,967
	24	Mack-Cali Realty Corp.	868
	13	Medical Properties Trust, Inc. (c)	146
	9	Mid-America Apartment Communities, Inc. (c)	467
	21	National Retail Properties, Inc. (c)	464
	36	Nationwide Health Properties, Inc. (c)	1,220
	4	Parkway Properties, Inc. (c)	166
	15	Pennsylvania Real Estate Investment Trust (c)	372
	7	PS Business Parks, Inc.	342
	30	Rayonier, Inc.	1,296
	40	Realty Income Corp. (c)	1,025
	26	Regency Centers Corp.	1,714
	35	Senior Housing Properties Trust	833
	9	Sovran Self Storage, Inc.	384
	12	Tanger Factory Outlet Centers (c)	479
	55	UDR, Inc. (c)	1,341
	29	Weingarten Realty Investors (c)	983
			34,077

Real Estate Management & Development — 0.3%
	14	Forestar Real Estate Group, Inc. (a)	337
	15	Jones Lang LaSalle, Inc.	1,170
			1,507

Road & Rail — 1.6%
	8	Arkansas Best Corp. (c)	267
	64	Avis Budget Group, Inc. (a)	679
	44	Con-way, Inc.	2,158

	53	J.B. Hunt Transport Services, Inc.	1,675
	52	Kansas City Southern (a) (c)	2,089
	31	Landstar System, Inc.	1,613
	11	Old Dominion Freight Line, Inc. (a) (c)	359
	40	YRC Worldwide, Inc. (a)	525
			9,365

Semiconductors & Semiconductor Equipment — 2.7%
	9	Actel Corp. (a) (c)	137
	11	Advanced Energy Industries, Inc. (a)	141
	55	Axcelis Technologies, Inc. (a)	309
	27	Brooks Automation, Inc. (a) (c)	265
	10	Cabot Microelectronics Corp. (a) (c)	320
	7	Cohu, Inc.	111
	21	Cree, Inc. (a) (c)	583
	31	Cymer, Inc. (a) (c)	805
	12	Diodes, Inc. (a)	266
	12	DSP Group, Inc. (a)	154
	17	Exar Corp. (a) (c)	136
	50	Fairchild Semiconductor International, Inc. (a)	601
	89	International Rectifier Corp. (a)	1,921
	79	Intersil Corp., Class A	2,021
	28	Kopin Corp. (a)	74
	30	Kulicke & Soffa Industries, Inc. (a) (c)	143
	88	Lam Research Corp. (a)	3,374
	21	Micrel, Inc. (c)	198
	-(h)	ON Semiconductor Corp. (a)	-(h)
	13	Pericom Semiconductor Corp. (a)	197
	18	Photronics, Inc. (a)	174
	200	PMC-Sierra, Inc. (a) (c)	1,138
	209	RF Micro Devices, Inc. (a) (c)	557
	6	Rudolph Technologies, Inc. (a) (c)	57
	30	Semtech Corp. (a)	431
	94	SiRF Technology Holdings, Inc. (a) (c)	479
	40	Skyworks Solutions, Inc. (a)	289
	9	Standard Microsystems Corp. (a) (c)	250
	4	Supertex, Inc. (a) (c)	84
	52	TriQuint Semiconductor, Inc. (a)	262
	10	Ultratech, Inc. (a)	92
	12	Veeco Instruments, Inc. (a) (c)	207
			15,776

Software — 3.7%
	14	ACI Worldwide, Inc. (a) (c)	271
	137	Activision, Inc. (a)	3,743
	7	Ansoft Corp. (a)	211
	18	Blackbaud, Inc.	434
	180	Cadence Design Systems, Inc. (a)	1,920
	21	Captaris, Inc. (a)	95
	6	Catapult Communications Corp. (a)	29
	22	Epicor Software Corp. (a) (c)	244
	10	EPIQ Systems, Inc. (a) (c)	150

	22	Factset Research Systems, Inc. (c)	1,173
	29	Fair Isaac Corp. (c)	620
	35	Informatica Corp. (a) (c)	593
	42	Jack Henry & Associates, Inc. (c)	1,042
	12	JDA Software Group, Inc. (a)	213
	84	Macrovision Corp. (a) (c)	1,130
	13	Manhattan Associates, Inc. (a)	294
	69	McAfee, Inc. (a)	2,298
	31	Mentor Graphics Corp. (a)	274
	23	MICROS Systems, Inc. (a)	763
	22	Parametric Technology Corp. (a) (c)	356
	6	Phoenix Technologies Ltd. (a)	95
	17	Progress Software Corp. (a)	508
	6	Quality Systems, Inc. (c)	188
	11	Radiant Systems, Inc. (a) (c)	147
	14	Secure Computing Corp. (a)	87
	12	Smith Micro Software, Inc. (a) (c)	72
	9	Sonic Solutions, Inc. (a) (c)	89
	9	SPSS, Inc. (a)	341
	52	Sybase, Inc. (a) (c)	1,369
	118	Synopsys, Inc. (a)	2,679
	12	Take-Two Interactive Software, Inc. (a) (c)	297
	14	Tyler Technologies, Inc. (a)	194
	29	Wind River Systems, Inc. (a)	226
			22,145

Specialty Retail — 3.5%
	59	Advance Auto Parts, Inc.	2,023
	71	Aeropostale, Inc. (a)	1,936
	138	American Eagle Outfitters, Inc.	2,422
	72	AnnTaylor Stores Corp. (a)	1,735
	43	Barnes & Noble, Inc.	1,333
	9	Big 5 Sporting Goods Corp. (c)	80
	50	Borders Group, Inc. (c)	295
	28	Brown Shoe Co., Inc.	427
	12	Cato Corp. (The), Class A	183
	10	Charlotte Russe Holding, Inc. (a)	173
	9	Children's Place Retail Stores, Inc. (The) (a) (c)	220
	16	Christopher & Banks Corp. (c)	156
	89	Dress Barn, Inc. (a) (c)	1,148
	19	Finish Line, Inc., Class A	89
	82	Foot Locker, Inc.	960
	9	Genesco, Inc. (a)	218
	13	Group 1 Automotive, Inc. (c)	311
	19	Gymboree Corp. (a)	753
	7	Haverty Furniture Cos., Inc. (c)	79
	13	Hibbett Sports, Inc. (a) (c)	201
	18	Hot Topic, Inc. (a)	78
	6	Jo-Ann Stores, Inc. (a) (c)	94
	6	Jos. A. Bank Clothiers, Inc. (a) (c)	126
	6	Lithia Motors, Inc., Class A (c)	65

	32	Men's Wearhouse, Inc. (The)	752
	6	Midas, Inc. (a) (c)	106
	22	Pep Boys-Manny, Moe & Jack (The) (c)	219
	53	PetSmart, Inc.	1,088
	65	Rent-A-Center, Inc. (a)	1,197
	46	Ross Stores, Inc.	1,392
	21	Select Comfort Corp. (a) (c)	77
	10	Sonic Automotive, Inc., Class A (c)	211
	15	Stage Stores, Inc. (c)	242
	14	Stein Mart, Inc. (c)	77
	4	Tractor Supply Co. (a)	166
	9	Tween Brands, Inc. (a) (c)	232
	7	Zumiez, Inc. (a) (c)	111
			20,975

Textiles, Apparel & Luxury Goods — 1.5%
	4	Deckers Outdoor Corp. (a) (c)	482
	27	Fossil, Inc. (a)	811
	13	Hanesbrands, Inc. (a)	390
	50	Iconix Brand Group, Inc. (a) (c)	861
	12	K-Swiss, Inc., Class A (c)	182
	8	Maidenform Brands, Inc. (a)	127
	8	Movado Group, Inc.	159
	5	Oxford Industries, Inc.	112
	4	Perry Ellis International, Inc. (a)	97
	29	Phillips-Van Heusen Corp.	1,085
	17	Quiksilver, Inc. (a)	171
	10	Skechers U.S.A., Inc., Class A (a)	210
	6	UniFirst Corp. (c)	213
	6	Volcom Inc. (a) (c)	119
	58	Warnaco Group, Inc. (The) (a) (c)	2,280
	52	Wolverine World Wide, Inc.	1,518
			8,817

Thrifts & Mortgage Finance — 0.9%
	8	Anchor Bancorp Wisconsin, Inc. (c)	155
	20	Astoria Financial Corp.	544
	25	Bank Mutual Corp. (c)	270
	21	BankAtlantic Bancorp, Inc., Class A (c)	82
	12	BankUnited Financial Corp., Class A (c)	60
	21	Brookline Bancorp, Inc. (c)	239
	13	Corus Bankshares, Inc. (c)	127
	13	Dime Community Bancshares (c)	233
	5	FirstFed Financial Corp. (a) (c)	143
	14	Flagstar Bancorp, Inc. (c)	98
	10	Franklin Bank Corp. (a) (c)	29
	14	Guaranty Financial Group, Inc. (a) (c)	144
	31	IndyMac Bancorp, Inc. (c)	152
	113	New York Community Bancorp, Inc. (c)	2,054
	38	Radian Group, Inc. (c)	251
	5	Triad Guaranty, Inc. (a) (c)	24
	30	Trustco Bank Corp. (c)	270

	22	Washington Federal, Inc.	494
			5,369

Tobacco — 0.4%
	23	Alliance One International, Inc. (a)	139
	36	Universal Corp.	2,361
			2,500

Trading Companies & Distributors — 0.9%
	57	Applied Industrial Technologies, Inc.	1,692
	13	Fastenal Co. (c)	605
	26	GATX Corp.	1,033
	7	Kaman Corp. (c)	209
	3	Lawson Products, Inc.	87
	95	United Rentals, Inc. (a)	1,791
			5,417

Water Utilities — 0.0% (g)
	5	American States Water Co. (c)	189

Wireless Telecommunication Services — 0.3%
	40	Telephone & Data Systems, Inc. (c)	1,575
		Total Long-Term Investments
		(Cost $561,880)	585,555

Short-Term Investments — 1.7%

Investment Company — 1.6%
	9,299	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m)	9,299
		(Cost $9,299)

	Principal Amount ($)

U.S. Treasury Obligations — 0.1%
	230	1.43%, 06/12/08 (k) (n)	230
	350	1.57%, 06/05/08 (k) (n)	349
	55	1.80%, 05/29/08 (k) (n)	55
	50	2.16%, 05/08/08 (k) (n)	50
		(Cost $684)	684

		Total Short-Term Investments
		(Cost $9,983)	9,983

Investments of Cash Collateral for Securities on Loan — 18.8%

Certificates of Deposit — 0.7%
	3,999	Calyon, New York,
		FRN, 2.40%, 03/15/10	3,999

Corporate Notes — 8.6%
	5,000	Banque Federative Du Credit Mutuel (France),
		FRN, 2.90%, 08/01/08	5,000
	8,000	BBVA U.S. Senior SAU, (Spain)
		FRN, 2.95%, 03/12/10	7,967
	5,000	Caixa d'Estalvis de Catalunya (Spain),
		FRN, 3.04%, 06/30/08	4,996
	8,000	General Electric Capital Corp.,
		FRN, 2.40%, 03/12/10	7,904
	5,000	Goldman Sachs Group, Inc., (The),
		FRN, 3.12%, 02/13/09	5,000
	583	HBOS Treasury Services plc, (United Kingdom)

		FRN, 3.19%, 08/29/08	583
	5,050	Macquarie Bank Ltd. (Australia)
		FRN, 2.62%, 08/20/08	5,050
	5,000	Monumental Global Funding,
		FRN, 3.14%, 05/24/10	4,897
	2,500	Monumental Global Funding II,
		FRN, 2.40%, 03/26/10	2,500
		Pricoa Global Funding I,
	2,000	FRN, 2.41%, 12/15/09	2,000
	5,000	FRN, 2.65%, 09/26/08	5,000
			50,897

Repurchase Agreement — 7.2%
	96	Banc of America Securities LLC, 2.40%, dated 03/31/08, due 04/01/08, repurchase price $96, collateralized by U.S. Government Agency Mortgages	96
	5,793	Barclays Capital, Inc., 2.50%, dated 03/31/08, due 04/01/08, repurchase price $5,793 collateralized by U.S. Government Agency Mortgages	5,793
	17,023	Credit Suisse (USA) LLC, 3.01%, dated 03/31/08, due 04/01/08, repurchase price $17,024, collateralized by U.S. Government Agency Mortgages	17,023
	20,000	Lehman Brothers, Inc., 2.99%, dated 03/31/08, due 04/01/08, repurchase price $20,002, collateralized by U.S. Government Agency Mortgages	20,000
			42,912

Time Deposits — 2.3%
	4,000	Banco Santander S.A.,
		3.25%, 04/01/08	4,000
	3,000	Caisse Nationale des Caisses d'Epargne et de Prevoyance (France),
		3.10%, 04/01/08	3,000
	4,000	Dresdner Bank,
		3.50%, 04/01/08	4,000
	3,000	ING Bank NV, Seoul,
		3.60%, 04/01/08	3,000
			14,000
		Total Investments of Cash Collateral for Securities on Loan
		(Cost $112,044)	111,808

Total Investments — 119.1%
(Cost $683,907)			707,346

Liabilities in Excess of Other Assets — (19.1)%			(113,541)

NET ASSETS — 100.0%			$593,805

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT 03/31/2008	UNREALIZED (DEPRECIATION)
	Long Futures Outstanding
45	Mini Russell 2000 Index	June, 2008	$3,105	$(42)
97	E-mini S&P Mid Cap 400	June, 2008	7,581	(30)
				$(72)
ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.

ADR	ADR American Depositary Receipt
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,139
Aggregate gross unrealized depreciation	(63,700)
Net unrealized appreciation/depreciation	$23,439

Federal income tax cost of investments	$683,907

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long Positions — 94.8% (j)

	Long-Term Investments — 89.6%

	Common Stocks — 89.6%

	Aerospace & Defense — 2.4%
44	Boeing Co.	3,240
65	DRS Technologies, Inc.	3,782
29	Esterline Technologies Corp. (a)	1,480
62	Goodrich Corp.	3,583
34	L-3 Communications Holdings, Inc.	3,770
36	Lockheed Martin Corp.	3,550
50	Northrop Grumman Corp.	3,899
11	Precision Castparts Corp.	1,137
67	Raytheon Co.	4,323

		28,764

	Airlines — 0.3%
61	Continental Airlines, Inc., Class B (a)	1,165
1	SkyWest, Inc.	25
40	U.S. Airways Group, Inc. (a)	358
105	UAL Corp.	2,259

		3,807

	Auto Components — 1.1%
174	American Axle & Manufacturing Holdings, Inc.	3,565
213	Cooper Tire & Rubber Co.	3,184
28	Goodyear Tire & Rubber Co. (The) (a)	714
158	Lear Corp. (a)	4,089
60	TRW Automotive Holdings Corp. (a)	1,394

		12,946

	Automobiles — 0.4%
460	Ford Motor Co. (a)	2,633
90	Thor Industries, Inc.	2,676

		5,309

	Beverages — 0.8%
133	Coca-Cola Enterprises, Inc.	3,217
56	Hansen Natural Corp. (a)	1,960
112	Pepsi Bottling Group, Inc.	3,803
34	PepsiAmericas, Inc.	880

		9,860

	Biotechnology — 0.6%
103	Alkermes, Inc. (a)	1,229
52	Amgen, Inc. (a)	2,165
6	Amylin Pharmaceuticals, Inc. (a)	173
27	Biogen Idec, Inc. (a)	1,639
143	Medarex, Inc. (a)	1,263
10	Onyx Pharmaceuticals, Inc. (a)	284

		6,753

	Building Products — 0.4%
45	Lennox International, Inc.	1,623
188	Masco Corp.	3,733

		5,356

	Capital Markets — 1.2%
46	Allied Capital Corp.	855
59	American Capital Strategies Ltd.	2,030
22	Goldman Sachs Group, Inc. (The)	3,617
80	Knight Capital Group, Inc., Class A (a)	1,304
30	Lehman Brothers Holdings, Inc.	1,130
38	Northern Trust Corp.	2,507
38	State Street Corp.	3,016

		14,459

	Chemicals — 2.9%
128	Celanese Corp., Class A	5,010
18	CF Industries Holdings, Inc.	1,815
7	Eastman Chemical Co.	452
148	H.B. Fuller Co.	3,028
38	Hercules, Inc.	698
55	Lubrizol Corp.	3,071
35	Minerals Technologies, Inc.	2,191
21	Monsanto Co.	2,390
202	Olin Corp.	3,987
69	OM Group, Inc. (a)	3,769
33	PPG Industries, Inc.	1,984
93	Rockwood Holdings, Inc. (a)	3,041
101	Terra Industries, Inc. (a)	3,581

		35,017

	Commercial Banks — 2.4%
77	BB&T Corp.	2,464
102	Cathay General Bancorp	2,116
167	Citizens Republic Bancorp, Inc.	2,077
153	East West Bancorp, Inc.	2,724
158	FirstMerit Corp.	3,263

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Commercial Banks — Continued
131	Regions Financial Corp.	2,588
162	South Financial Group, Inc. (The)	2,411
13	Susquehanna Bancshares, Inc.	256
86	SVB Financial Group (a)	3,752
18	U.S. Bancorp	575
87	UCBH Holdings, Inc.	671
106	Wachovia Corp.	2,871
114	Wells Fargo & Co.	3,331

		29,099

	Commercial Services & Supplies — 2.5%
87	Administaff, Inc.	2,052
330	Allied Waste Industries, Inc. (a)	3,564
9	Brink’s Co. (The)	629
22	Copart, Inc. (a)	865
34	Deluxe Corp.	652
47	FTI Consulting, Inc. (a)	3,344
98	Herman Miller, Inc.	2,405
68	HNI Corp.	1,840
126	IKON Office Solutions, Inc.	954
60	Manpower, Inc.	3,364
44	R.R. Donnelley & Sons Co.	1,323
125	Steelcase, Inc.	1,383
75	United Stationers, Inc. (a)	3,560
77	Watson Wyatt Worldwide, Inc., Class A	4,387

		30,322

	Communications Equipment — 1.5%
114	ADC Telecommunications, Inc. (a)	1,371
330	Arris Group, Inc. (a)	1,920
68	Avocent Corp. (a)	1,156
126	Ciena Corp. (a)	3,881
30	CommScope, Inc. (a)	1,054
224	Foundry Networks, Inc. (a)	2,589
38	Juniper Networks, Inc. (a)	954
283	Nortel Networks Corp., (Canada) (a)	1,896
108	Plantronics, Inc.	2,094
178	Tellabs, Inc. (a)	972

		17,887

	Computers & Peripherals — 2.0%
142	Emulex Corp. (a)	2,311
76	Hewlett-Packard Co.	3,450
75	Lexmark International, Inc., Class A (a)	2,312
146	NCR Corp. (a)	3,327
182	QLogic Corp. (a)	2,799
185	Seagate Technology, (Cayman Islands)	3,883
102	Sun Microsystems, Inc. (a)	1,578
158	Western Digital Corp. (a)	4,284

		23,944

	Construction & Engineering — 0.6%
159	EMCOR Group, Inc. (a)	3,523
88	Perini Corp. (a)	3,183
21	Shaw Group, Inc. (The) (a)	982

		7,688

	Consumer Finance — 0.7%
44	American Express Co.	1,923
28	Capital One Financial Corp.	1,360
206	Discover Financial Services	3,367
239	First Marblehead Corp. (The)	1,783

		8,433

	Containers & Packaging — 1.0%
42	Ball Corp.	1,918
69	Owens-Illinois, Inc. (a)	3,917
133	Rock-Tenn Co., Class A	3,997
85	Sonoco Products Co.	2,445

		12,277

	Diversified Consumer Services — 0.5%
9	Apollo Group, Inc., Class A (a)	398
95	DeVry, Inc.	3,977
47	Weight Watchers International, Inc.	2,172

		6,547

	Diversified Financial Services — 0.2%
153	CIT Group, Inc.	1,809
46	Liberty Media Corp. - Capital, Class A (a)	719

		2,528

	Diversified Telecommunication Services — 0.7%
4	AT&T, Inc.	165
78	CenturyTel, Inc.	2,588

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Diversified Telecommunication Services — Continued
282	Cincinnati Bell, Inc. (a)	1,203
155	Cogent Communications Group, Inc. (a)	2,840
43	Embarq Corp.	1,730

		8,526

	Electric Utilities — 1.4%
5	Allete, Inc.	183
220	Duke Energy Corp.	3,934
71	Edison International	3,491
50	FirstEnergy Corp.	3,453
129	Pepco Holdings, Inc.	3,182
125	Portland General Electric Co.	2,813

		17,056

	Electrical Equipment — 2.1%
88	Acuity Brands, Inc.	3,763
70	Belden, Inc.	2,479
16	First Solar, Inc. (a)	3,616
53	General Cable Corp. (a)	3,144
134	GrafTech International Ltd. (a)	2,174
86	Hubbell, Inc., Class B	3,778
58	Regal-Beloit Corp.	2,107
38	Rockwell Automation, Inc.	2,181
42	Thomas & Betts Corp. (a)	1,532

		24,774

	Electronic Equipment & Instruments— 1.4%
78	Arrow Electronics, Inc. (a)	2,641
121	Avnet, Inc. (a)	3,961
365	Celestica, Inc., (Canada) (a)	2,454
82	Flextronics International Ltd., (Singapore) (a)	766
190	Jabil Circuit, Inc.	1,801
1,140	Sanmina-SCI Corp. (a)	1,847
62	Tech Data Corp. (a)	2,035
86	Vishay Intertechnology, Inc. (a)	779

		16,284

	Energy Equipment & Services — 3.8%
32	Atwood Oceanics, Inc. (a)	2,931
102	Complete Production Services, Inc. (a)	2,351
68	ENSCO International, Inc.	4,267
33	FMC Technologies, Inc. (a)	1,878
488	Grey Wolf, Inc. (a)	3,310
54	National Oilwell Varco, Inc. (a)	3,169
77	Noble Corp.	3,816
84	Oil States International, Inc. (a)	3,783
184	Patterson-UTI Energy, Inc.	4,829
61	Pride International, Inc. (a)	2,142
56	Rowan Cos., Inc.	2,301
11	SEACOR Holdings, Inc. (a)	934
105	Superior Energy Services, Inc. (a)	4,176
51	Tidewater, Inc.	2,819
55	Unit Corp. (a)	3,132

		45,838

	Food & Staples Retailing — 0.8%
64	BJ’s Wholesale Club, Inc. (a)	2,272
105	Casey’s General Stores, Inc.	2,365
72	Kroger Co. (The)	1,820
99	SUPERVALU, Inc.	2,966

		9,423

	Food Products — 1.0%
23	Bunge Ltd.	2,036
21	Corn Products International, Inc.	779
126	Del Monte Foods Co.	1,206
151	Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	5,495
103	Pilgrim’s Pride Corp.	2,086

		11,602

	Gas Utilities — 0.7%
55	Energen Corp.	3,399
53	New Jersey Resources Corp.	1,643
36	ONEOK, Inc.	1,613
69	UGI Corp.	1,717

		8,372

	Health Care Equipment & Supplies — 0.8%
19	Gen-Probe, Inc. (a)	906
17	Intuitive Surgical, Inc. (a)	5,417
74	Kinetic Concepts, Inc. (a)	3,441

		9,764

	Health Care Providers & Services— 3.5%
37	Aetna, Inc.	1,561
118	AMERIGROUP Corp. (a)	3,212
81	AmerisourceBergen Corp.	3,314

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Health Care Providers & Services — Continued
167	Apria Healthcare Group, Inc. (a)	3,291
55	Chemed Corp.	2,313
66	Cigna Corp.	2,666
48	Coventry Health Care, Inc. (a)	1,946
26	Express Scripts, Inc. (a)	1,695
70	Health Net, Inc. (a)	2,169
9	Healthspring, Inc. (a)	121
60	Humana, Inc. (a)	2,690
85	Kindred Healthcare, Inc. (a)	1,857
61	Lincare Holdings, Inc. (a)	1,713
82	Magellan Health Services, Inc. (a)	3,255
52	Medco Health Solutions, Inc. (a)	2,271
25	Owens & Minor, Inc.	973
47	Psychiatric Solutions, Inc. (a)	1,601
109	WellCare Health Plans, Inc. (a)	4,262
19	WellPoint, Inc. (a)	838

		41,748

	Hotels, Restaurants & Leisure — 2.4%
53	Bally Technologies, Inc. (a)	1,816
105	Bob Evans Farms, Inc.	2,900
23	Boyd Gaming Corp.	469
132	CBRL Group, Inc.	4,722
52	Choice Hotels International, Inc.	1,771
23	Domino’s Pizza, Inc.	305
133	Jack in the Box, Inc. (a)	3,575
73	McDonald’s Corp.	4,089
164	Wendy’s International, Inc.	3,789
108	Wyndham Worldwide Corp.	2,233
29	Wynn Resorts Ltd.	2,927

		28,596

	Household Durables — 2.0%
172	American Greetings Corp., Class A	3,187
50	Black & Decker Corp.	3,280
53	Jarden Corp. (a)	1,157
171	Leggett & Platt, Inc.	2,611
7	NVR, Inc. (a)	3,978
159	Tempur-Pedic International, Inc.	1,751
111	Tupperware Brands Corp.	4,275
45	Whirlpool Corp.	3,914

		24,153

	Household Products — 0.1%
25	Church & Dwight Co., Inc.	1,340

	Independent Power Producers & Energy Traders — 0.2%
91	Reliant Energy, Inc. (a)	2,159

	Industrial Conglomerates — 1.0%
53	Teleflex, Inc.	2,521
77	Textron, Inc.	4,262
86	Tyco International Ltd., (Bermuda)	3,793
19	Walter Industries, Inc.	1,217

		11,793

	Insurance — 5.6%
45	ACE Ltd., (Bermuda)	2,493
38	Allied World Assurance Co. Holdings Ltd., (Bermuda)	1,492
147	American Financial Group, Inc.	3,765
59	Arch Capital Group Ltd., (Bermuda) (a)	4,038
122	Aspen Insurance Holdings Ltd., (Bermuda)	3,229
64	Assurant, Inc.	3,897
108	Assured Guaranty Ltd., (Bermuda)	2,559
50	Chubb Corp.	2,478
21	CNA Financial Corp.	545
103	Endurance Specialty Holdings Ltd., (Bermuda)	3,781
41	Hartford Financial Services Group, Inc.	3,079
104	IPC Holdings Ltd., (Bermuda)	2,922
112	Max Capital Group Ltd., (Bermuda)	2,930
67	MetLife, Inc.	4,049
155	Montpelier Re Holdings Ltd., (Bermuda)	2,486
55	National Financial Partners Corp.	1,242
7	Nationwide Financial Services, Inc.	318
50	PartnerRe Ltd., (Bermuda)	3,837
97	Phoenix Cos., Inc. (The)	1,185
105	Platinum Underwriters Holdings Ltd., (Bermuda)	3,413
68	RenaissanceRe Holdings Ltd., (Bermuda)	3,531
29	Safeco Corp.	1,276
42	StanCorp Financial Group, Inc.	1,990

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Insurance — Continued
99	Unum Group	2,176
89	W.R. Berkley Corp.	2,466
85	XL Capital Ltd., Class A, (Bermuda)	2,522

		67,699

	Internet & Catalog Retail — 1.5%
52	Amazon.com, Inc. (a)	3,710
126	Expedia, Inc. (a)	2,756
117	IAC/InterActive Corp. (a)	2,419
73	Netflix, Inc. (a)	2,546
128	NutriSystem, Inc. (a)	1,934
38	priceline.com, Inc. (a)	4,562

		17,927

	Internet Software & Services — 0.3%
84	Sohu.com, Inc., (China) (a)	3,793

	IT Services — 1.4%
110	Accenture Ltd., Class A, (Bermuda)	3,868
87	Automatic Data Processing, Inc.	3,698
77	Computer Sciences Corp. (a)	3,159
119	Electronic Data Systems Corp.	1,976
76	Hewitt Associates, Inc., Class A (a)	3,035
87	MPS Group, Inc. (a)	1,023

		16,759

	Leisure Equipment & Products — 0.8%
105	Brunswick Corp.	1,678
148	Hasbro, Inc.	4,118
88	Polaris Industries, Inc.	3,598

		9,394

	Life Sciences Tools & Services — 1.0%
120	Applera Corp. - Applied Biosystems Group	3,953
42	Invitrogen Corp. (a)	3,622
31	Thermo Fisher Scientific, Inc. (a)	1,787
44	Varian, Inc. (a)	2,568

		11,930

	Machinery — 3.4%
62	Actuant Corp., Class A	1,863
66	AGCO Corp. (a)	3,982
31	Briggs & Stratton Corp.	555
61	Crane Co.	2,477
51	Cummins, Inc.	2,390
27	Deere & Co.	2,178
18	Dover Corp.	736
18	Eaton Corp.	1,446
112	Gardner Denver, Inc. (a)	4,151
74	Ingersoll-Rand Co. Ltd., Class A, (Bermuda)	3,287
48	Kennametal, Inc.	1,400
111	Manitowoc Co., Inc. (The)	4,529
68	Oshkosh Corp.	2,459
47	Parker-Hannifin Corp.	3,265
12	SPX Corp.	1,235
29	Terex Corp. (a)	1,806
115	Trinity Industries, Inc.	3,072

		40,831

	Marine — 0.5%
41	Genco Shipping & Trading Ltd.	2,338
72	Kirby Corp. (a)	4,087

		6,425

	Media — 2.4%
73	CBS Corp., Class B	1,607
30	Central European Media Enterprises Ltd., (Bermuda) (a)	2,561
131	DreamWorks Animation SKG, Inc., Class A (a)	3,385
165	Idearc, Inc.	602
93	Liberty Global, Inc., Class A (a)	3,181
48	Liberty Media Corp. - Entertainment, Class A (a)	1,083
54	Meredith Corp.	2,082
86	Omnicom Group, Inc.	3,814
158	Regal Entertainment Group, Class A	3,051
23	RH Donnelley Corp. (a)	114
112	Scholastic Corp. (a)	3,380
97	Viacom, Inc., Class B (a)	3,857

		28,717

	Metals & Mining — 1.6%
93	AK Steel Holding Corp.	5,065
54	Carpenter Technology Corp.	3,025
36	Freeport-McMoRan Copper & Gold, Inc.	3,485

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Metals & Mining — Continued
75	Reliance Steel & Aluminum Co.	4,460
170	Worthington Industries, Inc.	2,863

		18,898

	Multiline Retail — 0.9%
165	Big Lots, Inc. (a)	3,686
127	Dollar Tree, Inc. (a)	3,501
132	Family Dollar Stores, Inc.	2,570
9	J.C. Penney Co., Inc.	334
31	Macy’s, Inc.	705

		10,796

	Multi-Utilities — 1.6%
39	Alliant Energy Corp.	1,377
219	CenterPoint Energy, Inc.	3,122
239	CMS Energy Corp.	3,242
57	Dominion Resources, Inc.	2,335
82	MDU Resources Group, Inc.	2,008
49	OGE Energy Corp.	1,540
117	PNM Resources, Inc.	1,464
17	Sempra Energy	913
96	Vectren Corp.	2,578

		18,579

	Oil, Gas & Consumable Fuels — 4.3%
77	Alon USA Energy, Inc.	1,173
33	Apache Corp.	3,945
16	ATP Oil & Gas Corp. (a)	519
97	Comstock Resources, Inc. (a)	3,907
36	ConocoPhillips	2,714
29	Denbury Resources, Inc. (a)	825
36	Devon Energy Corp.	3,769
147	El Paso Corp.	2,438
77	Frontline Ltd., (Bermuda)	3,546
25	Mariner Energy, Inc. (a)	680
91	Massey Energy Co.	3,321
69	Noble Energy, Inc.	5,045
54	Occidental Petroleum Corp.	3,938
108	Quicksilver Resources, Inc. (a)	3,931
43	Stone Energy Corp. (a)	2,257
13	Sunoco, Inc.	679
68	Swift Energy Co. (a)	3,061
42	Valero Energy Corp.	2,048
87	W&T Offshore, Inc.	2,977
34	Williams Cos., Inc.	1,128

		51,901

	Paper & Forest Products — 0.2%
272	Domtar Corp., (Canada) (a)	1,858

	Personal Products — 1.0%
161	Alberto-Culver Co.	4,416
100	Herbalife Ltd., (Cayman Islands)	4,763
82	NBTY, Inc. (a)	2,461

		11,640

	Pharmaceuticals — 3.3%
214	Biovail Corp., (Canada)	2,275
167	Bristol-Myers Squibb Co.	3,557
77	Eli Lilly & Co.	3,983
166	Endo Pharmaceuticals Holdings, Inc. (a)	3,968
89	Forest Laboratories, Inc. (a)	3,558
365	King Pharmaceuticals, Inc. (a)	3,178
176	Medicis Pharmaceutical Corp., Class A	3,466
25	Merck & Co., Inc.	965
148	Perrigo Co.	5,603
159	Pfizer, Inc.	3,335
13	Schering-Plough Corp.	188
61	Sepracor, Inc. (a)	1,198
128	Watson Pharmaceuticals, Inc. (a)	3,754
17	Xenoport, Inc. (a)	681

		39,709

	Real Estate Investment Trusts (REITs) — 0.5%
4	AvalonBay Communities, Inc.	403
13	BRE Properties, Inc.	597
181	CapitalSource, Inc.	1,754
5	General Growth Properties, Inc.	208
44	Liberty Property Trust	1,368
16	Mack-Cali Realty Corp.	588
3	Simon Property Group, Inc.	278
7	Vornado Realty Trust	611

		5,807

	Road & Rail — 1.3%
57	Con-way, Inc.	2,841
70	CSX Corp.	3,898
121	Hertz Global Holdings, Inc. (a)	1,464

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Road & Rail — Continued
27	J.B. Hunt Transport Services, Inc.	839
27	Norfolk Southern Corp.	1,492
22	Ryder System, Inc.	1,325
10	Union Pacific Corp.	1,197
170	YRC Worldwide, Inc. (a)	2,225

		15,281

	Semiconductors & Semiconductor Equipment — 3.0%
274	Amkor Technology, Inc. (a)	2,926
28	Cree, Inc. (a)	773
95	Cymer, Inc. (a)	2,480
116	Entegris, Inc. (a)	836
150	International Rectifier Corp. (a)	3,215
100	Lam Research Corp. (a)	3,810
45	MEMC Electronic Materials, Inc. (a)	3,218
114	NVIDIA Corp. (a)	2,250
503	ON Semiconductor Corp. (a)	2,855
853	PMC-Sierra, Inc. (a)	4,861
73	Sigma Designs, Inc. (a)	1,652
419	Skyworks Solutions, Inc. (a)	3,051
320	STMicroelectronics N.V., (Switzerland)	3,414
87	Teradyne, Inc. (a)	1,077

		36,418

	Software — 3.1%
29	Activision, Inc. (a)	798
121	BMC Software, Inc. (a)	3,924
139	CA, Inc.	3,134
282	Cadence Design Systems, Inc. (a)	3,009
484	Compuware Corp. (a)	3,554
104	Microsoft Corp.	2,952
665	Novell, Inc. (a)	4,184
70	Oracle Corp. (a)	1,376
139	Parametric Technology Corp. (a)	2,216
128	Sybase, Inc. (a)	3,369
242	Symantec Corp. (a)	4,020
154	Synopsys, Inc. (a)	3,499
19	VMware, Inc., Class A (a)	809

		36,844

	Specialty Retail — 4.2%
41	Abercrombie & Fitch Co., Class A	2,994
148	Aeropostale, Inc. (a)	4,005
174	American Eagle Outfitters, Inc.	3,047
99	AnnTaylor Stores Corp. (a)	2,402
36	AutoZone, Inc. (a)	4,102
86	Barnes & Noble, Inc.	2,624
45	Bed Bath & Beyond, Inc. (a)	1,320
78	Best Buy Co., Inc.	3,244
154	Collective Brands, Inc. (a)	1,871
259	Dress Barn, Inc. (a)	3,353
56	GameStop Corp., Class A (a)	2,893
24	Gap, Inc. (The)	473
89	Men’s Wearhouse, Inc.	2,077
139	OfficeMax, Inc.	2,669
82	Penske Auto Group, Inc.	1,591
215	RadioShack Corp.	3,501
70	Rent-A-Center, Inc. (a)	1,292
66	Sherwin-Williams Co. (The)	3,370
70	Tiffany & Co.	2,942
32	TJX Cos., Inc.	1,074

		50,844

	Textiles, Apparel & Luxury Goods — 2.1%
153	Carter’s, Inc. (a)	2,471
42	Columbia Sportswear Co.	1,870
28	Deckers Outdoor Corp. (a)	3,072
118	Fossil, Inc. (a)	3,598
21	Iconix Brand Group, Inc. (a)	369
143	Jones Apparel Group, Inc.	1,918
53	Nike, Inc., Class B	3,578
39	Phillips-Van Heusen Corp.	1,467
15	Polo Ralph Lauren Corp.	894
128	Warnaco Group, Inc. (The) (a)	5,066
33	Wolverine World Wide, Inc.	960

		25,263

	Tobacco — 0.8%
21	Loews Corp. - Carolina Group	1,514
42	Reynolds American, Inc.	2,467
79	Universal Corp.	5,149

		9,130

	Trading Companies & Distributors — 1.1%
85	Applied Industrial Technologies, Inc.	2,537

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Trading Companies & Distributors — Continued
85	GATX Corp.	3,308
209	United Rentals, Inc. (a)	3,934
76	WESCO International, Inc. (a)	2,788

		12,567

	Wireless Telecommunication Services — 0.3%
55	MetroPCS Communications, Inc. (a)	942
60	Telephone & Data Systems, Inc.	2,358

		3,300

	Total Long-Term Investments (Cost $1,100,196)	1,074,734

	Short-Term Investment — 5.2%

	Investment Company — 5.2%
62,676	JPMorgan Liquid Assets Money
	Market Fund, Institutional Class (b) (m) (Cost $62,676)	62,676

	Total Investments — 94.8% (Cost $1,162,872)	1,137,410

	Other Assets in Excess of Liabilities — 5.2%	62,736

	NET ASSETS — 100.0%	$1,200,146

	Short Positions — 89.8%

	Common Stocks — 89.8%

	Aerospace & Defense — 1.4%
97	BE Aerospace, Inc. (a)	3,383
24	Ceradyne, Inc. (a)	762
39	DynCorp International, Inc., Class A (a)	645
190	Hexcel Corp. (a)	3,638
41	Moog, Inc., Class A (a)	1,729
52	Rockwell Collins, Inc.	2,989
152	Spirit Aerosystems Holdings, Inc., Class A (a)	3,372

		16,518

	Air Freight & Logistics — 0.6%
25	CH Robinson Worldwide, Inc.	1,340
88	Expeditors International of Washington, Inc.	3,992
15	FedEx Corp.	1,401
9	Hub Group, Inc., Class A (a)	280

		7,013

	Airlines — 0.2%
418	Airtran Holdings, Inc. (a)	2,756

	Beverages — 0.9%
66	Central European Distribution Corp. (a)	3,854
58	Coca-Cola Co. (The)	3,529
215	Constellation Brands, Inc., Class A (a)	3,799

		11,182

	Biotechnology — 1.2%
13	Alnylam Pharmaceuticals, Inc. (a)	309
39	BioMarin Pharmaceutical, Inc. (a)	1,390
55	Cepheid, Inc. (a)	1,334
37	Genentech, Inc. (a)	2,997
92	ImClone Systems, Inc. (a)	3,894
47	Isis Pharmaceuticals, Inc. (a)	666
59	LifeCell Corp. (a)	2,487
45	OSI Pharmaceuticals, Inc. (a)	1,684

		14,761

	Building Products — 0.3%
213	Owens Corning, Inc. (a)	3,854

	Capital Markets — 1.3%
65	Bank of New York Mellon Corp. (The)	2,699
72	Cohen & Steers, Inc.	1,908
33	FCStone Group, Inc. (a)	907
213	Jefferies Group, Inc.	3,440
52	Legg Mason, Inc.	2,914
27	Merrill Lynch & Co., Inc.	1,081
120	Raymond James Financial, Inc.	2,747

		15,696

	Chemicals — 2.0%
24	Air Products & Chemicals, Inc.	2,226
14	Airgas, Inc.	622
86	Albemarle Corp.	3,133
74	Cabot Corp.	2,078

JPMorgan Multi-Cap Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short Positions — Continued

	Chemicals — Continued
93	Ecolab, Inc.	4,030
51	FMC Corp.	2,829
57	International Flavors & Fragrances, Inc.	2,515
41	Mosaic Co. (The) (a)	4,248
103	Valspar Corp.	2,036

		23,717

	Commercial Banks — 2.4%
80	Bank of Hawaii Corp.	3,948
21	City National Corp.	1,040
33	Commerce Bancshares, Inc.	1,393
32	Cullen/Frost Bankers, Inc.	1,716
180	First Horizon National Corp.	2,516
111	First Midwest Bancorp, Inc.	3,077
26	Hancock Holding Co.	1,100
294	Huntington Bancshares, Inc.	3,160
181	National City Corp.	1,800
373	Popular, Inc., (Puerto Rico)	4,351
17	Prosperity Bancshares, Inc.	486
42	SunTrust Banks, Inc.	2,335
104	Synovus Financial Corp.	1,145
22	Wilmington Trust Corp.	682

		28,749

	Commercial Services & Supplies — 4.0%
19	Advisory Board Co. (The) (a)	1,057
63	Avery Dennison Corp.	3,106
48	Cintas Corp.	1,361
141	Corrections Corp. of America (a)	3,877
163	Covanta Holding Corp. (a)	4,485
122	Equifax, Inc.	4,213
132	GEO Group, Inc. (The) (a)	3,740
32	Huron Consulting Group, Inc. (a)	1,345
59	IHS, Inc., Class A (a)	3,811
43	Mine Safety Appliances Co.	1,761
120	Pitney Bowes, Inc.	4,202
115	Resources Connection, Inc.	2,062
62	Stericycle, Inc. (a)	3,176
94	TeleTech Holdings, Inc. (a)	2,106
174	Tetra Tech, Inc. (a)	3,393
88	Waste Connections, Inc. (a)	2,716
39	Waste Management, Inc.	1,310

		47,721

	Communications Equipment — 0.9%
93	Adtran, Inc.	1,728
136	F5 Networks, Inc. (a)	2,477
277	Motorola, Inc.	2,576
16	QUALCOMM, Inc.	653
949	Sonus Networks, Inc. (a)	3,265

		10,699

	Computers & Peripherals — 1.4%
635	Brocade Communications Systems, Inc. (a)	4,633
139	Dell, Inc. (a)	2,775
120	Electronics for Imaging, Inc. (a)	1,793
194	EMC Corp. (a)	2,784
171	Intermec, Inc. (a)	3,787
52	SanDisk Corp. (a)	1,183

		16,955

	Construction & Engineering — 1.1%
70	Aecom Technology Corp. (a)	1,827
57	Foster Wheeler Ltd. (a)	3,201
25	KBR, Inc.	694
190	Quanta Services, Inc. (a)	4,408
89	URS Corp. (a)	2,915

		13,045

	Construction Materials — 1.3%
111	Eagle Materials, Inc.	3,960
31	Martin Marietta Materials, Inc.	3,297
70	Texas Industries, Inc.	4,208
53	Vulcan Materials Co.	3,541

		15,006

	Containers & Packaging — 1.0%
56	AptarGroup, Inc.	2,182
54	Bemis Co., Inc.	1,370
83	Crown Holdings, Inc. (a)	2,085
3	Greif, Inc., Class A	219
90	Packaging Corp. of America	2,004
126	Pactiv Corp. (a)	3,307
16	Sealed Air Corp.	404
22	Smurfit-Stone Container Corp. (a)	168

		11,739

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short Positions — Continued

	Distributors — 0.6%
50	Genuine Parts Co.	1,998
207	LKQ Corp. (a)	4,641

		6,639

	Diversified Consumer Services — 0.3%
144	Career Education Corp. (a)	1,832
15	Strayer Education, Inc.	2,273

		4,105

	Diversified Financial Services — 1.5%
108	Citigroup, Inc.	2,323
31	IntercontinentalExchange, Inc. (a)	4,052
94	Moody’s Corp.	3,279
45	Nasdaq OMX Group (The) (a)	1,752
27	Nymex Holdings, Inc.	2,468
57	NYSE Euronext	3,520

		17,394

	Diversified Telecommunication Services — 0.5%
269	Citizens Communications Co.	2,827
1,572	Level 3 Communications, Inc. (a)	3,333

		6,160

	Electric Utilities — 2.1%
66	Allegheny Energy, Inc.	3,345
126	Cleco Corp.	2,801
29	Entergy Corp.	3,209
43	Exelon Corp.	3,458
44	FPL Group, Inc.	2,792
15	Idacorp, Inc.	470
23	ITC Holdings Corp.	1,200
127	Northeast Utilities	3,126
25	PPL Corp.	1,162
62	Southern Co. (The)	2,218
85	Westar Energy, Inc.	1,942

		25,723

	Electrical Equipment — 0.7%
79	Baldor Electric Co.	2,206
41	Brady Corp., Class A	1,378
137	Energy Conversion Devices, Inc. (a)	4,100
20	Roper Industries, Inc.	1,167

		8,851

	Electronic Equipment & Instruments — 2.0%
174	Benchmark Electronics, Inc. (a)	3,131
221	Cogent, Inc. (a)	2,081
97	Daktronics, Inc.	1,737
56	Dolby Laboratories, Inc., Class A (a)	2,014
138	FLIR Systems, Inc. (a)	4,157
53	Itron, Inc. (a)	4,764
101	Molex, Inc.	2,348
142	Trimble Navigation Ltd. (a)	4,074

		24,306

	Energy Equipment & Services — 3.6%
48	Baker Hughes, Inc.	3,304
33	BJ Services Co.	939
65	Cameron International Corp. (a)	2,692
91	CARBO Ceramics, Inc.	3,664
22	Diamond Offshore Drilling, Inc.	2,529
67	Dril-Quip, Inc. (a)	3,105
28	Exterran Holdings, Inc. (a)	1,779
53	Helix Energy Solutions Group, Inc. (a)	1,655
162	Hercules Offshore, Inc. (a)	4,065
173	Nabors Industries Ltd., (Bermuda) (a)	5,830
39	Schlumberger Ltd.	3,400
270	Tetra Tech, Inc. (a)	4,275
63	Weatherford International Ltd. (a)	4,535
39	Willbros Group, Inc., (Panama) (a)	1,203

		42,975

	Food & Staples Retailing — 1.8%
95	CVS/Caremark Corp.	3,832
127	Great Atlantic & Pacific Tea Co., Inc. (a)	3,334
1,243	Rite Aid Corp. (a)	3,656
56	Ruddick Corp.	2,053
141	United Natural Foods, Inc. (a)	2,645
87	Walgreen Co.	3,309
92	Whole Foods Market, Inc.	3,040

		21,869

	Food Products — 2.9%
93	Archer-Daniels-Midland Co.	3,840
119	Campbell Soup Co.	4,026
175	Dean Foods Co.	3,522

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short Positions — Continued

	Food Products — Continued
101	Hershey Co. (The)	3,808
129	Kraft Foods, Inc., Class A	4,005
115	McCormick & Co., Inc. (Non-Voting)	4,251
165	Smithfield Foods, Inc. (a)	4,246
196	Tyson Foods, Inc., Class A	3,119
61	Wm. Wrigley, Jr., Co.	3,824

		34,641

	Gas Utilities — 1.2%
89	Equitable Resources, Inc.	5,270
29	Nicor, Inc.	967
47	Northwest Natural Gas Co.	2,062
67	Piedmont Natural Gas Co.	1,763
39	Questar Corp.	2,228
42	Southern Union Co.	985
54	Southwest Gas Corp.	1,516

		14,791

	Health Care Equipment & Supplies — 3.3%
63	Advanced Medical Optics, Inc. (a)	1,277
26	Alcon, Inc., (Switzerland)	3,659
311	American Medical Systems Holdings, Inc. (a)	4,408
36	Cooper Cos., Inc. (The)	1,247
96	Covidien Ltd.	4,259
58	Haemonetics Corp. (a)	3,485
42	Hospira, Inc. (a)	1,779
139	Immucor, Inc. (a)	2,962
12	Integra LifeSciences Holdings Corp. (a)	511
90	Inverness Medical Innovations, Inc. (a)	2,712
51	Medtronic, Inc.	2,455
53	Meridian Bioscience, Inc.	1,775
78	NuVasive, Inc. (a)	2,684
93	ResMed, Inc. (a)	3,916
48	STERIS Corp.	1,275
26	West Pharmaceutical Services, Inc.	1,130

		39,534

	Health Care Providers & Services — 2.6%
144	Brookdale Senior Living, Inc.	3,432
19	Cardinal Health, Inc.	1,007
93	Community Health Systems, Inc. (a)	3,128
44	DaVita, Inc. (a)	2,082
82	Health Management Associates, Inc., Class A (a)	434
74	Healthways, Inc. (a)	2,632
144	Omnicare, Inc.	2,607
124	Patterson Cos., Inc. (a)	4,483
141	PSS World Medical, Inc. (a)	2,355
59	Quest Diagnostics, Inc.	2,657
70	Universal Health Services, Inc., Class B	3,779
88	VCA Antech, Inc. (a)	2,417

		31,013

	Health Care Technology — 0.4%
239	Allscripts Healthcare Solutions, Inc. (a)	2,468
46	Cerner Corp. (a)	1,704

		4,172

	Hotels, Restaurants & Leisure — 3.0%
78	Ameristar Casinos, Inc.	1,429
213	Cheesecake Factory, Inc. (The) (a)	4,632
80	Gaylord Entertainment Co. (a)	2,415
26	Las Vegas Sands Corp. (a)	1,901
78	Life Time Fitness, Inc. (a)	2,436
53	MGM Mirage (a)	3,086
65	Orient-Express Hotels Ltd., (Bermuda)	2,790
65	Panera Bread Co., Class A (a)	2,706
141	Pinnacle Entertainment, Inc. (a)	1,807
173	Scientific Games Corp., Class A (a)	3,660
204	Starbucks Corp. (a)	3,564
68	Tim Hortons, Inc., (Canada)	2,324
38	Vail Resorts, Inc. (a)	1,834
31	WMS Industries, Inc. (a)	1,125
2	Yum! Brands, Inc.	92

		35,801

	Household Durables — 2.3%
191	Centex Corp.	4,623
257	D.R. Horton, Inc.	4,049
35	Fortune Brands, Inc.	2,421

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short Positions — Continued

	Household Durables — Continued
62	Harman International Industries, Inc.	2,688
44	KB Home	1,083
221	Lennar Corp., Class A	4,151
105	MDC Holdings, Inc.	4,589
69	Pulte Homes, Inc.	1,005
133	Toll Brothers, Inc. (a)	3,113

		27,722

	Household Products — 0.5%
42	Colgate-Palmolive Co.	3,273
26	Energizer Holdings, Inc. (a)	2,317

		5,590

	Independent Power Producers & Energy Traders — 0.7%
34	Constellation Energy Group, Inc.	2,970
474	Dynegy, Inc., Class A (a)	3,743
39	Ormat Technologies, Inc.	1,667

		8,380

	Industrial Conglomerates — 0.3%
45	3M Co.	3,597

	Insurance — 3.8%
62	Aflac, Inc.	4,039
60	American International Group, Inc.	2,575
94	Arthur J. Gallagher & Co.	2,212
116	Brown & Brown, Inc.	2,023
377	Conseco, Inc. (a)	3,842
232	Fidelity National Financial, Inc., Class A	4,250
97	First American Corp.	3,279
68	Hilb, Rogal & Hobbs Co.	2,130
16	Lincoln National Corp.	847
4	Markel Corp. (a)	1,893
176	Marsh & McLennan Cos., Inc.	4,292
18	Mercury General Corp.	816
43	Odyssey Re Holdings Corp.	1,589
267	Old Republic International Corp.	3,452
63	Principal Financial Group, Inc.	3,536
242	Progressive Corp. (The)	3,895
26	Zenith National Insurance Corp.	938

		45,608

	Internet & Catalog Retail — 0.4%
262	Liberty Media Corp. - Interactive, Class A (a)	4,229

	Internet Software & Services — 1.3%
115	Akamai Technologies, Inc. (a)	3,232
239	CNET Networks, Inc. (a)	1,696
65	DealerTrack Holdings, Inc. (a)	1,312
102	Digital River, Inc. (a)	3,154
40	Equinix, Inc. (a)	2,683
1	Google, Inc., Class A (a)	637
119	Omniture, Inc. (a)	2,768

		15,482

	IT Services — 2.2%
36	DST Systems, Inc. (a)	2,347
89	Euronet Worldwide, Inc. (a)	1,718
79	Fidelity National Information Services, Inc.	3,030
195	Gartner, Inc. (a)	3,776
108	Iron Mountain, Inc. (a)	2,851
196	Perot Systems Corp., Class A (a)	2,943
118	Total System Services, Inc.	2,792
164	VeriFone Holdings, Inc. (a)	2,607
53	Western Union Co. (The)	1,117
86	Wright Express Corp. (a)	2,630

		25,811

	Leisure Equipment & Products — 0.6%
166	Eastman Kodak Co.	2,936
121	Mattel, Inc.	2,411
93	Pool Corp.	1,760

		7,107

	Life Sciences Tools & Services — 1.0%
16	Covance, Inc. (a)	1,308
8	Dionex Corp. (a)	615
52	Millipore Corp. (a)	3,505
25	PerkinElmer, Inc.	605
75	Pharmaceutical Product Development, Inc.	3,123
51	Waters Corp. (a)	2,865

		12,021

	Machinery — 4.1%
18	Bucyrus International, Inc., Class A	1,844
70	Clarcor, Inc.	2,500

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short Positions — Continued

	Machinery — Continued
32	Danaher Corp.	2,398
99	Donaldson Co., Inc.	4,002
118	ESCO Technologies, Inc. (a)	4,686
116	Graco, Inc.	4,208
128	IDEX Corp.	3,923
32	ITT Corp.	1,673
69	Joy Global, Inc.	4,486
70	Kaydon Corp.	3,080
35	Lincoln Electric Holdings, Inc.	2,267
36	Nordson Corp.	1,932
93	PACCAR, Inc.	4,182
42	Valmont Industries, Inc.	3,710
115	Wabtec Corp.	4,312

		49,203

	Marine — 0.2%
68	Alexander & Baldwin, Inc.	2,916

	Media — 2.0%
84	Arbitron, Inc.	3,612
139	Discovery Holding Co., Class A (a)	2,950
136	Interpublic Group of Companies, Inc. (The) (a)	1,143
80	Lamar Advertising Co., Class A (a)	2,892
164	Live Nation, Inc. (a)	1,985
32	Morningstar, Inc. (a)	1,936
39	News Corp., Class A	729
1,205	Sirius Satellite Radio, Inc. (a)	3,446
42	Time Warner, Inc.	593
184	Virgin Media, Inc.	2,591
13	Walt Disney Co. (The)	414
3	Washington Post Co. (The), Class B	1,835

		24,126

	Metals & Mining — 0.4%
28	Century Aluminum Co. (a)	1,863
7	Cleveland-Cliffs, Inc.	853
162	Titanium Metals Corp.	2,443

		5,159

	Multiline Retail — 1.4%
236	Dillard’s, Inc., Class A	4,055
61	Kohl’s Corp. (a)	2,625
100	Nordstrom, Inc.	3,255
192	Saks, Inc. (a)	2,389
10	Sears Holdings Corp. (a)	1,063
74	Target Corp.	3,745

		17,132

	Multi-Utilities — 0.7%
71	Ameren Corp.	3,126
96	Black Hills Corp.	3,449
26	Integrys Energy Group, Inc.	1,190

		7,765

	Office Electronics — 0.2%
73	Zebra Technologies Corp., Class A (a)	2,434

	Oil, Gas & Consumable Fuels — 5.3%
143	Alpha Natural Resources, Inc. (a)	6,231
6	Anadarko Petroleum Corp.	391
90	Arch Coal, Inc.	3,931
70	Arena Resources, Inc. (a)	2,695
81	Bill Barrett Corp. (a)	3,812
100	Cabot Oil & Gas Corp.	5,066
137	Cheniere Energy, Inc. (a)	2,707
54	Consol Energy, Inc.	3,745
60	Continental Resources, Inc. (a)	1,914
200	Delta Petroleum Corp. (a)	4,499
30	Encore Acquisition Co. (a)	1,202
238	EXCO Resources, Inc. (a)	4,400
37	Forest Oil Corp. (a)	1,790
19	Foundation Coal Holdings, Inc.	973
18	Hess Corp.	1,545
12	Holly Corp.	519
14	Murphy Oil Corp.	1,137
17	Newfield Exploration Co. (a)	921
84	Peabody Energy Corp.	4,266
14	Plains Exploration & Production Co. (a)	729
11	Range Resources Corp.	728
21	SandRidge Energy, Inc. (a)	804
120	Spectra Energy Corp.	2,734
65	Teekay Corp., (Bahamas)	2,749
55	Tesoro Corp.	1,642
29	Western Refining, Inc.	390

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short Positions — Continued

	Oil, Gas & Consumable Fuels — Continued
79	World Fuel Services Corp.	2,230

		63,750

	Paper & Forest Products — 0.4%
274	Louisiana-Pacific Corp.	2,512
35	MeadWestvaco Corp.	948
16	Weyerhaeuser Co.	1,066

		4,526

	Personal Products — 0.3%
91	Avon Products, Inc.	3,595

	Pharmaceuticals — 0.7%
78	Auxilium Pharmaceuticals, Inc. (a)	2,079
87	Barr Pharmaceuticals, Inc. (a)	4,181
225	Mylan, Inc.	2,614

		8,874

	Real Estate Investment Trusts (REITs) — 0.6%
17	Apartment Investment & Management Co.	595
19	Brandywine Realty Trust	314
32	CBL & Associates Properties, Inc.	758
25	Cousins Properties, Inc.	613
35	Douglas Emmett, Inc.	783
62	Equity One, Inc.	1,493
69	Potlatch Corp.	2,848

		7,404

	Road & Rail — 0.6%
81	Avis Budget Group, Inc. (a)	861
155	Heartland Express, Inc.	2,206
244	Knight Transportation, Inc.	4,018

		7,085

	Semiconductors & Semiconductor Equipment — 3.8%
597	Advanced Micro Devices, Inc. (a)	3,518
185	Altera Corp.	3,416
102	Analog Devices, Inc.	3,010
157	Applied Materials, Inc.	3,061
124	ATMI, Inc. (a)	3,438
178	Cypress Semiconductor Corp. (a)	4,210
156	FormFactor, Inc. (a)	2,970
39	Hittite Microwave Corp. (a)	1,472
29	Intel Corp.	618
102	Microchip Technology, Inc.	3,335
565	Micron Technology, Inc. (a)	3,375
183	Microsemi Corp. (a)	4,163
86	Novellus Systems, Inc. (a)	1,807
255	Rambus, Inc. (a)	5,946
225	SiRF Technology Holdings, Inc. (a)	1,147

		45,486

	Software — 3.0%
41	Advent Software, Inc. (a)	1,758
38	Amdocs Ltd., (United Kingdom) (a)	1,079
114	ANSYS, Inc. (a)	3,939
63	Blackbaud, Inc.	1,519
63	Blackboard, Inc. (a)	2,112
92	Concur Technologies, Inc. (a)	2,843
93	Electronic Arts, Inc. (a)	4,633
145	Intuit, Inc. (a)	3,916
121	Net 1 UEPS Technologies Inc., (South Africa) (a)	2,726
228	Nuance Communications, Inc. (a)	3,963
143	Red Hat, Inc. (a)	2,632
204	THQ, Inc. (a)	4,448

		35,568

	Specialty Retail — 2.6%
98	Aaron Rents, Inc.	2,103
115	Cabela’s, Inc. (a)	1,623
232	CarMax, Inc. (a)	4,511
417	Chico’s FAS, Inc. (a)	2,968
832	Circuit City Stores, Inc.	3,312
23	Dick’s Sporting Goods, Inc. (a)	622
5	J Crew Group, Inc. (a)	223
216	Limited Brands, Inc.	3,696
65	Lowe’s Cos., Inc.	1,489
285	Office Depot, Inc. (a)	3,146
122	O’Reilly Automotive, Inc. (a)	3,486
66	Pacific Sunwear of California, Inc. (a)	836
95	Tractor Supply Co. (a)	3,748

		31,763

	Textiles, Apparel & Luxury Goods— 0.8%
113	Liz Claiborne, Inc.	2,056

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short Positions — Continued

	Textiles, Apparel & Luxury Goods — Continued
377	Quiksilver, Inc. (a)	3,697
182	Timberland Co., Class A (a)	2,499
41	Under Armour, Inc., Class A (a)	1,496

		9,748

	Thrifts & Mortgage Finance — 1.6%
91	Federal National Mortgage Association	2,403
135	Freddie Mac	3,407
145	MGIC Investment Corp.	1,528
230	NewAlliance Bancshares, Inc.	2,826
269	People’s United Financial, Inc.	4,661
263	PMI Group, Inc. (The)	1,531
251	Washington Mutual, Inc.	2,585

		18,941

	Tobacco — 0.1%
15	Altria Group, Inc.	336
15	Philip Morris International Inc. (a)	766

		1,102

	Trading Companies & Distributors — 0.5%
116	Fastenal Co.	5,314
27	Watsco, Inc.	1,113

		6,427

	Water Utilities — 0.2%
156	Aqua America, Inc.	2,937

	Wireless Telecommunication Services — 0.7%
103	American Tower Corp., Class A (a)	4,030
70	Crown Castle International Corp. (a)	2,423
62	NII Holdings, Inc. (a)	1,978

		8,431

	Total Short Positions (Proceeds $1,259,551)	$1,077,304

Percentages indicated are based on net assets.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$111,061
Aggregate gross unrealized depreciation	(136,523)

Net unrealized appreciation/depreciation	$(25,462)

Federal income tax cost of investments	$1,162,872

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(j)	All or a portion of these securities are segregated for short sales.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long Positions — 124.2% (j)

	Long-Term Investments — 97.2%

	Common Stocks — 97.2%

	Aerospace & Defense — 1.0%
93	HEICO Corp. (c)	4,541

	Air Freight & Logistics — 0.6%
145	UTI Worldwide, Inc., (United Kingdom)	2,917

	Biotechnology — 3.6%
186	BioMarin Pharmaceutical, Inc. (a) (c)	6,572
102	Myriad Genetics, Inc. (a) (c)	4,110
126	Theravance, Inc. (a) (c)	1,330
482	Third Wave Technologies, Inc. (a)	4,440

		16,452

	Capital Markets — 1.9%
39	Affiliated Managers Group, Inc. (a)	3,521
108	Investment Technology Group, Inc. (a)	4,976

		8,497

	Chemicals — 0.8%
165	Innospec, Inc., (United Kingdom)	3,508

	Commercial Banks — 0.4%
163	Bancorp, Inc. (The) (a) (c)	1,969

	Commercial Services & Supplies — 2.9%
80	FTI Consulting, Inc. (a)	5,701
190	GEO Group, Inc. (The) (a) (c)	5,397
134	Interface, Inc., Class A	1,882

		12,980

	Communications Equipment — 2.5%
303	Neutral Tandem, Inc. (a)	5,452
267	ViaSat, Inc. (a)	5,800

		11,252

	Computers & Peripherals — 0.3%
50	Synaptics, Inc. (a) (c)	1,196

	Construction Materials — 1.0%
132	Eagle Materials, Inc. (c)	4,678

	Distributors — 1.4%
274	LKQ Corp. (a)	6,166

	Diversified Consumer Services — 1.7%
66	American Public Education, Inc. (a)	2,018
508	INVESTools, Inc. (a) (c)	5,582

		7,600

	Diversified Financial Services — 1.2%
183	MSCI, Inc., Class A (a)	5,432

	Diversified Telecommunication Services — 1.4%
208	Cbeyond, Inc. (a)	3,913
121	Cogent Communications Group, Inc. (a) (c)	2,212

		6,125

	Electrical Equipment — 3.1%
197	EnerSys (a)	4,710
105	General Cable Corp. (a)	6,228
77	Powell Industries, Inc. (a)	3,035

		13,973

	Electronic Equipment & Instruments — 1.6%
161	FLIR Systems, Inc. (a)	4,843
138	IPG Photonics Corp. (a) (c)	2,170

		7,013

	Energy Equipment & Services — 4.8%
98	Exterran Holdings, Inc. (a)	6,328
73	Hornbeck Offshore Services, Inc. (a) (c)	3,316
98	Oceaneering International, Inc. (a)	6,199
85	W-H Energy Services, Inc., Class H (a)	5,880

		21,723

	Food & Staples Retailing — 1.4%
212	Susser Holdings Corp. (a)	3,973
124	United Natural Foods, Inc. (a) (c)	2,317

		6,290

	Food Products — 0.4%
389	SunOpta, Inc., (Canada) (a)	1,986

	Health Care Equipment & Supplies— 3.8%
115	Hologic, Inc. (a)	6,380
126	Masimo Corp. (a)	3,287
132	Meridian Bioscience, Inc.	4,423
215	Thoratec Corp. (a) (c)	3,072

		17,162

	Health Care Providers & Services — 4.7%
115	Chemed Corp.	4,872

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Health Care Providers & Services — Continued
381	Gentiva Health Services, Inc. (a)	8,281
110	Healthways, Inc. (a) (c)	3,886
124	Psychiatric Solutions, Inc. (a) (c)	4,216

		21,255

	Health Care Technology — 3.1%
321	Allscripts Healthcare Solutions, Inc. (a) (c)	3,310
274	MedAssets, Inc. (a)	4,066
339	Omnicell, Inc. (a)	6,811

		14,187

	Hotels, Restaurants & Leisure — 4.2%
245	California Pizza Kitchen, Inc. (a) (c)	3,215
98	Gaylord Entertainment Co. (a) (c)	2,968
152	Red Robin Gourmet Burgers, Inc. (a) (c)	5,701
156	Sonic Corp. (a) (c)	3,443
96	WMS Industries, Inc. (a)	3,467

		18,794

	Household Durables — 1.1%
486	Champion Enterprises, Inc. (a) (c)	4,870

	Insurance — 2.3%
455	Castlepoint Holdings Ltd.,	4,423
	(Bermuda)
148	National Financial Partners Corp. (c)	3,321
50	ProAssurance Corp. (a)	2,699

		10,443

	Internet & Catalog Retail — 0.8%
262	FTD Group, Inc.	3,517

	Internet Software & Services — 4.2%
806	Art Technology Group, Inc. (a)	3,128
62	Bankrate, Inc. (a) (c)	3,076
149	DealerTrack Holdings, Inc. (a)	3,008
94	Digital River, Inc. (a) (c)	2,916
196	LoopNet, Inc. (a) (c)	2,485
419	Switch & Data Facilities Co., Inc. (a) (c)	4,277

		18,890

	IT Services — 1.7%
159	Syntel, Inc. (c)	4,229
226	VeriFone Holdings, Inc. (a) (c)	3,579

		7,808

	Leisure Equipment & Products — 0.8%
740	Smith & Wesson Holding Corp. (a) (c)	3,713

	Life Sciences Tools & Services — 5.7%
681	Enzo Biochem, Inc. (a) (c)	6,191
267	Exelixis, Inc. (a) (c)	1,853
117	Icon plc ADR, (Ireland) (a)	7,613
106	Illumina, Inc. (a)	8,030
152	Medivation, Inc. (a) (c)	2,166

		25,853

	Machinery — 3.0%
59	Bucyrus International, Inc., Class A	6,003
112	Kaydon Corp. (c)	4,907
403	TurboChef Technologies, Inc. (a) (c)	2,625

		13,535

	Marine — 0.3%
100	American Commercial Lines, Inc. (a) (c)	1,575

	Media — 0.7%
52	Morningstar, Inc. (a)	3,190

	Metals & Mining — 1.8%
24	Allegheny Technologies, Inc.	1,727
95	Century Aluminum Co. (a)	6,304

		8,031

	Oil, Gas & Consumable Fuels — 4.4%
110	Cabot Oil & Gas Corp.	5,570
86	Comstock Resources, Inc. (a)	3,478
162	Penn Virginia Corp.	7,160
137	World Fuel Services Corp. (c)	3,833

		20,041

	Pharmaceuticals — 1.0%
305	Sucampo Pharmaceuticals, Inc., Class A (a)	2,438

255	ViroPharma, Inc. (a) (c)	2,283

		4,721

	Real Estate Investment Trusts (REITs) — 0.5%
327	Resource Capital Corp. (c)	2,472

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Road & Rail — 0.6%
80	Old Dominion Freight Line, Inc. (a) (c)	2,539

	Semiconductors & Semiconductor Equipment — 4.3%
334	Anadigics, Inc. (a) (c)	2,188
101	Diodes, Inc. (a) (c)	2,211
104	Hittite Microwave Corp. (a) (c)	3,875
225	Microsemi Corp. (a)	5,129
210	Tessera Technologies, Inc. (a) (c)	4,360
57	Varian Semiconductor Equipment Associates, Inc. (a)	1,610

		19,373

	Software — 7.3%
218	ANSYS, Inc. (a) (c)	7,519
224	Blackboard, Inc. (a)	7,466
484	Magma Design Automation, Inc. (a)	4,630
74	Netsuite, Inc. (a)	1,600
464	Nuance Communications, Inc. (a) (c)	8,070
190	Taleo Corp., Class A (a)	3,683

		32,968

	Specialty Retail — 3.4%
93	J Crew Group, Inc. (a)	4,103
60	Lululemon Athletica, Inc., (Canada) (a) (c)	1,714
331	Pacific Sunwear of California, Inc. (a) (c)	4,176
376	Ulta Salon Cosmetics & Fragrance, Inc. (a) (c)	5,273

		15,266

	Textiles, Apparel & Luxury Goods — 4.8%
457	American Apparel, Inc. (a)	4,321
61	Deckers Outdoor Corp. (a)	6,566
356	Iconix Brand Group, Inc. (a) (c)	6,170
199	Quiksilver, Inc. (a) (c)	1,956
69	Under Armour, Inc., Class A (a) (c)	2,522

		21,535

	Thrifts & Mortgage Finance — 0.7%
63	WSFS Financial Corp.	3,124

	Total Long-Term Investments (Cost $423,828)	439,160

SHARES

Short-Term Investment — 2.6%

Investment Company — 2.6%
12,046	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m) (Cost $12,046)	12,046

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Investments of Cash Collateral for Securities on Loan — 24.4%

	Certificates of Deposit — 1.9%
5,000	Bank of New York, FRN, 3.15%, 05/02/08	5,000
3,500	Calyon, New York, FRN, 2.40%, 03/15/10	3,499

		8,499

	Corporate Notes — 17.9%
7,000	Anglo Irish Bank Corp. plc (Ireland), FRN, 3.13%, 09/05/08	7,000
6,000	BBVA U.S. Senior SAU, (Spain), FRN, 2.95%, 03/12/10	5,975
7,000	Beta Finance, Inc., FRN, 2.38%, 02/20/09 (i) (s)	6,878
7,300	Caixa d’Estalvis de Catalunya, (Spain), FRN, 3.04%, 06/30/08	7,293
700	Citigroup Global Markets, Inc., FRN, 3.30%, 04/07/08 (i)	700
7,000	First Tennessee Bank N.A., FRN, 2.84%, 08/15/08	7,000
7,000	General Electric Capital Corp., FRN, 2.40%, 03/12/10	6,916
3,000	Goldman Sachs Group, Inc., FRN, 3.12%, 02/13/09	3,000
7,698	HBOS Treasury Services plc, (United Kingdom), FRN, 3.19%, 08/29/08	7,698
7,250	Metropolitan Life Global Funding I, FRN, 2.59%, 08/21/08	7,250
1,000	Monumental Global Funding III, FRN, 2.40%, 03/26/10	1,000
6,000	Monumental Global Funding III, FRN, 3.14%, 05/24/10	5,876
7,000	National Rural Utilities Cooperative Finance Corp., FRN, 3.12%, 09/04/08	7,000
2,000	Pricoa Global Funding I, FRN, 2.41%, 12/15/09	2,000

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Corporate Notes — Continued
5,000	Pricoa Global Funding I, FRN, 2.65%, 09/26/08	5,000

		80,586

	Repurchase Agreements — 1.2%
4,242	Credit Suisse First Boston LLC, 3.01%, dated 03/31/08, due 04/01/08, repurchase price $4,243, collateralized by U.S. Government Agency Mortgages	4,242
1,114	Lehman Brothers, Inc., 2.99%, dated 03/31/08, due 04/01/08, repurchase price $1,114, collateralized by U.S. Government Agency Mortgages	1,114

		5,356

	Time Deposits — 3.4%
4,000	Banco Santander SA (Spain), 3.25%, 04/01/08	4,000
2,000	Caisse Nationale des Caisses d’Epargne, (France), 3.10%, 04/01/08	2,000
3,800	Den Norske Bank, 3.30%, 04/01/08	3,800
4,000	Dresdner Bank, 3.50%, 04/01/08	4,000
2,000	ING Bank NV, Seoul, 3.60%, 04/01/08	2,000

		15,800

	Total Investments of Cash Collateral for Securities on Loan (Cost $110,601)	110,241

	Total Investments — 124.2% (Cost $546,475)	561,447

	Liabilities in Excess of Other Assets — (24.2)%	(109,533)

	NET ASSETS — 100.0%	$451,914

Percentages indicated are based on net assets.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$70,495
Aggregate gross unrealized depreciation	(55,522)

Net unrealized appreciation/depreciation	$14,973

Federal income tax cost of investments	$546,475

ABBREVIATIONS AND DEFINITIONS:

ADR	American Depositary Receipt
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(j)	All or a portion of these securities are segregated for short sales.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008
(Amounts in thousands except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.1%

	Common Stocks — 98.1%

	Aerospace & Defense — 1.3%
45	Cubic Corp.	1,288
284	Orbital Sciences Corp. (a) (c)	6,851

		8,139

	Air Freight & Logistics — 0.9%
30	Atlas Air Worldwide Holdings, Inc. (a)	1,667
245	Pacer International, Inc.	4,030

		5,697

	Airlines — 0.7%
203	Continental Airlines, Inc., Class B (a) (c)	3,909
213	ExpressJet Holdings, Inc. (a) (c)	560

		4,469

	Auto Components — 0.7%
214	ArvinMeritor, Inc. (c)	2,675
86	Modine Manufacturing Co.	1,246
147	Visteon Corp. (a) (c)	551

		4,472

	Biotechnology — 0.5%
35	Arena Pharmaceuticals, Inc. (a) (c)	236
92	Bionovo, Inc. (a) (c)	116
23	InterMune, Inc. (a) (c)	335
44	Keryx Biopharmaceuticals, Inc. (a) (c)	26
54	Protalix BioTherapeutics, Inc., (Israel) (a) (c)	143
26	Regeneron Pharmaceuticals, Inc. (a)	501
10	Rigel Pharmaceuticals, Inc. (a) (c)	185
31	Seattle Genetics, Inc. (a) (c)	285
26	Third Wave Technologies, Inc. (a)	243
14	United Therapeutics Corp. (a)	1,196

		3,266

	Capital Markets — 1.1%
30	Affiliated Managers Group, Inc. (a)	2,695
30	Federated Investors, Inc., Class B	1,175
67	Investment Technology Group, Inc. (a)	3,075

		6,945

	Chemicals — 4.3%
94	CF Industries Holdings, Inc.	9,751
14	GenTek, Inc. (a) (c)	418

108	Georgia Gulf Corp. (c)	748
207	H.B. Fuller Co.	4,227
67	Innophos Holdings, Inc. (c)	1,076
54	Sensient Technologies Corp. (c)	1,581
159	Spartech Corp. (c)	1,340
67	Stepan Co.	2,542
138	Terra Industries, Inc. (a) (c)	4,900
43	Zep, Inc.	698

		27,281

	Commercial Banks — 11.3%
63	1st Source Corp. (c)	1,332
35	AMCORE Financial, Inc. (c)	706
47	BancFirst Corp. (c)	2,156
140	Bank of Hawaii Corp.	6,923
43	Chemical Financial Corp. (c)	1,016
103	City Holding Co. (c)	4,110
141	Commerce Bancshares, Inc.	5,916
128	Community Bank System, Inc. (c)	3,131
70	Community Trust Bancorp, Inc. (c)	2,063
64	Cullen/Frost Bankers, Inc.	3,416
160	First Bancorp (c)	1,625
5	First Citizens BancShares, Inc., Class A	752
25	First Community Bancshares, Inc. (c)	903
14	First Financial Bankshares, Inc. (c)	557
14	First Merchants Corp.	400
22	First Regional Bancorp (a) (c)	366
31	First State Bancorp	412
235	FirstMerit Corp. (c)	4,855
1	Fulton Financial Corp.	14
14	Great Southern Bancorp, Inc. (c)	219
42	Heartland Financial USA, Inc. (c)	882
14	Horizon Financial Corp. (c)	198
62	Lakeland Bancorp, Inc. (c)	800
15	Lakeland Financial Corp. (c)	349
20	Old National Bancorp (c)	358
13	Old Second Bancorp, Inc. (c)	356
64	Pacific Capital Bancorp (c)	1,380
73	Provident Bankshares Corp. (c)	779
11	Santander BanCorp (c)	115
11	SCBT Financial Corp. (c)	376
59	Simmons First National Corp., Class A	1,751
30	Southwest Bancorp, Inc.	532

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008
(Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Commercial Banks — Continued
13	StellarOne Corp.	221
10	Suffolk Bancorp (c)	320
47	Taylor Capital Group, Inc.	775
258	TCF Financial Corp.	4,625
21	Tompkins Financial Corp. (c)	1,029
211	UMB Financial Corp. (c)	8,710
60	Umpqua Holdings Corp. (c)	937
217	W Holding Co., Inc. (c)	258
93	Washington Trust Bancorp, Inc. (c)	2,298
33	Westamerica Bancorp (c)	1,731
119	Whitney Holding Corp. (c)	2,955

		72,607

	Commercial Services & Supplies — 2.1%
9	Amrep Corp. (c)	486
83	Compx International, Inc.	759
29	COMSYS IT Partners, Inc. (a)	247
205	Deluxe Corp.	3,940
89	HNI Corp. (c)	2,391
203	Standard Register Co. (The) (c)	1,578
191	Steelcase, Inc.	2,109
41	United Stationers, Inc. (a)	1,937

		13,447

	Communications Equipment — 1.0%
37	Bel Fuse, Inc., Class B (a)	1,038
84	Black Box Corp.	2,579
81	CommScope, Inc. (a)	2,828
54	UTStarcom, Inc. (a) (c)	153

		6,598

	Computers & Peripherals — 1.0%
245	Electronics for Imaging, Inc. (a)	3,657
103	Emulex Corp. (a)	1,671
52	Imation Corp. (c)	1,187

		6,515

	Construction & Engineering — 1.1%
249	EMCOR Group, Inc. (a)	5,524
58	Quanta Services, Inc. (a) (c)	1,332

		6,856

	Construction Materials — 0.1%
41	Headwaters, Inc. (a) (c)	543

	Consumer Finance — 1.8%
140	AmeriCredit Corp. (a) (c)	1,411
13	Credit Acceptance Corp. (a) (c)	201
140	Dollar Financial Corp. (a) (c)	3,222
210	World Acceptance Corp. (a) (c)	6,701

		11,535

	Containers & Packaging — 1.2%
326	Graphic Packaging Holding Co. (a)	950
143	Myers Industries, Inc.	1,878
95	Silgan Holdings, Inc.	4,725
51	Smurfit-Stone Container Corp. (a)	389

		7,942

	Diversified Consumer Services — 1.0%
150	Coinstar, Inc. (a)	4,210
77	Jackson Hewitt Tax Service, Inc. (c)	885
250	Stewart Enterprises, Inc., Class A (c)	1,606

		6,701

	Diversified Financial Services — 0.2%
52	Financial Federal Corp. (c)	1,141
3	Nasdaq OMX Group (The) (a)	96

		1,237

	Diversified Telecommunication Services —0.8%
53	CenturyTel, Inc.	1,745
250	Citizens Communications Co.	2,626
61	Consolidated Communications Holdings, Inc.	926

		5,297

	Electric Utilities — 0.8%
224	El Paso Electric Co. (a)	4,793
15	Great Plains Energy, Inc. (c)	365

		5,158

	Electrical Equipment — 0.9%
86	Acuity Brands, Inc. (c)	3,689
141	LSI Industries, Inc.	1,860

		5,549

	Electronic Equipment & Instruments — 2.9%
131	Agilysis, Inc. (c)	1,516
117	Cognex Corp. (c)	2,557
169	Coherent, Inc. (a)	4,725

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008
(Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Electronic Equipment & Instruments — Continued
339	CTS Corp. (c)	3,626
154	Park Electrochemical Corp.	3,973
193	Sanmina-SCI Corp. (a)	312
60	Tech Data Corp. (a)	1,958

		18,667

	Energy Equipment & Services — 2.5%
99	Global Industries Ltd. (a)	1,588
313	Grey Wolf, Inc. (a) (c)	2,120
38	Gulfmark Offshore, Inc. (a) (c)	2,079
72	Helmerich & Payne, Inc.	3,356
14	Patterson-UTI Energy, Inc.	369
168	Trico Marine Services, Inc. (a)	6,559

		16,071

	Food & Staples Retailing — 1.0%
159	Nash Finch Co. (c)	5,393
34	Pantry, Inc. (The) (a) (c)	708

		6,101

	Gas Utilities — 1.3%
233	Nicor, Inc. (c)	7,794
19	ONEOK, Inc.	826

		8,620

	Health Care Equipment & Supplies — 1.6%
35	Datascope Corp.	1,442
178	Invacare Corp. (c)	3,955
13	Power Medical Interventions, Inc. (a) (c)	80
50	Quidel Corp. (a)	806
140	STERIS Corp.	3,756

		10,039

	Health Care Providers & Services — 1.6%
28	Chemed Corp. (c)	1,177
211	Gentiva Health Services, Inc. (a)	4,585
115	Magellan Health Services, Inc. (a)	4,557

		10,319

	Health Care Technology — 0.1%
26	MedAssets, Inc. (a)	388

	Hotels, Restaurants & Leisure — 0.9%
394	Denny’s Corp. (a)	1,174
52	Domino’s Pizza, Inc. (c)	707

147	Jack in the Box, Inc. (a)	3,939

		5,820

	Household Durables — 1.8%
239	American Greetings Corp., Class A (c)	4,424
67	Blyth, Inc.	1,325
149	Tupperware Brands Corp.	5,756

		11,505

	Industrial Conglomerates — 1.1%
179	Reddy Ice Holdings, Inc.	2,331
105	Teleflex, Inc.	5,029

		7,360

	Insurance — 7.3%
166	Alfa Corp.	3,657
20	Arch Capital Group Ltd., (Bermuda) (a)	1,367
123	Aspen Insurance Holdings Ltd., (Bermuda)	3,242
37	Axis Capital Holdings Ltd., (Bermuda)	1,257
408	Conseco, Inc. (a)	4,163
104	Crawford & Co., Class B (a) (c)	547
164	Delphi Financial Group, Inc., Class A	4,804
17	FBL Financial Group, Inc., Class A	493
182	Harleysville Group, Inc. (c)	6,554
249	Horace Mann Educators Corp.	4,356
68	LandAmerica Financial Group, Inc. (c)	2,672
77	Meadowbrook Insurance Group, Inc.	597
40	Odyssey Re Holdings Corp. (c)	1,463
86	Platinum Underwriters Holdings Ltd., (Bermuda)	2,795
44	ProAssurance Corp. (a)	2,352
77	Protective Life Corp.	3,103
25	RenaissanceRe Holdings Ltd., (Bermuda)	1,272
49	StanCorp Financial Group, Inc.	2,323

		47,017

	Internet Software & Services — 0.7%
284	SonicWALL, Inc. (a)	2,324

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008
(Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Internet Software & Services — Continued
135	United Online, Inc.	1,423
40	Vignette Corp. (a)	534

		4,281

	IT Services — 1.2%
205	Acxiom Corp.	2,433
287	CSG Systems International, Inc. (a)	3,260
424	Unisys Corp. (a)	1,879

		7,572

	Leisure Equipment & Products — 1.5%
190	Hasbro, Inc.	5,312
122	JAKKS Pacific, Inc. (a)	3,350
94	Sturm Ruger & Co., Inc. (a) (c)	778

		9,440

	Life Sciences Tools & Services — 0.6%
94	Enzo Biochem, Inc. (a) (c)	858
103	Exelixis, Inc. (a) (c)	717
27	Illumina, Inc. (a) (c)	2,057

		3,632

	Machinery — 2.7%
18	Accuride Corp. (a) (c)	149
100	AGCO Corp. (a)	5,958
14	CIRCOR International, Inc.	647
10	Flowserve Corp.	1,044
51	FreightCar America, Inc. (c)	1,763
13	NACCO Industries, Inc., Class A	1,077
177	Wabtec Corp.	6,666

		17,304

	Media — 1.6%
30	AH Belo Corp., Class A (a)	338
148	Belo Corp., Class A	1,559
161	Cumulus Media, Inc., Class A (a) (c)	1,026
125	John Wiley & Sons, Inc., Class A	4,943
91	RCN Corp. (a)	1,021
140	Sinclair Broadcast Group, Inc., Class A (c)	1,249
206	Westwood One, Inc. (a) (c)	432

		10,568

	Metals & Mining — 2.1%
52	Cleveland-Cliffs, Inc.	6,219

57	Quanex Corp. (c)	2,957
64	Steel Dynamics, Inc.	2,121
116	Worthington Industries, Inc. (c)	1,950

		13,247

	Multiline Retail — 1.2%
311	Big Lots, Inc. (a) (c)	6,924
59	Saks, Inc. (a) (c)	736

		7,660

	Multi-Utilities — 3.0%
255	Avista Corp.	4,984
382	CenterPoint Energy, Inc.	5,447
46	NorthWestern Corp.	1,109
200	Puget Energy, Inc.	5,174
101	Vectren Corp.	2,720

		19,434

	Oil, Gas & Consumable Fuels — 3.8%
60	Energy Partners, Ltd. (a) (c)	572
26	General Maritime Corp. (c)	611
86	Harvest Natural Resources, Inc. (a) (c)	1,032
59	Holly Corp.	2,557
143	Mariner Energy, Inc. (a) (c)	3,859
123	Meridian Resource Corp. (a)	181
19	Overseas Shipholding Group, Inc. (c)	1,317
186	Stone Energy Corp. (a)	9,751
82	Swift Energy Co. (a)	3,676
162	USEC, Inc. (a) (c)	599

		24,155

	Paper & Forest Products — 0.8%
245	Buckeye Technologies, Inc. (a)	2,734
99	Neenah Paper, Inc. (c)	2,547

		5,281

	Personal Products — 0.4%
77	NBTY, Inc. (a)	2,306

	Pharmaceuticals — 0.6%
42	Alpharma, Inc., Class A (a) (c)	1,106
14	Auxilium Pharmaceuticals, Inc. (a) (c)	386
29	Barrier Therapeutics, Inc. (a)	97
30	Cypress Bioscience, Inc. (a) (c)	216

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008
(Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Pharmaceuticals — Continued
43	Perrigo Co.	1,604
58	ULURU, Inc. (a)	129
48	ViroPharma, Inc. (a) (c)	425

		3,963

	Real Estate Investment Trusts (REITs) — 8.3%
122	Annaly Capital Management, Inc.	1,868
317	Anworth Mortgage Asset Corp.	1,940
106	Apartment Investment & Management Co.	3,802
28	Brandywine Realty Trust (c)	471
38	Cousins Properties, Inc. (c)	949
182	DiamondRock Hospitality Co.	2,308
77	Home Properties, Inc. (c)	3,690
38	Hospitality Properties Trust	1,276
60	LaSalle Hotel Properties (c)	1,732
63	Lexington Realty Trust (c)	904
151	LTC Properties, Inc.	3,892
419	MFA Mortgage Investments, Inc.	2,641
139	Mission West Properties (c)	1,314
9	Pennsylvania Real Estate Investment Trust (c)	212
107	PS Business Parks, Inc.	5,538
152	Ramco-Gershenson Properties Trust	3,209
87	Senior Housing Properties Trust	2,067
85	Strategic Hotels & Resorts, Inc. (c)	1,109
363	Sunstone Hotel Investors, Inc.	5,818
115	Taubman Centers, Inc.	5,976
65	Universal Health Realty IncomeTrust (c)	2,148

		52,864

	Road & Rail — 0.3%
43	Arkansas Best Corp. (c)	1,380
25	Saia, Inc. (a) (c)	398

		1,778

	Semiconductors & Semiconductor Equipment — 2.6%
450	Asyst Technologies, Inc. (a) (c)	1,576
166	Axcelis Technologies, Inc. (a)	930
517	Cirrus Logic, Inc. (a) (c)	3,472
66	Cohu, Inc. (c)	1,064
407	Credence Systems Corp. (a)	692

111	Fairchild Semiconductor International, Inc. (a)	1,324
27	Integrated Device Technology, Inc. (a)	237
412	Lattice Semiconductor Corp. (a)	1,170
88	Novellus Systems, Inc. (a)	1,859
122	OmniVision Technologies, Inc. (a) (c)	2,044
41	Semtech Corp. (a)	585
226	Silicon Storage Technology, Inc. (a) (c)	592
179	TriQuint Semiconductor, Inc. (a)	904
10	Zoran Corp. (a)	132

		16,581

	Software — 4.0%
71	Ansoft Corp. (a)	2,170
405	Aspen Technology, Inc. (a)	5,166
212	BMC Software, Inc. (a)	6,884
407	EPIQ Systems, Inc. (a) (c)	6,315
16	Fair Isaac Corp. (c)	353
100	Magma Design Automation, Inc. (a)	952
28	MicroStrategy, Inc., Class A (a)	2,050
42	Parametric Technology Corp. (a) (c)	668
28	Progress Software Corp. (a)	847
10	SPSS, Inc. (a)	388

		25,793

	Specialty Retail — 2.7%
72	Advance Auto Parts, Inc.	2,438
90	Barnes & Noble, Inc. (c)	2,743
285	Collective Brands, Inc. (a) (c)	3,452
266	CSK Auto Corp. (a) (c)	2,477
54	GameStop Corp., Class A (a)	2,787
199	Midas, Inc. (a)	3,421

		17,318

	Textiles, Apparel & Luxury Goods — 0.1%
23	Wolverine World Wide, Inc.	661

	Thrifts & Mortgage Finance — 2.7%
270	Astoria Financial Corp.	7,336
27	Centerline Holding Co. (c)	109

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008
(Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Thrifts & Mortgage Finance — Continued
85	Corus Bankshares, Inc. (c)	830
152	Federal Agricultural Mortgage Corp., Class C (c)	3,965
15	First Financial Holdings, Inc. (c)	361
180	First Niagara Financial Group, Inc.	2,442
49	FirstFed Financial Corp. (a) (c)	1,330
32	United Community Financial Corp. (c)	199
14	WSFS Financial Corp.	710

		17,282

	Tobacco — 1.4%
644	Alliance One International, Inc. (a)	3,887
81	Universal Corp.	5,334

		9,221

	Trading Companies & Distributors — 0.7%
118	Applied Industrial Technologies, Inc.	3,540
145	BlueLinx Holdings, Inc. (a) (c)	738

		4,278

	Wireless Telecommunication Services — 0.2%
226	Centennial Communications Corp. (a)	1,337

	Total Long-Term Investments (Cost $619,798)	628,117

SHARES

	Short-Term Investments — 2.2%

	Investment Company — 1.9%
12,302	JPMorgan Liquid Assets Money
	Market Fund, Institutional Class (b) (m) (Cost $12,302)	12,302

NUMBER OF RIGHTS

	Rights — 0.0%
29	Centerline Holding Co. expiring 4/4/08 (c) (Cost $—)	—

PRINCIPAL AMOUNT($)

	U.S. Treasury Obligation — 0.3%
1,680	U.S. Treasury Note 4.63%, 11/30/2008 (c) (k) (Cost $1,700)	1,716

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	U.S. Treasury Obligation — Continued

	Total Short-Term Investments (Cost $14,002)	14,018

	Investments of Cash Collateral for Securities on Loan — 18.0%

	Certificate of Deposit — 0.8%
4,999	Calyon, New York, FRN, 2.40%, 03/15/10	4,999

	Corporate Notes — 12.7%
2,000	Allstate Life Global Funding Trusts, FRN, 2.68%, 08/27/08	2,000
9,000	BBVA U.S. Senior SAU, (Spain), FRN, 2.95%, 03/12/10	9,000
3,999	Beta Finance, Inc., FRN, 2.38%, 02/20/09 (i) (s)	3,930
500	Caixa d’Estalvis de Catalunya, (Spain), FRN, 3.04%, 06/30/08	500
2,000	Fifth Third Bancorp, FRN, 2.61%, 08/22/08	2,000
10,000	General Electric Capital Corp., FRN, 2.40%, 03/12/10	9,880
4,000	Goldman Sachs Group, Inc., FRN, 3.12%, 02/13/09	4,000
1,520	HBOS Treasury Services plc, (United Kingdom), FRN, 3.19%, 08/29/08	1,520
10,000	Macquarie Bank Ltd., (Australia), FRN, 2.62%, 08/20/08	10,000
8,500	Metropolitan Life Global Funding I, FRN, 2.59%, 08/21/08	8,500
500	Monumental Global Funding III, FRN, 2.40%, 03/26/10	492
10,050	Monumental Global Funding III, FRN, 3.14%, 05/24/10	9,842
5,000	Pricoa Global Funding I, FRN, 2.41%, 12/15/09	5,000
5,000	Pricoa Global Funding I, FRN, 2.65%, 09/26/08	5,000
10,000	Wachovia Bank N.A., FRN, 2.36%, 02/23/09	10,000

		81,664

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008
(Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Repurchase Agreements — 2.2%
4,950	Barclays Capital, Inc., 2.50%, dated 03/31/08, due 04/01/08, repurchase price $4,950, collateralized by U.S. Government Agency Mortgages	4,950

3,506	Credit Suisse First Boston LLC, 3.01%, dated 03/31/08, due 04/01/08, repurchase price $3,506, collateralized by U.S. Government Agency Mortgages	3,506

5,243	Lehman Brothers, Inc., 2.99%, dated 03/31/08, due 04/01/08, repurchase price $5,243, collateralized by U.S. Government Agency Mortgages	5,243

		13,699

	Time Deposits — 2.3%
4,000	Banco Santander SA (Spain), 3.25%, 04/01/08	4,000
2,000	Caisse Nationale des Caisses d’Epargne, (France), 3.10%, 04/01/08	2,000
3,000	Den Norske Bank, 3.30%, 04/01/08	3,000
4,000	Dresdner Bank, 3.50%, 04/01/08	4,000
2,000	ING Bank NV, Seoul, 3.60%, 04/01/08	2,000

		15,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $115,767)	115,362

	Total Investments — 118.3% (Cost $749,567 )	757,497

	Liabilities in Excess of Other Assets — (18.3)%	(116,947)

	NET ASSETS — 100.0%	$640,550

Percentages indicated are based on net assets.

Futures Contracts (Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 3/31/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
42	Russell 2000 Index	June, 2008	$14,490	$167

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008
(Unaudited) (continued)
(Amounts in thousands)

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99,770
Aggregate gross unrealized depreciation	(91,840)

Net unrealized appreciation/depreciation	$7,930

Federal income tax cost of investments	$749,567

ABBREVIATIONS AND DEFINITIONS:

FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in the market conditions.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 27, 2008

By:	/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

May 27, 2008